As filed with the Securities and Exchange Commission on April 15, 1997

                                 1933 Act Registration No.  33-87244
                                 1940 Act Registration No.  811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     Pre-Effective Amendment No.          [ ]
                                                  ------
                     Post-Effective Amendment No.   10    [X]
                                                  ------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


      Amendment No.    11                                                  [X]
                     ------

 JNL SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

 5901 Executive Drive, Lansing, Michigan        48911
      (Address of Principal Executive Offices)  (Zip Code)


Registrant's Telephone Number, including Area Code:  (517) 394-3400


Thomas J. Meyer, Esq.                      with a copy to:
JNL Series Trust
Vice President & Counsel             Blazzard, Grodd & Hasenauer P.C.
5901 Executive Drive                       P.O. Box 5108
Lansing, Michigan  48911             Westport, Connecticut  06881

          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b)
--------
   X         on May 1, 1997 pursuant to paragraph (b)
--------
             60 days after filing pursuant to paragraph (a)(1)
--------
             on (date) pursuant to paragraph (a)(1)
--------
             75 days after filing pursuant to paragraph (a)(2)
--------
             on (date) pursuant to paragraph (a)(2) of Rule 485.
--------

             This post-effective amendment designates a new effective date for a
--------     previously filed post-effective amendment.

Declaration Pursuant to Rule 24f-2

The Registrant has registered an indefinite number of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended December 31, 1996, was filed on or about February 28, 1997.

                                JNL SERIES TRUST

                             CROSS-REFERENCE SHEET
                           (as required by Rule 495)



                                       Caption in Prospectus or Statement of
N-1A Item No.                          Additional Information relating to each Series
-------------                          ----------------------------------------------
Part A                                 Prospectus
---------                              ------------

Item   1.  Cover Page                  Front Cover Page

Item   2.  Synopsis                    Trust Expenses

Item   3.  Financial Highlights        Financial Highlights; Performance Advertising
                                       for the Series

Item   4.  General Description of
           Registrant                  Front Cover Page; Investment Objectives and
                                       Policies; Common Types of Securities and
                                       Management Practices

Item   5.  Management of the Fund      Management of the Trust

Item   5A  Management's Discussion
           of Fund Performance         Not Applicable

Item   6.  Capital Stock and Other     Additional Information;
           Securities                  Performance Advertising for the Series

Item   7.  Purchase of Securities      Investment in Trust Shares;
           Being Offered               Share Redemption

Item   8.  Redemption or Repurchase    Share Redemption

Item   9.  Pending Legal Proceedings   Not Applicable




Part B                                 Statement of Additional Information
---------                              ------------------------------------

Item 10.   Cover Page                  Front Cover Page

Item 11.   Table of Contents           Table of Contents

Item 12.   General Information and
           History                     General Information and History

Item 13.   Investment Objectives       Investment Restrictions Applicable to All
           and Policies                Series; Common Types of Securities

Item 14.   Management of the Fund      Trustees and Officers of the Trust


Item 15.   Control Persons and
           Principal Holders of
           Securities                  Trustees and Officers of the Trust

Item 16.   Investment Advisory and
           Other Services              Investment Adviser and Other Services

Item 17.   Brokerage Allocation and
           Other Practices             Investment Adviser and Other Services

Item 18.   Capital Stock and Other
           Securities                  Additional Information

Item 19.   Purchase, Redemption and
           Pricing of Securities
           Being Offered               Purchases, Redemptions and Pricing of Shares

Item 20.   Tax Status                  Tax Status

Item 21.   Underwriters                Not Applicable

Item 22.   Calculation of Performance
           Data                        Performance

Item 23.   Financial Statements        Financial Statements


Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

                              JNL(R) SERIES TRUST
                                  MAY 1, 1997

PROSPECTUS
May 1, 1997

JNL(R) SERIES TRUST
--------------------------------------------------------------------------------
5901 Executive Drive - Lansing, Michigan 48911

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust currently offers shares in separate Series, each with its own investment objective. The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity policies.

     JNL AGGRESSIVE GROWTH SERIES is a non-diversified Series that seeks as its investment objective long-term growth of capital by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.

     JNL CAPITAL GROWTH SERIES is a non-diversified Series that seeks as its investment objective long-term growth of capital by emphasizing investments in common stocks of medium-sized companies. Although the Series expects to emphasize such securities, it may also invest in smaller or larger companies.

     JNL GLOBAL EQUITIES SERIES seeks as its investment objective long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers of any size. This Series normally invests in issuers from at least five different countries including the United States.

     JNL/ALGER GROWTH SERIES seeks as its investment objective long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     JNL/EAGLE CORE EQUITY SERIES seeks as its investment objective long-term capital appreciation and, secondarily, current income by investing primarily in a diversified portfolio of common stocks which the sub-adviser believes offers above-average potential for long-term capital appreciation.

     JNL/EAGLE SMALLCAP EQUITY SERIES seeks as its investment objective long-term capital appreciation by investing primarily in equity securities of smaller companies which the sub-adviser believes offer potential for rapid growth.

     JNL/PUTNAM GROWTH SERIES seeks as its investment objective long-term growth of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective. It is intended that this Series will invest primarily in the common stocks of companies believed by the sub-adviser to have opportunity for capital growth.

     JNL/PUTNAM VALUE EQUITY SERIES seeks as its investment objective capital growth, with income as a secondary objective by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying asset value or earnings potential at the time of purchase.

     PPM AMERICA/JNL BALANCED SERIES seeks as its investment objective reasonable income, long-term capital growth and preservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

     PPM AMERICA/JNL HIGH YIELD BOND SERIES seeks as its investment objective a high level of current income; its secondary investment objective is capital appreciation by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

     PPM AMERICA/JNL MONEY MARKET SERIES seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high-quality, short-term money market instruments.

     SALOMON BROTHERS/JNL GLOBAL BOND SERIES seeks as its investment objective a high level of current income. As a secondary objective, the Series will seek capital appreciation. The Series seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the sub-adviser broad discretion to deploy the Series' assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to achievement of the Series' investment objectives. In pursuing its investment objectives, the Series reserves the right to invest predominantly in securities rated in medium or lower rating categories or as determined by the sub-adviser to be of comparable quality. Although the Series has the ability to invest up to 100% of the Series' assets in lower-rated securities, the Series' sub-adviser does not anticipate investing in excess of 75% of the Series' assets in such securities.

     SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES seeks as its investment objective a high level of current income, by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Series may also invest a portion of its assets in investment-grade bonds.

     T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES seeks as its investment objective long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

     T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES seeks as its investment objective long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES seeks as its investment objective long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above average growth.

     As a result of the market risk inherent in any investment, there is no assurance that the investment objective of any of the Series will be realized. Investments in a Series are neither insured nor guaranteed by the U.S. Government or any other entity or person, and there can be no assurance that the PPM America/JNL Money Market Series will be able to maintain a stable net asset value of $1.00 per share.


     THE PPM AMERICA/JNL HIGH YIELD BOND SERIES INVESTS PREDOMINANTLY IN, AND THE JNL AGGRESSIVE GROWTH SERIES, JNL CAPITAL GROWTH SERIES, JNL GLOBAL EQUITIES SERIES, JNL/EAGLE CORE EQUITY SERIES, JNL/EAGLE SMALLCAP EQUITY SERIES, PPM AMERICA/JNL BALANCED SERIES AND SALOMON BROTHERS/JNL GLOBAL BOND SERIES MAY INVEST IN HIGH YIELD, HIGH RISK BONDS. BONDS OF THIS TYPE ARE TYPICALLY SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER YIELDING, HIGHER RATED BONDS. (SEE "INVESTMENT RISKS".)



     Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series.



     This Prospectus provides you with the basic information you should know before investing in the Series. You should read it and keep it for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (800) 322-8257, or writing the JNL Series Trust Service Center, P.O. Box 25127, Lansing, MI 48909. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

                            ------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

  THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED
                              HEREIN BY REFERENCE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                           TOPIC                                PAGE
                           -----                                ----
TRUST EXPENSES..............................................       4

FINANCIAL HIGHLIGHTS........................................       6

INVESTMENT OBJECTIVES AND POLICIES..........................      10

COMMON TYPES OF SECURITIES AND MANAGEMENT PRACTICES.........      23

MANAGEMENT OF THE TRUST.....................................      32

INVESTMENT IN TRUST SHARES..................................      38

SHARE REDEMPTION............................................      36

ADDITIONAL INFORMATION......................................      38

PERFORMANCE ADVERTISING FOR THE SERIES......................      37

TAX STATUS..................................................      40

--------------------------------------------------------------------------------

                                 TRUST EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

MAXIMUM SALES LOAD IMPOSED ON PURCHASES                         NONE
MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS              NONE
DEFERRED SALES LOAD                                             NONE
REDEMPTION FEES                                                 NONE
EXCHANGE FEE                                                    NONE

ANNUAL SERIES OPERATING EXPENSES
(As a percentage of average net assets.)

                                                                               OTHER
                                                              MANAGEMENT   EXPENSES(AFTER      TOTAL SERIES
                                                                 FEE       REIMBURSEMENT)   OPERATING EXPENSES
                                                              ----------   --------------   ------------------
JNL Aggressive Growth Series................................     .95%           .15%               1.10%
JNL Capital Growth Series...................................     .95%           .15%               1.10%
JNL Global Equities Series..................................    1.00%           .15%               1.15%
JNL/Alger Growth Series.....................................    .975%           .15%              1.125%
JNL/Eagle Core Equity Series................................     .90%           .15%*              1.05%
JNL/Eagle SmallCap Equity Series............................     .95%           .15%*              1.10%
JNL/Putnam Growth Series**..................................     .90%           .15%               1.05%
JNL/Putnam Value Equity Series**............................     .90%           .15%               1.05%
PPM America/JNL Balanced Series**...........................     .75%           .15%                .90%
PPM America/JNL High Yield Bond Series......................     .75%           .15%                .90%
PPM America/JNL Money Market Series.........................     .60%           .15%                .75%
Salomon Brothers/JNL Global Bond Series.....................     .85%           .15%               1.00%
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series....................................................     .70%           .15%                .85%
T. Rowe Price/JNL Established Growth Series.................     .85%           .15%               1.00%
T. Rowe Price/JNL International Equity Investment Series....    1.10%           .15%               1.25%
T. Rowe Price/JNL Mid-Cap Growth Series.....................     .95%           .15%               1.10%


       *The JNL/Eagle Core Equity Series and the JNL/Eagle Small/Cap Equity Series commenced operations on September 16, 1996. These are estimated expenses for the first fiscal year of operation. Actual expenses may be greater or lesser than those shown.



      **The management fees for the JNL/Putnam Growth Series, JNL/Putnam Value Equity Series and the PPM America/JNL Balanced Series were changed effective May 1, 1997. See "Management of the Trust." The changes represent an increase in management fees for the JNL/Putnam Growth Series when net assets exceed $50 million, an increase in management fees for the JNL/Putnam Value Equity Series at all net asset levels and a decrease in management fees for the PPM America/JNL Balanced Series at all net asset levels.



     Currently, Jackson National Financial Services, Inc. will reimburse each of the Series for annual expenses (excluding Management Fees) in excess of .15% of average daily net assets. Voluntary reimbursements to these Series may be modified or discontinued at any time. Prior to reimbursement, Total Series Operating Expenses as a percentage of net assets for the period ended December 31, 1996, were: JNL Aggressive Growth Series -- 1.40%; JNL Capital Growth Series -- 1.27%; JNL Global Equities Series -- 1.63%; JNL/Alger Growth Series -- 1.19%; JNL/Putnam Growth Series -- 1.27%; JNL/Putnam Value Equity Series -- 1.53%; PPM America/JNL Balanced Series -- 1.22%; PPM America/JNL High Yield Bond Series -- 1.21%; PPM America/JNL Money Market Series -- .85%; Salomon Brothers/JNL Global Bond Series -- 1.44%; Salomon Brothers/JNL U.S. Government & Quality Bond Series -- 1.37%; T. Rowe Price/JNL Established Growth Series -- 1.11%; T. Rowe Price/JNL International Equity Investment Series -- 1.29%; and T. Rowe Price/JNL Mid-Cap Growth Series -- 1.14%; and are expected to be: JNL/Eagle Core Equity Series -- 4.57% and JNL/Eagle SmallCap Equity Series -- 4.77%.

EXAMPLE -

     The following example illustrates the expenses you would incur on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
JNL Aggressive Growth Series................................     $11        $35        $61        $134
JNL Capital Growth Series...................................     $11        $35        $61        $134
JNL Global Equities Series..................................     $12        $37        $63        $140
JNL/Alger Growth Series.....................................     $11        $36        $62        $137
JNL/Eagle Core Equity Series................................     $11        $33        N/A        N/A
JNL/Eagle SmallCap Equity Series............................     $11        $35        N/A        N/A
JNL/Putnam Growth Series....................................     $11        $33        $58        $128
JNL/Putnam Value Equity Series..............................     $11        $33        $58        $128
PPM America/JNL Balanced Series.............................     $ 9        $29        $50        $111
PPM America/JNL High Yield Bond Series......................     $ 9        $29        $50        $111
PPM America/JNL Money Market Series.........................     $ 8        $24        $42        $ 93
Salomon Brothers/JNL Global Bond Series.....................     $10        $32        $55        $122
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series....................................................     $ 9        $27        $47        $105
T. Rowe Price/JNL Established Growth Series.................     $10        $32        $55        $122
T. Rowe Price/JNL International Equity Investment Series....     $13        $40        $69        $151
T. Rowe Price/JNL Mid-Cap Growth Series.....................     $11        $35        $61        $134


     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The example assumes a 5% annual rate of return pursuant to the requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Series.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table provides selected per share data for one share of each Series. The information does not reflect any charges imposed by a separate account investing in shares of the Series. You should refer to the appropriate separate account prospectus for additional information regarding such charges.

     The information has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the Statement of Additional Information.

                                JNL SERIES TRUST

                              FINANCIAL HIGHLIGHTS


                                              JNL AGGRESSIVE                  JNL CAPITAL                     JNL GLOBAL
                                              GROWTH SERIES                  GROWTH SERIES                 EQUITIES SERIES
                                       ----------------------------   ----------------------------   ----------------------------
                                       PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM
                                         APRIL 1,        MAY 15,        APRIL 1,        MAY 15,        APRIL 1,        MAY 15,
                                         1996 TO          1995*         1996 TO          1995*         1996 TO          1995*
                                       DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,
                                           1996           1996            1996           1996            1996           1996
                                       ------------   ------------    ------------   ------------    ------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................     $13.13         $10.00          $13.86         $10.00          $13.75          $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........       0.05           0.01            0.06             --            0.03            0.10
Net realized and unrealized gains on
  investments and foreign currency
  related items......................       1.10           3.53            0.70           4.70            2.72            4.02
                                         -------         ------         -------         ------         -------         -------
Total income from investment
  operations.........................       1.15           3.54            0.76           4.70            2.75            4.12
                                         -------         ------         -------         ------         -------         -------
LESS DISTRIBUTIONS:
From net investment income...........      (0.05)            --              --             --           (0.08)             --
From net realized gains on investment
  transactions.......................      (0.71)         (0.41)          (0.16)         (0.84)          (0.90)          (0.37)
Return of capital....................      (0.14)            --              --             --           (0.32)             --
                                         -------         ------         -------         ------         -------         -------
Total distributions..................      (0.90)         (0.41)          (0.16)         (0.84)          (1.30)          (0.37)
                                         -------         ------         -------         ------         -------         -------
Net increase.........................       0.25           3.13            0.60           3.86            1.45            3.75
                                         -------         ------         -------         ------         -------         -------
NET ASSET VALUE, END OF PERIOD.......     $13.38         $13.13          $14.46         $13.86          $15.20          $13.75
                                         =======         ======         =======         ======         =======         =======
TOTAL RETURN(A)......................       8.72%         35.78%           5.45%         47.94%          19.99%          41.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).........................    $29,555         $8,527         $36,946         $9,578         $48,638         $16,141
Ratio of net expenses to average net
  assets(b)(c).......................       1.09%          1.09%           1.09%          1.09%           1.14%           1.15%
Ratio of net investment income to
  average net assets(b)(c)...........       0.77%          0.27%           0.91%         (0.49)%          0.37%           0.39%
Portfolio turnover rate..............      85.22%        163.84%         115.88%        128.56%          52.02%         142.36%
Average commission rate paid(d)......    $0.0242            n/a         $0.0196            n/a         $0.0162             n/a
RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT OR FEES PAID
  INDIRECTLY
Ratio of expenses to average net
  assets(b)..........................       1.40%          2.77%           1.27%          2.08%           1.63%           2.25%
Ratio of net investment income to
  average net assets(b)..............       0.46%         (1.41)%          0.73%         (1.48)%         (0.12)%         (0.71)%


-------------------------
 *  Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.
(d) Disclosure required for fiscal years beginning after September 1, 1995.

                     See notes to the financial statements.

                                   JNL/PHOENIX INVESTMENT       JNL/PHOENIX INVESTMENT     PPM AMERICA/JNL HIGH YIELD
     JNL/ALGER GROWTH SERIES      COUNSEL BALANCED SERIES       COUNSEL GROWTH SERIES             BOND SERIES
    --------------------------   --------------------------   --------------------------   --------------------------
    PERIOD FROM    PERIOD FROM   PERIOD FROM    PERIOD FROM   PERIOD FROM    PERIOD FROM   PERIOD FROM    PERIOD FROM
      APRIL 1,     OCTOBER 16,     APRIL 1,       MAY 15,       APRIL 1,       MAY 15,       APRIL 1,       MAY 15,
      1996 TO       1995* TO       1996 TO       1995* TO       1996 TO       1995* TO       1996 TO       1995* TO
    DECEMBER 31,    MARCH 31,    DECEMBER 31,    MARCH 31,    DECEMBER 31,    MARCH 31,    DECEMBER 31,    MARCH 31,
        1996          1996           1996          1996           1996          1996           1996          1996
    ------------   -----------   ------------   -----------   ------------   -----------   ------------   -----------
       $10.38        $10.00         $11.17        $10.00         $12.50        $10.00         $10.23        $10.00
           --            --           0.10          0.25           0.04          0.01           0.51          0.73
         0.78          0.38           0.98          1.40           2.12          3.66           0.64          0.04
      -------        ------        -------        ------        -------        ------        -------        ------
         0.78          0.38           1.08          1.65           2.16          3.67           1.15          0.77
      -------        ------        -------        ------        -------        ------        -------        ------
           --            --          (0.15)        (0.19)         (0.05)           --          (0.69)        (0.54)
           --            --          (0.18)        (0.29)         (0.40)        (1.17)         (0.02)           --
           --            --             --            --             --            --             --            --
      -------        ------        -------        ------        -------        ------        -------        ------
           --            --          (0.33)        (0.48)         (0.45)        (1.17)         (0.71)        (0.54)
      -------        ------        -------        ------        -------        ------        -------        ------
         0.78          0.38           0.75          1.17           1.71          2.50           0.44          0.23
      -------        ------        -------        ------        -------        ------        -------        ------
       $11.16        $10.38         $11.92        $11.17         $14.21        $12.50         $10.67        $10.23
      =======        ======        =======        ======        =======        ======        =======        ======
         7.51%         3.80%          9.72%        16.60%         17.28%        37.69%         11.24%         7.82%
      $38,252        $8,649        $24,419        $4,761        $22,804        $2,518        $13,396        $6,156
         1.07%         1.03%          1.04%         1.01%          1.04%         0.95%          0.88%         0.88%
        (0.02)%       (0.17)%         2.39%         2.99%          0.94%         0.28%          8.64%         8.34%
        59.92%        50.85%        158.15%       115.84%        184.33%       255.03%        113.08%       186.21%
      $0.0441           n/a        $0.0494           n/a        $0.0175           n/a            n/a           n/a
         1.19%         1.89%          1.22%         3.71%          1.27%         5.38%          1.21%         1.50%
        (0.14)%       (1.03)%         2.21%         0.29%          0.71%        (4.15)%         8.31%         7.72%

                                JNL SERIES TRUST

                                                PPM AMERICA/JNL               PPM AMERICA/JNL            SALOMON BROTHERS/JNL
                                              MONEY MARKET SERIES           VALUE EQUITY SERIES           GLOBAL BOND SERIES
                                          ---------------------------   ---------------------------   ---------------------------
                                          PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
                                            APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,
                                            1996 TO         1995*         1996 TO         1995*         1996 TO         1995*
                                          DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,
                                              1996           1996           1996           1996           1996           1996
                                          ------------   ------------   ------------   ------------   ------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD....      $1.00          $1.00         $12.77         $10.00         $10.46         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............       0.04           0.04           0.10           0.23           0.42           0.81
Net realized and unrealized gains on
  investments and foreign currency
  related items.........................         --             --           1.97           2.86           0.70           0.24
                                            -------         ------        -------         ------        -------         ------
Total income from investment
  operations............................       0.04           0.04           2.07           3.09           1.12           1.05
                                            -------         ------        -------         ------        -------         ------
LESS DISTRIBUTIONS:
From net investment income..............      (0.04)         (0.04)         (0.15)         (0.17)         (0.69)         (0.56)
From net realized gains on investment
  transactions..........................         --             --          (0.19)         (0.15)         (0.26)         (0.03)
Return of capital.......................         --             --             --             --             --             --
                                            -------         ------        -------         ------        -------         ------
Total distributions.....................      (0.04)         (0.04)         (0.34)         (0.32)         (0.95)         (0.59)
                                            -------         ------        -------         ------        -------         ------
Net increase............................         --             --           1.73           2.77           0.17           0.46
                                            -------         ------        -------         ------        -------         ------
NET ASSET VALUE, END OF PERIOD..........      $1.00          $1.00         $14.50         $12.77         $10.63         $10.46
                                            =======         ======        =======         ======        =======         ======
TOTAL RETURN(A).........................       3.61%          4.59%         16.25%         31.14%         10.68%         10.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................    $23,752         $6,816        $17,761         $3,365        $12,483         $6,380
Ratio of net expenses to average net
  assets(b)(c)..........................       0.75%          0.75%          0.85%          0.87%          0.99%          1.00%
Ratio of net investment income to
  average net assets(b)(c)..............       4.75%          5.06%          2.29%          2.33%          7.52%          9.01%
Portfolio turnover rate.................         --             --          13.71%         30.12%        109.85%        152.89%
Average commission rate paid(d).........        n/a            n/a        $0.0259             n/a           n/a            n/a
RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT OR FEES PAID INDIRECTLY
Ratio of expenses to average net
  assets(b).............................       0.85%          1.30%          1.53%          2.28%          1.44%          2.14%
Ratio of net investment income to
  average net assets(b).................       4.65%          4.51%          1.61%          0.91%          7.07%          7.87%

-------------------------
 * Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.

(b) Annualized.

(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.

(d) Disclosure required for fiscal years beginning after September 1, 1995.
                     See notes to the financial statements.

     SALOMON BROTHERS/JNL U.S.                                        T. ROWE PRICE/
       GOVERNMENT & QUALITY            T. ROWE PRICE/JNL             JNL INTERNATIONAL             T. ROWE PRICE/JNL
            BOND SERIES            ESTABLISHED GROWTH SERIES     EQUITY INVESTMENT SERIES        MID-CAP GROWTH SERIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
      APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,
      1996 TO         1995*         1996 TO         1995*         1996 TO         1995*         1996 TO         1995*
    DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,
        1996           1996           1996           1996           1996           1996           1996           1996
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       $10.09         $10.00         $11.36         $10.00         $11.25         $10.00         $13.43         $10.00
         0.24           0.45           0.03           0.07           0.06           0.04          (0.05)          0.06
         0.24           0.02           1.81           2.68           0.90           1.21           1.92           3.90
      -------         ------        -------         ------        -------        -------        -------        -------
         0.48           0.47           1.84           2.75           0.96           1.25           1.87           3.96
      -------         ------        -------         ------        -------        -------        -------        -------
        (0.34)         (0.34)         (0.04)         (0.06)         (0.12)            --          (0.05)            --
        (0.03)         (0.04)         (0.09)         (1.33)         (0.01)            --          (0.36)         (0.53)
           --             --          (0.51)            --             --             --             --             --
      -------         ------        -------         ------        -------        -------        -------        -------
        (0.37)         (0.38)         (0.64)         (1.39)         (0.13)            --          (0.41)         (0.53)
      -------         ------        -------         ------        -------        -------        -------        -------
         0.11           0.09           1.20           1.36           0.83           1.25           1.46           3.43
      -------         ------        -------         ------        -------        -------        -------        -------
       $10.20         $10.09         $12.56         $11.36         $12.08         $11.25         $14.89         $13.43
      =======         ======        =======         ======        =======        =======        =======        =======
         4.82%          4.65%         16.12%         28.23%          8.54%         12.50%         13.91%         40.06%
       $9,832         $3,007        $32,291         $8,772        $48,204        $24,211        $47,104        $10,545
         0.84%          0.84%          1.00%          1.00%          1.25%          1.25%          1.10%          1.10%
         5.72%          5.41%          0.59%          0.75%          1.09%          0.78%         (0.18)%         0.82%
       218.50%        253.37%         36.41%        101.13%          5.93%         16.45%         25.05%         66.04%
          n/a            n/a        $0.0288            n/a        $0.0257            n/a        $0.0326            n/a
         1.37%          2.53%          1.11%          2.09%          1.29%          2.14%          1.14%          2.10%
         5.19%          3.72%          0.48%         (0.34)%         1.05%         (0.11)%        (0.22)%        (0.18)%

     Each Series' recent performance and holdings will be detailed twice a year in the Trust's annual and semi-annual reports, which are sent to all shareholders.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     Investments in each Series are made in many different securities which provide diversification to minimize risk. While there is careful selection of portfolio securities and constant supervision by a team of professional investment managers, there can be no guarantee that the Series' objectives will be achieved. Because of differences in investment objectives and policies, as well as acceptable degrees of risk, the performance of a Series may differ even though more than one Series may utilize the same securities selection.

     Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Trustees without shareholder approval. Each Series is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

     Currently, shares of the Trust are sold to life insurance company separate accounts ("Accounts") to fund the benefits of variable annuity policies ("Policies") issued by life insurance companies. The Accounts purchase shares of the Trust in accordance with variable account allocation instructions received from owners of the Policies. The Trust then uses the proceeds to buy securities for its Series. The investment adviser manages the Series from day to day to accomplish the Trust's investment objectives. The kinds of investments and the way they are managed depends on what is happening in the economy and the financial marketplaces. Each of the Accounts, as a shareholder, has an ownership in the Trust's investments. The Trust also offers to buy back (redeem) shares of the Trust from the Accounts at any time at net asset value.

     Jackson National Financial Services, Inc. ("JNFSI"), a wholly owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Series of the Trust. Janus Capital Corporation serves as sub-adviser for the JNL Capital Growth, JNL Aggressive Growth and JNL Global Equities Series; Fred Alger Management, Inc. serves as sub-adviser for the JNL/Alger Growth Series; Eagle Asset Management, Inc. serves as sub-adviser for the JNL/Eagle Core Equity Series and JNL/Eagle SmallCap Equity Series; Putnam Investment Management, Inc. serves as sub-adviser for the JNL/Putnam Growth and JNL/Putnam Value Equity Series; PPM America, Inc. serves as sub-adviser for the PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market Series; Salomon Brothers Asset Management Inc serves as sub-adviser for the Salomon Brothers/JNL U.S. Government & Quality Bond and Salomon Brothers/JNL Global Bond Series; T. Rowe Price Associates, Inc. serves as sub-adviser for the T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth Series; and Rowe Price-Fleming International, Inc. serves as sub-adviser for the T. Rowe Price/JNL International Equity Investment Series.

     Reference is made herein to ratings assigned to certain types of securities by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff & Phelps") and Thomson BankWatch, Inc., recognized independent securities ratings institutions. A description of the ratings categories assigned by S&P and Moody's is contained in Appendix A.

DIVERSIFICATION

     Each of the Series except the JNL Capital Growth and JNL Aggressive Growth Series qualifies as a diversified investment company under the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, a diversified fund will not purchase a security of any issuer (except cash items and U.S. Government securities) if a) it would cause the Series to own more than 10% of the outstanding voting securities of that issuer or b) it would cause the Series' holdings of that issuer to amount to more than 5% of the Series' total assets (as applied in each case to 75% of the Series' total assets). As a fundamental policy, the JNL Capital Growth and JNL Aggressive Growth Series also will not purchase more than 10% of the outstanding voting securities of any issuer; however, only 50% of total assets are subject to the 5% test. The JNL Capital Growth and JNL Aggressive Growth Series may invest up to 50% of total assets in the securities of as few as two issuers (not to exceed 25% in any one issuer) while the other Series may invest up to 25% of their total assets in the securities of one issuer. Neither the JNL Capital Growth nor the JNL Aggressive Growth Series anticipates concentrating its holdings in so few issuers unless its sub-adviser believes a security has the potential for substantial capital appreciation consistent with a Series' investment policies and goals. To the extent that any Series invests more than 5% of its assets in a particular issuer, its exposure to credit risks and/or market risks associated with that issuer increases. As an additional fundamental policy, no Series will invest more than 25% of its total assets in any particular industry (other than U.S. Government securities), except that the PPM America/JNL Money Market Series may invest a greater percent of its assets in the domestic banking industry.

  INTERNAL REVENUE SERVICE (IRS) LIMITATIONS

     In addition to the diversification requirements stated above, each Series intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. More specific information may be contained in the participating insurance company's separate account prospectus.

--------------------------------------------------------------------------------
                          JNL AGGRESSIVE GROWTH SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL Aggressive Growth Series is long-term growth of capital. It is a non-diversified Series that pursues its investment objective by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies. The smaller or newer a company is, the more likely it may be to suffer more significant losses as well as realize more substantial growth than larger or more established issuers.

--------------------------------------------------------------------------------
                           JNL CAPITAL GROWTH SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL Capital Growth Series is long-term growth of capital in a manner consistent with the preservation of capital. It is a non-diversified Series that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Series' initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 30, 1996, the MidCap Index included companies with capitalizations between approximately $192 million and $6.5 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Series may also invest in smaller or larger issuers.

--------------------------------------------------------------------------------
                           JNL GLOBAL EQUITIES SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL Global Equities Series is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Series that pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers. The Series is permitted to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Series normally invests in securities of issuers from at least five different countries, including the United States, although the Series may at times invest all of its assets in fewer than five countries. The JNL Global Equities Series may not be suitable for investors that are not able to bear the additional risks associated with the Series' more extensive holdings of foreign securities.

--------------------------------------------------------------------------------
            JNL AGGRESSIVE GROWTH SERIES, JNL CAPITAL GROWTH SERIES,
                           JNL GLOBAL EQUITIES SERIES
--------------------------------------------------------------------------------

     Each of the JNL Aggressive Growth, JNL Capital Growth, and JNL Global Equities Series invests substantially all of its assets in common stocks when its sub-adviser believes that the relevant market environment favors profitable investing in those securities. Common stock investments are selected in industries and companies that the sub-adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The sub-adviser's analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected primarily for their capital growth potential; investment income is not a consideration. These selection criteria apply equally to stocks of foreign issuers. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for relative economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks.

     Each of the JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities Series invests primarily in common stocks of foreign and domestic companies. Each Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. Debt securities that the Series may purchase include corporate bonds and debentures (not to exceed 35% of net assets in high-yield/high-risk bonds) (See "Investment Risks -- High Yield/High Risk Bonds"); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Each of these Series may also invest in short-term debt securities as a means of receiving a return on idle cash.

     When the Series' sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series' investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Series do not always stay fully invested in stocks and bonds. Cash or similar investments are residual -- they represent the assets that remain after the sub-adviser has committed available assets to desirable investment opportunities. When a Series' cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

     Although JNL Global Equities Series is committed to foreign investing, each of these Series may invest without limit in equity and debt securities of foreign issuers. The Series may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Each of these Series may use futures, options and other derivatives for hedging purposes or as a means of enhancing return. Some securities that these Series may purchase may be issued on a when-issued, delayed delivery or forward commitment basis.

     Each of JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on a Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

--------------------------------------------------------------------------------
                            JNL/ALGER GROWTH SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL/Alger Growth Series is long-term capital appreciation. It is a diversified Series that seeks to achieve its objective by investing in equity securities, such as common or preferred stocks that are listed on a national securities exchange, or securities convertible into or exchangeable for equity securities, including warrants and rights. Except during temporary defensive periods, the Series invests at least 85 percent of its net assets in equity securities and at least 65 percent of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.


     It is anticipated that the Series will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The Series may invest up to 35 percent of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion. In order to afford the Series the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Series may hold up to 15 percent of its net assets in money market instruments and repurchase agreements. During temporary defensive periods, the Series may invest up to 100% of its assets in debt securities, money market instruments and/or repurchase agreements. The Portfolio may also purchase restricted securities (subject to a limit on all illiquid securities of 10 percent of net assets), lend its securities and enter into "short sales against the box." (See "Common Types of Securities and Management Practices").


--------------------------------------------------------------------------------
                          JNL/EAGLE CORE EQUITY SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL/Eagle Core Equity Series is long-term capital appreciation and, secondarily, current income. It is a diversified Series that seeks to achieve its objective by investing in common stocks that the sub-adviser believes meet the criteria for one of three individual equity strategies. The investment strategies which the sub-adviser utilizes to pursue the Series' objective are the growth equity strategy, the value equity strategy and the equity income strategy. In pursuing the growth equity strategy, the sub-adviser will invest in securities which it believes have sufficient growth potential to offer above-average long-term capital appreciation. Securities which meet the criteria for the growth equity strategy will have at least one of the following characteristics:

     - expected earnings-per-share growth greater than the average of the S&P 500 Composite Stock Price Index ("S&P 500"); or

     - return on equity greater than the average of the S&P 500.

     In pursuing the value equity strategy, the sub-adviser will invest in securities which it believes indicate above-average financial soundness and high intrinsic value relative to price. Securities which meet the criteria for the value equity strategy will have at least one of the following characteristics at the time of purchase:

     - price-to-earnings ratio or price-to-book value ratio of less than or approximately equal to 75% of that of the broader equity market (as measured by the S&P 500); or

     - yield that approximates at least 50% of the prevailing average yield to maturity of the long-term U.S. Government bond, as measured by the Lehman Brothers Long Treasury Bond Index (or other similar index if this index is not available); or

     - per share going concern value (as estimated by the sub-adviser) that exceeds book value and market value; or

     - long-term debt below, or approximately equivalent to, tangible net worth.


     In pursuing the equity income strategy, the sub-adviser will invest in income-producing securities.


     Under normal market conditions, at least 65% of the Series' total assets will be invested in U.S. common stocks. With respect to the other 35% of its total assets, the Series may invest in income-producing securities that the sub-adviser believes are consistent with the Series' investment objective, common stocks of foreign issuers, American Depositary Receipts ("ADRs"), foreign currency transactions with respect to underlying common stock, preferred stock, convertible securities, corporate debt obligations, obligations of the U.S. Government, its agencies and instrumentalities, repurchase agreements, money market instruments, real estate investment trusts, futures contracts, options, rights or warrants to subscribe for or purchase common stocks, and securities that track the performance of a broad-based securities index, such as S&P Depository Receipts. The Series may also loan its portfolio securities and engage in short sales "against the box."

     The Series will emphasize investments in securities rated investment grade and unrated securities deemed by the sub-adviser to be of comparable quality, but may invest up to 35% of its assets in securities rated below investment grade and unrated securities deemed by the sub-adviser to be of comparable quality. The Series, at the discretion of the sub-adviser, may retain a security that has been downgraded below the initial investment criteria. (See "Investment Risks -- High Yield/High Risk Bonds"). The Series may invest up to 25% of its total assets in securities of foreign issuers, including ADRs. (See "Investment Risks -- Foreign Securities").

     For temporary defensive purposes during anticipated periods of general market decline, the Series may invest up to 100% of its assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by Moody's or S&P. It is impossible to predict when, or for how long, such alternative strategies may be utilized.

     In selecting common stocks to pursue the growth equity strategy, the sub-adviser makes selections in part based on its opinion regarding the sustainability of the company's competitive advantage in the marketplace as well as the sub-adviser's opinion of the company's management team. The sub-adviser will invest in companies that, in its opinion, will have long-term returns greater than the average for the S&P 500. The sub-adviser normally will reevaluate a security if it underperforms the S&P 500 by 15% or more during a three-month period. At that time, a decision will be made to sell or hold the security. If a particular stock appreciates to over 5% of the total assets of the portfolio, the sub-adviser generally will reduce the position to less than 5%. If the stock price appreciates to a level that is not sustainable in the opinion of the sub-adviser, the position generally will be sold to realize the existing profits and avoid a potential price correction. If the sub-adviser identifies a security that it considers to be a better investment than a current holding, the sub-adviser generally will consider selling the current holding to add the new security.

     In selecting common stocks to pursue the value equity strategy, the sub-adviser screens a universe of over 2500 companies. From this universe, the sub-adviser anticipates that only a few hundred companies will meet one or more of these investment criteria. Each of the companies is analyzed individually in terms of its past and present competitive position within its perspective industry. The sub-adviser makes selections based on its projections of the companies' growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. The sub-adviser develops target prices and value ranges from this analysis and makes portfolio selection from among the top-rated securities. The sub-adviser periodically monitors the Series' holdings of securities meeting these criteria to assure that they continue to meet the selection criteria. A security normally will be sold once it reaches its target price, when negative changes occur with respect to the company or its industry, or when there is a significant change in the security with respect to one or more of the four selection criteria listed above. The Series may at times continue to hold equity securities that no longer meet the criteria but that the sub-adviser deems suitable investments in view of the Series' investment objective.

--------------------------------------------------------------------------------
                        JNL/EAGLE SMALLCAP EQUITY SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL/Eagle SmallCap Equity Series is long-term capital appreciation. It is a diversified Series that seeks to achieve its objective by investing primarily in the equity securities of companies, most of which have a total market capitalization of less than $1 billion ("small capitalization companies"). Market capitalization is the total value of a company's outstanding common stock. The Series will invest in securities of companies that appear to the sub-adviser to be undervalued in relation to their long-term earning power or the asset value of their issuers and that have significant future growth potential. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices relative to the long-term prospects for the companies in question.

     The Series invests primarily in common stocks, but also may invest in preferred stocks, investment grade securities convertible into common stocks, and warrants. The Series may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The Series normally invests at least 65% of its total assets in the equity securities of companies each of which, at the time of purchase, has a total market capitalization of less than $1 billion. The Series may invest its remaining assets in ADRs, U.S. Government securities, repurchase agreements or other short-term money market instruments.

     The Series will emphasize investments in securities rated investment grade and unrated securities deemed by the sub-adviser to be of comparable quality, but may invest up to 5% of its assets in securities rated below investment grade and unrated securities deemed by the sub-adviser to be of comparable quality. The Series, at the discretion of the sub-adviser, may retain a security that has been downgraded below the initial investment criteria. (See "Investment Risks -- High Yield/High Risk Bonds").

     The sub-adviser currently believes that investments in small capitalization companies may offer greater opportunities for growth of capital than investments in larger, more established companies. Investing in smaller, newer issuers generally involves greater risks than investing in larger, more established issuers. Companies in which the Series is likely to invest may have limited product lines, markets or financial resources and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

     For temporary defensive purposes during anticipated periods of general market decline, the Series may invest up to 100% of its assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by Moody's or S&P. It is impossible to predict when, or for how long, such alternative strategies may be utilized.

--------------------------------------------------------------------------------
                            JNL/PUTNAM GROWTH SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL/Putnam Growth Series is to seek long-term capital growth. It is a diversified Series that pursues its investment objective by retaining maximum flexibility in the management of the Series consisting mainly of common stocks. Since income is not an objective, any income generated by the investment of the Series' assets will be incidental to its objective.


     The Series intends to invest primarily in the common stocks of companies believed by the sub-adviser to have opportunities for capital growth. However, since no one class or type of security at all times necessarily affords the greatest promise for capital appreciation, the Series may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long term. Normally, of course, its investment will consist largely of common stocks selected for the promise they offer of appreciation of capital. However, the Series may also invest in preferred stocks, bonds, convertible preferred stocks and convertible debentures if, in the judgment of the sub-adviser, the investment would further its investment objectives. The Series may invest up to 20% of its net assets in foreign securities. The Series may also engage in certain options transactions and enter into financial futures contracts and related options. Each security held will be monitored to determine whether it is contributing to the basic objective of long-term growth of capital.


     The sub-adviser believes that a portfolio of such securities provides the most effective way to obtain capital appreciation, but when, for temporary defensive purposes (as when market conditions for growth stocks are adverse), other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In addition, for such temporary defensive purposes, the Series may pursue a policy of retaining cash or investing part or all of its assets in cash equivalents.

     To the extent that the Series holds bonds, it may be negatively affected by adverse interest rate movements and credit quality. Generally, when interest rates rise it may be expected that the value of bonds may decrease.

--------------------------------------------------------------------------------
                         JNL/PUTNAM VALUE EQUITY SERIES
--------------------------------------------------------------------------------

     The investment objective of the JNL/Putnam Value Equity Series is capital growth, with income as a secondary objective by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying asset value or earnings potential at the time of purchase. It is a diversified Series that seeks superior market cycle total returns. The Series invests primarily in the common stocks of large capitalization companies mainly domiciled in the United States. Common stocks for this purpose include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Under normal circumstances, the Series will invest at least 65% of the value of its total assets in equity securities.

     Companies considered attractive generally will have the following characteristics: 1) stocks typically will have distinctly above average dividend yields, and 2) the market prices of the stocks will be undervalued relative to the normal earning power of the company. The thrust of this approach is to seek investments where current investor enthusiasm is low, as reflected in their valuations. Exposure is reduced when the investment community's perceptions improve and the company approaches fair valuation.

     The sub-adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and does not try to determine short-term changes in the general market level. It is anticipated that the annual turnover rate of the Series will not exceed 100% in normal circumstances. The Series may invest up to 25% of its total assets in the common stocks of foreign issuers, including ADRs.

--------------------------------------------------------------------------------
                        PPM AMERICA/JNL BALANCED SERIES
--------------------------------------------------------------------------------

     The investment objective of the PPM America/JNL Balanced Series is to seek reasonable income, long-term capital growth and preservation of capital. It is a diversified Series that intends to invest based on combined consideration of risk, income, capital enhancement, and protection of capital value. The Series may invest in any type or class of security. Normally, the Series will invest in common stocks and fixed income securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities.

     The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. In implementing the investment objectives of this Series, the sub-adviser will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. For temporary defensive purposes when the sub-adviser believes that adverse market conditions warrant, the Series may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

     The Series will emphasize investments in investment grade fixed income securities which are rated within the four highest categories by recognized rating agencies, e.g., S&P and Moody's. However, the Series may take a modest position in lower or non-rated fixed income securities, but the Series will not invest more than 35% of its net assets, determined at the time of investment, in high yield, high risk fixed income securities. The Series may invest in bonds rated as low as Ca by Moody's or CC by S&P. A fixed income securities issue may have its ratings reduced below the minimum permitted for purchase by the Series. In that event the sub-adviser will determine whether the Series should continue to hold such issue in its portfolio. If, in the sub-adviser's opinion, market conditions warrant, the Series may increase its position in lower or non-rated securities from time to time. The lower rated and non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. The price of these fixed income securities will generally move in inverse proportion to interest rates. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity. (See "Investment Risks -- High Yield/High Risk Bonds").

--------------------------------------------------------------------------------
                     PPM AMERICA/JNL HIGH YIELD BOND SERIES
--------------------------------------------------------------------------------

     The primary investment objective of the PPM America/JNL High Yield Bond Series is a high level of current income; its secondary investment objective is capital appreciation by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. It is a diversified Series.

     Under normal market conditions, the Series will be invested substantially in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. These high risk, high yield bonds typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds. (See "Investment Risks -- High Yield/High Risk Bonds").

     High risk, high yield bonds generally include any bonds that are rated Ba or below by Moody's or BB or below by S&P or that are unrated but considered by the sub-adviser to be of equivalent credit quality. Bonds rated Ba or BB or below are considered speculative. The Series may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or unrated but considered by the sub-adviser to be of equivalent quality). In addition, the Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of equivalent quality). High-yield bonds are riskier than lower-yielding, higher-rated bonds.

     In pursuing its secondary investment objective of capital appreciation, the Series may purchase high yield bonds that are expected by the sub-adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in equity securities, such as common stocks, or other securities having common stock characteristics. Securities designated as having common stock characteristics include, but are not limited to, securities convertible into or exchangeable for common stock.

     Treating high current income as its primary investment objective means that the Series may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

     Up to 25% of the Series' assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Series also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Series may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. Investment in foreign securities also involves special risks.

     Under normal market conditions, the Series will invest at least 65% of its total assets in high risk, high yield bonds as described above. Subject to this requirement, the Series may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit, which are interest-bearing time deposits; bankers' acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies) and obligations issued or guaranteed by the U.S. Government. The Series may adopt temporary defensive position investment policies during adverse market, economic or other circumstances that require immediate action to avoid losses. During periods when and to the extent that the Series has assumed a temporary defensive position, the Series may not be pursuing its investment objective.

--------------------------------------------------------------------------------
                      PPM AMERICA/JNL MONEY MARKET SERIES
--------------------------------------------------------------------------------

     The investment objective of the PPM America/JNL Money Market Series is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments. It is a diversified Series that pursues its investment objective by investing mainly in debt, but the Series shall retain maximum flexibility in the management of its portfolio.


     The Series invests in high quality money market instruments. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high quality ratings.


     This Series will invest exclusively in the following types of high quality, U.S. dollar denominated money market instruments that mature in 397 days or less:

     - Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities.

     - Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks.

     - Corporate obligations, including commercial paper, of domestic and foreign issuers.

     - Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities.

     - Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Investments are managed to meet the quality and diversification requirements of the 1940 Act. Under Rule 2a-7 under the 1940 Act, the Series must maintain a dollar-weighted average portfolio maturity of 90 days or less and may only purchase U.S. dollar denominated instruments that are determined to present minimal credit risks and that at the time of acquisition are rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one rating agency has rated the security, that one agency) or, if unrated, are deemed comparable in quality. Determination of credit risks and quality will be made by the sub-adviser in accordance with procedures adopted by the Trust's Board of Trustees. The diversification requirements of Rule 2a-7 provide generally that the Series may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that have not been rated in the highest category by the required number of rating agencies or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements on such securities. A more complete description of the rating categories is set forth under Appendix A.


     The Series may invest more than 25% of its total assets in the domestic banking industry, which would cause the Series to be more exposed to the risks of such industry. Bank obligations held by the Series do not benefit materially from insurance from the Federal Deposit Insurance Corporation. The 25% limitation does not apply to U.S. Government securities, including obligations issued or guaranteed by its agencies or instrumentalities.


--------------------------------------------------------------------------------
                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES
--------------------------------------------------------------------------------

     The primary investment objective of the Salomon Brothers/JNL Global Bond Series is to seek a high level of current income. As a secondary objective, the Series will seek capital appreciation. It is a diversified Series. The Series seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the sub-adviser broad discretion to deploy the assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to the achievement of the Series' objectives. At any point in time, the sub-adviser will deploy the Series' assets based on its analysis of current economic and market conditions and the relative risks and opportunities present in the following market segments: U.S. Government obligations, investment grade domestic corporate debt, high yield domestic corporate debt securities, mortgage-backed securities and investment grade and high yield foreign corporate and sovereign debt securities. The sub-adviser has entered into an agreement with its London-based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited") pursuant to which SBAM Limited will provide certain advisory services to the sub-adviser relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series.

     The sub-adviser will determine the amount of assets to be allocated to each type of security in which it invests based on its assessment of the maximum level of income and capital appreciation that can be achieved from a portfolio which is invested in these securities. In making this determination, the sub-adviser will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. In performing quantitative analysis, the sub-adviser will employ prepayment analysis and option adjusted spread technology to evaluate mortgage securities, mean variance optimization models to evaluate foreign debt securities, and total rate of return analysis to measure relative risks and opportunities in other fixed income markets. Economic factors considered will include current and projected levels of growth and inflation, balance of payments, status and monetary policy. The allocation of assets to foreign debt securities will further be influenced by current and expected currency relationships and political and sovereign factors. The sub-adviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Series does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

     In addition, the sub-adviser will have discretion to select the range of maturities of the various fixed income securities in which the Series invests. The sub-adviser anticipates that under current market conditions the Series' portfolio securities will have a weighted average life of 6 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions. The Series may adopt temporary defensive position investment policies during adverse market, economic or other circumstances that require immediate action to avoid losses. During periods when and to the extent that the Series has assumed a temporary defensive position, the Series may not be pursuing its investment objective.

     The investment grade corporate debt securities and the investment grade foreign debt securities to be purchased by the Series are domestic and foreign debt securities rated within the four highest bond ratings of either Moody's or S&P, or, if unrated, deemed to be of equivalent quality in the sub-adviser's judgment. While debt securities carrying the fourth highest quality rating (Baa by Moody's or BBB by S&P) are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such debt securities lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.


     The types and characteristics of the U.S. Government obligations and mortgage-backed securities to be purchased by the Series are set forth below in the discussion of investment objectives and policies for the Salomon Brothers/JNL U.S. Government & Quality Bond Series. In addition, the Series may purchase privately issued mortgage securities which are not guaranteed by the U.S. Government or its agencies or instrumentalities and may purchase stripped mortgage securities, including interest-only and principal-only securities. Additional information with respect to securities to be purchased by the Series is set forth below under the sections entitled "Common Types of Securities and Management Practices" and "Investment Risks."


     The Series may invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supranational organizations. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units.


     In pursuing the Series' investment objectives, the Series reserves the right to invest predominantly in medium or lower-rated securities. Although the Series has the ability to invest up to 100% of its assets in lower-rated securities, the Series' sub-adviser does not anticipate investing in excess of 75% of the Series' assets in such securities. Investments of this type involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. The sub-adviser anticipates that under current market conditions, a significant portion of the Series assets will be invested in such high risk, high yield securities. By investing a portion of the Series' assets in securities rated below investment grade as well as through investments in mortgage securities and foreign debt securities, the sub-adviser expects to provide investors with a higher yield than a high-quality domestic corporate bond fund. Certain of the debt securities in which the Series may invest may be rated as low as C by Moody's or D by S&P or may be considered comparable to securities having such ratings. Medium and lower-rated securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

     In light of the risks associated with high yield corporate and sovereign debt securities, the sub-adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser will also review the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objective may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.


     The high yield sovereign debt securities in which the Series may invest are U.S. dollar-denominated debt securities, including Brady Bonds, and non-dollar denominated debt securities that are issued or guaranteed by governments or governmental entities of developing and emerging countries. The sub-adviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. (See "Investment Risks -- High Yield/ High Risk Bonds"). The sub-adviser anticipates that the Series' initial investments in sovereign debt will be concentrated in Latin American countries, including Mexico and Central and South American and Caribbean countries. The sub-adviser expects to take advantage of additional opportunities for investment in the debt of North African countries, such as Nigeria and Morocco, Eastern European countries, such as Poland and Hungary, and Southeast Asian countries, such as the Philippines. Sovereign governments may include national, provincial, state, municipal or other foreign governments with taxing authority. Governmental entities may include the agencies and instrumentalities of such governments, as well as state-owned enterprises. (For a more detailed discussion of high yield sovereign debt securities, see "Investment Risks -- High Yield/ High Risk Bonds").



     The Series will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities (including emerging market securities). Such securities may be non-U.S. dollar denominated and there is no limit on the percentage of the Series' assets that can be invested in non-dollar denominated securities. The sub-adviser anticipates that, under current market conditions, a significant portion of the Series' assets will be invested in foreign securities. (See "Investment Risks"). The ability to spread its investments among the fixed income markets in a number of different countries may, however, reduce the overall level or market risk to the extent it may reduce the Series' exposure to a single market.


     The Series may invest in zero coupon securities and pay-in-kind bonds. (See "Common Types of Securities and Management Practices"). In addition, the Series may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). The Series may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Series considers these investments to be investments in debt securities for purposes of this Prospectus. Participations typically will result in the Series having a contractual relationship only with the Lender, not with the borrower. The Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Series will acquire Participations only if the Lender interpositioned between the Series and the borrower is determined by the sub-adviser to be creditworthy. When the Series purchases Assignments from Lenders, the Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     The Series may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Series' ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Series currently treats investments in Participations and Assignments as illiquid for purposes of its limitation on investment in illiquid securities. However, the Trustees may in the future adopt policies and procedures for the purpose of determining whether Assignments and Loan Participations are liquid or illiquid. Pursuant to such policies and procedures, the Trustees would delegate to the sub-adviser the determination as to whether a particular Loan Participation or Assignment is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of quotes, the number of dealers willing to sell and the number of potential purchasers, the nature of the Loan Participation or Assignment and the time needed to dispose of it and the contractual provisions of the relevant documentation. The Trustees would periodically review purchases and sales of Assignments and Loan Participations. To the extent that liquid Assignments and Loan Participations that the Series held became illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Series' assets invested in illiquid assets would increase.

     The Series may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Series' objectives. The Series will generally hold such equity investments as a result of purchases of unit offerings of fixed income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities, but may also purchase equity securities not associated with fixed income securities when, in the opinion of the sub-adviser, such purchase is appropriate.


     The Series currently intends to invest substantially all of its assets in fixed income securities. In order to maintain liquidity, however, the Series may invest up to 20% of its assets in high-quality short-term money market instruments. If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed income securities, the Series for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments. The types and characteristics of the money market securities to be purchased by the Series are set forth in the discussion of investment objectives and policies of the PPM America/JNL Money Market Series.



     The Series may enter into repurchase and reverse repurchase agreements, purchase securities on a firm commitment basis, including when-issued securities, enter into mortgage "dollar rolls" and lend portfolio securities. The Series will not make loans of portfolio securities with a value in excess of 25% of the Series' total assets. The Series may also enter into options, futures and currency transactions, although with the exception of currency transactions, it is not presently anticipated that any of these strategies will be utilized to a significant degree by the Series. (See "Common Types of Securities and Management Practices" and "Investment Risks"). The Series' ability to pursue certain of these strategies may be limited by applicable regulations of the Securities and Exchange Commission ("SEC"), the Commodity Futures Trading Commission ("CFTC") and the federal income tax requirements applicable to regulated investment companies.

--------------------------------------------------------------------------------
           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
--------------------------------------------------------------------------------

     The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Series is to obtain a high level of current income. It is a diversified Series that seeks to attain its objective by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Series may also invest a portion of its assets in investment grade bonds.

     At least 65% of the total assets of the Series will be invested in:

     (1) U.S. Treasury obligations;

     (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

     (3) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

     (4) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

     (5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     Any guarantee of the securities in which the Series invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Series and not the purchase of shares of the Series.

     The Series may invest in securities of any maturity or effective duration and, accordingly, the composition and weighted average maturity of the Series' portfolio will vary from time to time, based upon the sub-adviser's determination of how best to achieve the Series' investment objective. With respect to mortgage-backed securities in which the Series invests, average maturity and duration are determined by using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic parameters. These estimates may vary from actual results, particularly during periods of extreme market volatility. In addition, the average maturity and duration of mortgage-backed derivative securities may not accurately reflect the price volatility of such securities under certain market conditions.

     A significant portion of the Series' assets may from time to time be invested in mortgage-backed securities. The mortgage-backed securities in which the Series invests represent participating interests in pools of fixed rate and adjustable rate residential mortgage loans issued or guaranteed by agencies or instrumentalities of the U.S. Government. Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Mortgage-backed securities generally provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

     The yield of mortgage-backed securities is based upon the prepayment rates experienced over the life of the security. Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Series of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Series. Monthly interest payments received by the Series have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semi-annually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

     While the Series seeks a high level of current income, it cannot invest in instruments such as lower grade corporate obligations which offer higher yields but are subject to greater credit risks. The Series will not knowingly invest in a high risk "mortgage security," generally defined as any mortgage security that exhibits significantly greater price volatility than a benchmark security, the Federal National Mortgage Association current coupon 30-year mortgage-backed pass through security. Shares of the Series are neither insured nor guaranteed by the U.S. Government, its agencies or instrumentalities. Neither the issuance by nor the guarantee of a U.S. Government agency for a security constitutes assurance that the security will not significantly fluctuate in value or that the Series will receive the originally anticipated yield on the security.


     The Series may also invest up to 35% of its assets in U.S. dollar-denominated securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's, or if unrated, determined to be of comparable quality to securities in those ratings categories by the sub-adviser. The Series may not invest more than 10% of total assets in obligations of foreign issuers. Investments in foreign securities will subject the Series to special considerations related to political, economic and legal conditions outside of the U.S. (See "Investment Risks"). These considerations include the possibility of expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S. securities.



     The Series may enter into repurchase and reverse repurchase agreements, purchase securities on a firm commitment basis, including when-issued securities, and lend portfolio securities. The Series will not make loans of portfolio securities with a value in excess of 25% of the value of its total assets. The Series may also enter into mortgage "dollar rolls." (For a description of these investment practices and the risks associated with them, see "Common Types of Securities and Management Practices" and "Investment Risks").


--------------------------------------------------------------------------------
                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
--------------------------------------------------------------------------------

     The investment objective of the T. Rowe Price/JNL Established Growth Series is to seek long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies. A growth company is defined as one which: (1) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general; and
(2) has indications of being able to continue this growth pattern in the future. Total return will consist primarily of capital appreciation or depreciation and secondarily of dividend income.

     It is a diversified Series that will invest primarily in the common stock of a diversified group of well-established growth companies. While current dividend income is not a prerequisite in the selection of a growth company, the companies in which the Series will invest normally have a record of paying dividends and are generally expected to increase the amounts of such dividends in future years as earnings increase. Although the Series will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, convertible securities, warrants, hybrid instruments, restricted securities, futures and options, when considered consistent with the Series' investment objective and program. The Series may invest up to 30% of its total assets (excluding reserves) in foreign securities, including ADRs.

--------------------------------------------------------------------------------
            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
--------------------------------------------------------------------------------

     The investment objective of the T. Rowe Price/JNL International Equity Investment Series is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Total return consists of capital appreciation or depreciation, dividend income, and currency gains or losses.

     Over the last 30 years, many foreign economies have grown faster than the United States' economy, and the return from equity investments in these countries has often exceeded the return on similar investments in the United States. Moreover, there has normally been a wide and largely unrelated variation in performance between international equity markets over this period. Although there can be no assurance that these conditions will continue, the Series' sub-adviser, within the framework of diversification, seeks to identify and invest in companies participating in the faster growing foreign economies and markets. The sub-adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and an opportunity to achieve investment diversification. The Series may also purchase other types of securities, for example, common and preferred stocks, convertible securities, fixed income securities, hybrid instruments, restricted securities, foreign currency transactions, futures and options.

     In analyzing companies for investment, the sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Series invests, normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase.

     It is a diversified Series that intends to diversify investments broadly among countries and to normally have at least three different countries represented in the Series. The Series may invest in countries of the Far East and Europe, as well as South Africa, Australia, Canada and other areas (including developing countries). Under unusual circumstances, however, the Series may invest substantially all of its assets in one or two countries.

--------------------------------------------------------------------------------
                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
--------------------------------------------------------------------------------

     The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Series is to provide long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above-average growth.


     It is a diversified Series that will invest at least 65% of its total assets in a diversified portfolio of mid-cap common stocks with above-average growth potential. A mid-cap company is defined as one whose market capitalization falls within the capitalization range of companies included in the S&P MidCap 400 Index. Mid-cap growth companies are often still in the early, more dynamic phase of a company's life cycle, but have enough corporate history that they are no longer considered new or emerging. By focusing their activities, mid-cap companies may be more responsive and better able to adapt to the changing needs of their markets. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, these companies generally have sufficient financial resources and access to capital to finance their growth.


     While investing in mid-cap growth companies generally entails greater risk and volatility than investing in large, well-established companies, mid-cap companies are expected to offer the potential for more rapid growth. They may also offer greater potential for capital appreciation because of their higher growth rates. In addition, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.

     The sub-adviser will rely on its proprietary research to identify mid-cap companies with attractive growth prospects. The Series will seek to invest primarily in companies which: 1) offer proven products or services, 2) have a historical record of earnings growth that is above average, 3) demonstrate the potential to sustain earnings growth, 4) operate in industries experiencing increasing demand, and/or 5) are believed to be reasonably valued in the marketplace. There is, of course, no guarantee the Series will be able to identify such companies or that its investment in them will be successful.

     Although the Series will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, convertible securities, restricted securities, hybrid instruments, warrants, futures and options, when considered consistent with the Series' investment objective and program. The Series may invest up to 25% of its assets (excluding reserves) in foreign securities, including ADRs.

--------------------------------------------------------------------------------
              COMMON TYPES OF SECURITIES AND MANAGEMENT PRACTICES
--------------------------------------------------------------------------------

SECURITIES AND MANAGEMENT PRACTICES

     This section describes some of the types of securities a Series may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Series may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Series' investment objective(s) and policies described herein. Each Series' investment program is subject to further restrictions described in the Statement of Additional Information.

     BORROWING AND LENDING. A Series may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings a Series may mortgage or pledge securities in amounts up to 15% of its net assets. As a fundamental policy, a Series will not lend securities or other assets if, as a result, more than 25% of its total assets would be lent to other parties.

     CASH POSITION. A Series may hold a certain portion of its assets in repurchase agreements and money market securities rated in one of the two highest rating categories by a nationally recognized statistical rating organization, maturing in one year or less. For temporary, defensive purposes, a Series may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Series may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies.

     CONVERTIBLE SECURITIES AND WARRANTS. A Series may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).

     FIXED INCOME SECURITIES. A Series may invest in fixed income securities of companies which meet the investment criteria for the Series. The price of fixed income securities fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

     FOREIGN CURRENCY TRANSACTIONS. A Series will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash), basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A Series will generally not enter into a forward contract with a term of greater than one year.

     There are certain markets where it is not possible to engage in effective foreign currency hedging. This may be true, for example, for the currencies of various countries where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

     FOREIGN SECURITIES. A Series may invest in foreign securities. These include non-dollar denominated securities traded principally outside the U.S. and dollar denominated securities traded in the U.S. (such as ADRs). Such investments increase a Series' diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value).

     FUTURES AND OPTIONS. Futures are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Series may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Subject to certain limits described in the Statement of Additional Information, a Series may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or equity or fixed income securities.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Series' total return; and the potential loss from the use of futures can exceed the Series' initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Series' income.

     The Series' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accordance with regulations adopted by the CFTC, a Series will employ such techniques only for (1) hedging purposes, or (2) otherwise, to the extent that aggregate initial margin and required premiums do not exceed 5 percent of the Series' net assets.

     ILLIQUID SECURITIES. Each Series may invest up to 15% of its net assets (10% in the case of the JNL/Alger Growth Series and the PPM America/JNL Money Market Series) in securities that are considered illiquid. Illiquid investments include repurchase agreements not terminable within seven days, securities for which market quotations are not readily available and certain restricted securities. Illiquid investments may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to a Series. Certain restricted securities may be determined to be liquid in accordance with guidelines adopted by the Trust's Board of Trustees.

     HIGH YIELD BONDS. A Series may invest its assets in fixed income securities offering high current income that are in the lower rating categories of recognized rating agencies or are non-rated. These lower-rated fixed income securities are considered on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     DEBT HOLDINGS BY RATINGS. During the period ended December 31, 1996, the percentage of the assets of the following Series invested in debt securities in each of the rating categories of S&P and the debt securities not rated by an established rating service, determined on a dollar weighted average, were:


                            PERCENTAGE OF NET ASSETS
                       ----------------------------------
                        PPM AMERICA/    SALOMON BROTHERS/
                       JNL HIGH YIELD      JNL GLOBAL
     S&P RATING         BOND SERIES        BOND SERIES
     ----------        --------------   -----------------
AAA..................          0%             28.05%
AA...................          0%              1.78%
A....................          0%              0.45%
BBB..................       2.05%              4.09%
BB...................      28.43%              6.83%
B....................      66.23%             29.51%
CCC..................       0.81%              2.84%
CC...................          0%                 0%
C....................          0%                 0%
D....................          0%                 0%
Not Rated............       2.48%             26.45%


     HYBRID INSTRUMENTS. These instruments can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity and their use by a Series may not be successful.

     MORTGAGE- AND ASSET-BACKED SECURITIES. A Series may invest in mortgage- and asset-backed securities. These securities are subject to prepayment risk, that is, the possibility that prepayments on the underlying mortgages or other loans will cause the principal and interest on the mortgage- and asset-backed securities to be paid prior to their stated maturities. A sub-adviser will consider estimated prepayment rates in calculating the average weighted maturities of the Series. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Series may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Series' ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     The Salomon Brothers/JNL Global Bond Series may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities, which may be issued by agencies or instrumentalities of the U.S. Government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest, while the other class will receive all of the principal. The yield to maturity of such mortgage backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

     MORTGAGE DOLLAR ROLLS. Certain Series may enter into mortgage "dollar rolls" in which a Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Series foregoes principal and interest paid on the mortgage-backed securities. A Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. A Series may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Series enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Series' use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A Series may invest in CMOs. CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. In recent years, new types of CMO structures have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Series invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). The REITs in which a Series may invest include equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

     PORTFOLIO TURNOVER. To a limited extent, a Series may engage in short-term transactions if such transactions further its investment objective. A Series may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. However, certain tax rules may restrict the Series' ability to sell securities in some circumstances when the security has been held for less than three months. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of taxable gains.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Series may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or dealer) to repurchase that security from the Series at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. The repurchase agreement is effectively secured by the value of the underlying security. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Series to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Series may encounter delays and incur costs in liquidating the underlying security.

     When a Series invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

     SHORT SALES. Each Series may sell securities "short against the box." While a short sale is the sale of a security the Series does not own, it is "against the box" if at all times when the short position is open the Series owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

     U.S. GOVERNMENT SECURITIES AND CUSTODIAL RECEIPTS. Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities include Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates which are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

     WHEN-ISSUED SECURITIES. A Series may purchase securities on a when-issued, delayed delivery or forward commitment basis. Actual payment for and delivery of such securities does not take place until some time in the future -- i.e., beyond normal settlement. The Series does not earn interest on such securities until settlement and bears the risk of market value fluctuations during the period between the purchase and settlement dates. The series segregate and maintain at all times cash, cash equivalents, or other high quality liquid debt securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

     ZERO COUPON AND PAY-IN-KIND BONDS. A Series may invest up to 10% of its assets in zero coupon bonds or strips. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. A Series may also purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Current federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Series may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT RISKS

  FOREIGN SECURITIES

     Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Series. Securities of some foreign issuers in many cases are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Series may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Series will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The JNL Global Equities, Salomon Brothers/JNL Global Bond, and T. Rowe Price/JNL International Equity Investment Series are particularly susceptible to such risks. ADRs do not involve the same direct currency and liquidity risks as foreign securities.


     The considerations noted above may be intensified in the case of investments in developing countries or countries with limited or developing capital markets. In particular, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price fluctuations.

     At times, securities held by a Series may be listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturday) when a Series does not compute its price or accept orders for the purchase, redemption or exchange of its shares. As a result, the net asset value of a Series may be significantly affected by trading on days when shareholders cannot make transactions.

     The share price of a Series that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Series' foreign investments may cause changes in a Series' share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Series invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Series, depending on the extent of the Series' foreign investments.

     A Series may employ certain strategies in order to manage exchange rate risks. For example, a Series may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Series may enter into contracts to sell that foreign currency for U. S. dollars (not exceeding the value of a Series' assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency ("position hedge"). A Series could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars ("proxy hedge"). A Series may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross hedge"). In addition, when a Series anticipates purchasing securities denominated in or exposed to a particular currency, the Series may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency ("anticipatory hedge").

     These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact a Series' performance if the sub-adviser's projection of future exchange rates is inaccurate.

  FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     The use of futures, options, forward contracts, and swaps ("derivative instruments") exposes a Series to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Series against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Series, that Series could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

  HIGH YIELD/HIGH RISK BONDS

     Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     The market prices of lower rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.


     A Series may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The sub-adviser will analyze the credit-worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. (See Appendix A for a description of bond rating categories).


  HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES


     Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Series investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities"). The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Series may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.


  HYBRID INSTRUMENTS

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Series and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be a risk factor which the Series would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

  MUNICIPAL OBLIGATIONS

     In addition to the usual risks associated with income investing, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of municipal obligations held by a Series. The credit quality of a municipal obligation can be affected by, among other factors, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal obligations are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues may be enhanced by demand features, which enable a Series to demand payment on short notice from the issuer or a financial intermediary.

  WHEN-ISSUED SECURITIES

     The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issued securities, but may be substantially longer for forward commitments. During the period between purchase and settlement, no payment is made by the Series to the issuer and no interest accrues to the Series. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Series makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Series will segregate for these securities by maintaining cash and/or liquid debt securities with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Series (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.


     JNFSI, 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser of each Series and provides each Series with professional investment supervision and management. JNFSI is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential Corporation plc, the largest life insurance company in the United Kingdom. JNFSI has been providing investment advisory services to management investment companies since 1992 and as of December 31, 1996, had approximately $1 billion under management.



     JNFSI provides preparation of financial statements, tax services, and regulatory reports to the Trust. JNFSI also selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFSI monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


     As compensation for its services, JNFSI receives a fee from the Trust computed separately for each Series. The fee for each Series is stated as an annual percentage of the current value of the net assets of the Series. The fees, which are accrued daily and payable monthly, are calculated on the basis of the average of all valuations of net assets of each Series made at the close of business on each business day of the Trust during the period for which such fees are paid through the date of calculation. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the fees each Series currently is obligated to pay JNFSI.


                                                                $0 TO    $50 TO    $150 TO    $300 TO     OVER
                      (*M -- MILLION)                           $50 M    $150 M    $300 M     $500 M     $500 M
                      ---------------                           -----    ------    -------    -------    ------
JNL Aggressive Growth Series................................     .95%     .95%       .90%       .85%      .85%
JNL Capital Growth Series...................................     .95%     .95%       .90%       .85%      .85%
JNL Global Equities Series..................................    1.00%    1.00%       .95%       .90%      .90%
JNL/Alger Growth Series.....................................    .975%    .975%      .975%       .95%      .90%
JNL/Eagle Core Equity Series................................     .90%     .85%       .85%       .75%      .75%
JNL/Eagle SmallCap Equity Series............................     .95%     .95%       .90%       .90%      .85%
JNL/Putnam Growth Series*...................................     .90%     .90%       .85%       .80%      .80%
JNL/Putnam Value Equity Series**............................     .90%     .90%       .85%       .80%      .80%
PPM America/JNL Balanced Series***..........................     .75%     .70%      .675%       .65%     .625%
PPM America/JNL High Yield Bond Series......................     .75%     .70%      .675%       .65%     .625%
PPM America/JNL Money Market Series.........................     .60%     .60%      .575%       .55%     .525%
Salomon Brothers/JNL Global Bond Series.....................     .85%     .85%       .80%       .80%      .75%
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series....................................................     .70%     .70%       .65%       .60%      .55%
T. Rowe Price/JNL Established Growth Series.................     .85%     .85%       .80%       .80%      .80%
T. Rowe Price/JNL International Equity Investment Series....    1.10%    1.05%      1.00%       .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series.....................     .95%     .95%       .90%       .90%      .90%


-------------------------

  * Prior to May 1, 1997, the fee for the JNL/Putnam Growth Series was .90%, .85%, .80%, .75%, and .70%, respectively.



 ** Prior to May 1, 1997, the fee for the JNL/Putnam Value Equity Series was
    .75%, .70%, .675%, .65% and .625%, respectively.



*** Prior to May 1, 1997, the fee for the PPM America/JNL Balanced Series was
    .90%, .80%, .75%, .70% and .65%, respectively.


INVESTMENT SUB-ADVISERS
     The organizations described below act as sub-advisers to the Trust and certain of its Series pursuant to Sub-Advisory Agreements with JNFSI. Under the Sub-Advisory Agreements, the sub-advisers manage the investment and reinvestment of the assets of the respective Series for which they are responsible. Each of the sub-advisers discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of JNFSI, which pays the sub-advisers' fees.

     Fred Alger Management, Inc., ("Alger Management") which is located at 75 Maiden Lane, New York,
New York 10038, serves as sub-adviser to the JNL/Alger Growth Series. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and, as of December 31, 1996, had approximately $7.1 billion under management, $5.2 billion in mutual fund accounts and $1.9 billion in other advisory accounts. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger are majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


     Eagle Asset Management, Inc. ("Eagle"), 880 Carillion Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Series and the JNL/Eagle SmallCap Equity Series. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Eagle manages client accounts with net assets totaling approximately $2.7 billion as of December 31, 1996.


     Janus Capital Corporation ("Janus Capital"), a Colorado corporation with principal offices at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the JNL Capital Growth Series, the JNL Aggressive Growth Series and the JNL Global Equities Series. Janus Capital is an investment adviser with approximately $50 billion in assets under management. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly-traded holding company whose primary subsidiaries are engaged in transportation and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.


     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Series*, the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series. PPM, an affiliate of JNFSI, is a wholly owned subsidiary of Prudential Portfolio Managers Ltd., ("PPM Ltd.") an investment management company engaged in global money management, which is in turn wholly owned by Prudential Corporation plc. PPM Ltd. and its subsidiaries manage over $120 billion in various currencies and markets. PPM currently manages over $26 billion of Jackson National Life Insurance Company assets. Additionally, PPM manages assets of over $5.7 billion for other affiliated companies and over $878 million for non-affiliated entities.


     Putnam Investment Management, Inc. ("Putnam"), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Growth Series* and the JNL/Putnam Value Equity Series*. Putnam has been managing mutual funds since 1937. Putnam and its affiliates had approximately $173 billion in assets under management as of December 31, 1996. Putnam is a subsidiary of Putnam Investment, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

     Rowe Price-Fleming International, Inc. ("Price-Fleming"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the T. Rowe Price/JNL International Equity Investment Series. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of America's largest international mutual fund asset managers with approximately $18 billion under management in its offices in Baltimore, London, Tokyo, Hong Kong and Singapore.

     Salomon Brothers Asset Management Inc ("SBAM") serves as sub-adviser to the Salomon Brothers/JNL Global Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series. SBAM is an indirect, wholly owned subsidiary of Salomon Brothers Holding Company Inc. which is, in turn, wholly owned by Salomon Inc. ("SI"). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-advisor to various investment companies. In providing such investment advisory services, SBAM has access to SI's more than 400 economists, mortgage bond, sovereign and equity analysts. As of

---------------

    *Prior to May 1, 1997, Phoenix Investment Counsel, Inc. served as sub-adviser to the PPM America/JNL Balanced Series and the JNL/Putnam Growth Series, and PPM served as sub-adviser to the JNL/Putnam Value Equity Series.

December 31, 1996, SBAM and its worldwide investment affiliates managed approximately $17.8 billion. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

     In connection with SBAM's service as sub-adviser to the Salomon Brothers/JNL Global Bond Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly-owned subsidiary of Salomon Brothers Holding Company Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the T. Rowe Price/JNL Established Growth Series and the T. Rowe Price/JNL Mid-Cap Growth Series. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe and its affiliates manage over $95 billion for approximately 4.5 million individual and institutional investor accounts, including limited and real estate partnerships and other mutual funds.

PORTFOLIO MANAGEMENT

     The following individuals are primarily responsible for the day-to-day management of the particular Series as indicated below.

JNL GLOBAL EQUITIES SERIES

     Helen Young Hayes is responsible for the day-to-day management of the JNL Global Equities Series. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

JNL CAPITAL GROWTH SERIES

     James P. Goff is responsible for the day-to-day management of the JNL Capital Growth Series. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

JNL AGGRESSIVE GROWTH SERIES

     Warren B. Lammert is responsible for the day-to-day management of the JNL Aggressive Growth Series. Mr. Lammert joined Janus Capital in 1987. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He is a Chartered Financial Analyst.

JNL/ALGER GROWTH SERIES

     David D. Alger, President and Chief Investment Officer of Alger Management, is primarily responsible for the day-to-day management of the JNL/Alger Growth Series. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Series are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.

JNL/EAGLE CORE EQUITY SERIES

     In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the JNL/Eagle Core Equity Series. Eagle utilizes a team of senior portfolio managers acting together to manage the assets of the Series. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in the pursuit of the Series' investment objective.

JNL/EAGLE SMALLCAP EQUITY SERIES

     Bert L. Boksen, Senior Vice President and Portfolio Manager of Eagle, is responsible for the day-to-day management of the JNL/Eagle SmallCap Equity Series. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.

JNL/PUTNAM GROWTH SERIES

     Carol C. McMullen has responsibility for the day-to-day management of the JNL/Putnam Growth Series. Ms. McMullen has been a Managing Director of Putnam since 1995. Prior to joining Putnam, Ms. McMullen was

Senior Vice President of Baring Asset Management. Ms. McMullen has had responsibility for the day-to-day management of the JNL/Putnam Growth Series since May 1, 1997.


JNL/PUTNAM VALUE EQUITY SERIES

     Anthony I. Kreisel a Managing Director of Putnam, has responsibility for the day-to-day management of the JNL/Putnam Value Equity Series. Mr. Kreisel has been an investment professional at Putnam since 1986. Mr. Kreisel has had responsibility for the day-to-day management of the JNL/Putnam Value Equity Series since May 1, 1997.

PPM AMERICA/JNL BALANCED SERIES

PPM AMERICA/JNL HIGH YIELD BOND SERIES

PPM AMERICA/JNL MONEY MARKET SERIES

     In its capacity as sub-adviser, PPM supervises and manages the investment portfolios of the PPM America/ JNL Balanced Series, the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series and directs the purchase and sale of each Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the PPM America/JNL Balanced Series since May 1, 1997, and has supervised and managed the investment portfolios of the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series since the commencement of operations of each Series.

SALOMON BROTHERS/JNL GLOBAL BOND SERIES

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

     Steven Guterman is primarily responsible for the day-to-day management of the Salomon Brothers/JNL U.S. Government & Quality Bond Series and the mortgage-backed securities and U.S. Government securities portions of the Salomon Brothers/JNL Global Bond Series. Mr. Guterman co-manages the Salomon Brothers/JNL U.S. Government & Quality Bond Series with Roger Lavan.

     Mr. Guterman, who joined SBAM in 1990, is a Managing Director of Salomon Brothers Inc and a Managing Director and Senior Portfolio Manager of SBAM, responsible for SBAM's investment company and institutional portfolios which invest primarily in mortgage-backed securities and U.S. Government issues. Mr. Guterman also serves as portfolio manager for two offshore mortgage funds and a number of institutional clients. Mr. Guterman joined Salomon Brothers Inc in 1983, working initially in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities.

     Mr. Lavan joined SBAM in 1990 and is a Portfolio Manager and Quantitative Fixed Income Analyst, responsible for working for senior portfolio managers to monitor and analyze market relationships and identify and implement relative value transactions in SBAM's investment company and institutional portfolios which invest in mortgage-backed securities and U.S. Government securities. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers Inc's Fixed Income Sales Group and Product Support Divisions.

     Peter J. Wilby is primarily responsible for the day-to-day management of the high yield and emerging market debt securities portions of the Salomon Brothers/JNL Global Bond Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Salomon Brothers/JNL Global Bond Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Brothers Inc and SBAM and Senior Portfolio Manager of SBAM, responsible for investment company and institutional portfolios which invest in high yield non-U.S. and U.S. corporate debt securities and high yield foreign sovereign debt securities. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("Prudential") where he served as Director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby also managed high yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential. Ms. Semmel is a Director and Portfolio Manager of SBAM and a Director of Salomon Brothers Inc. Ms. Semmel joined SBAM in May of 1993, where she manages high yield portfolios. Prior to joining SBAM, Ms. Semmel spent four years as a high yield bond analyst at Morgan Stanley Asset Management.

     David J. Scott is primarily responsible for currency transactions and investments in non-dollar denominated debt securities for the Salomon Brothers/JNL Global Bond Series. Prior to joining SBAM Limited in April 1994, Mr. Scott worked for four years at JP Morgan Investment Management ("JP Morgan") where he was responsible for global and non-dollar portfolios for clients including departments of various governments, pension funds and insurance companies. Before joining JP Morgan, Mr. Scott worked for three years at Mercury Asset

Management where he was responsible for captive insurance portfolios and products.

T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES


     Robert W. Smith is responsible for the day-to-day management of the T. Rowe Price/JNL Established Growth Series. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe and Price-Fleming. He is also responsible for the North American component of other investment company and institutional client portfolios. Prior to joining T. Rowe in 1992, Mr. Smith was employed as an Investment Analyst for Massachusetts Financial Services. He earned a BS (finance and economics) from the University of Delaware and an MBA (finance) from the Darden Graduate School of Business Administration, University of Virginia. Mr. Smith has had responsibility for the day-to-day management of the T. Rowe Price/JNL Established Growth Series since February 21, 1997.


T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

     The T. Rowe Price/JNL International Equity Investment Series has an investment advisory group that has day-to-day responsibility for managing the Series and developing and executing the Series' investment program. The Series' advisory group is composed of the following members: Martin G. Wade, Christopher
D. Alderson, Peter B. Askew, Mark J.T. Edward, John R. Ford, James B.M. Seddon, Benedict R.F. Thomas, and David J.J. Warren.

     Martin Wade joined Price-Fleming in 1979 and has 26 years of experience with the Fleming Group in research, client service, and investment management. (Fleming Group includes Robert Fleming and/or Jardine Fleming Group Limited). Christopher Alderson joined Price-Fleming in 1988 and has nine years of experience with the Fleming Group in research and portfolio management. Peter Askew joined Price-Fleming in 1988 and has 20 years of experience managing multi-currency fixed income portfolios. Mark Edwards joined Price-Fleming in 1986 and has 14 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 15 years of experience with the Fleming Group in research and portfolio management. James Seddon joined Price-Fleming in 1987 and has eight years of experience in investment management. Benedict Thomas joined Price-Fleming in 1988 and has six years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 15 years of experience in equity research, fixed income research and portfolio management.

T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

     The T. Rowe Price/JNL Mid-Cap Growth Series has an Investment Advisory Committee composed of the following members: Brian W. Berghuis, Chairman, James A.C. Kennedy, and John F. Wakeman. The Committee Chairman has day to day responsibility for managing the Series and works with the Committee in developing and executing the Series' investment program. Mr. Berghuis has been managing investments since joining T. Rowe in 1985.

SUB-ADVISORY ARRANGEMENTS

     Under the terms of each of the Sub-Advisory Agreements, the sub-adviser manages the investment and reinvestment of the assets of the assigned Series, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Series consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNFSI and the Trustees of the Trust with respect to the implementation of such programs.

     As compensation for their services, the sub-advisers receive fees from JNFSI computed separately for each Series. The fee for each Series is stated as an annual percentage of the current value of the net assets of such Series. The fees are calculated on the basis of the average of all valuations of net assets of each Series made at the close of business on each business day of the Trust during the period for which such fees are paid through the date of calculation. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the management fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above:

                                                           $0 TO    $50 TO    $100 TO    $150 TO    $300 TO     OVER
                    (*M - MILLION)                         $50 M    $100 M    $150 M     $300 M     $500 M     $500 M
                    --------------                         -----    ------    -------    -------    -------    ------
JNL Aggressive Growth Series*..........................     .55%      .55%       .50%       .50%      .50%       .45%
JNL Capital Growth Series*.............................     .55%      .55%       .50%       .50%      .50%       .45%
JNL Global Equities Series*............................     .55%      .55%       .50%       .50%      .50%       .45%
JNL/Alger Growth Series................................     .55%      .55%       .55%       .55%      .50%       .45%
JNL/Eagle Core Equity Series...........................     .45%      .40%       .40%       .40%      .30%       .30%
JNL/Eagle SmallCap Equity Series.......................     .50%      .50%       .50%       .45%      .45%       .40%
JNL/Putnam Growth Series**.............................     .50%      .50%       .50%       .45%      .35%       .35%
JNL/Putnam Value Equity Series***......................     .50%      .50%       .50%       .45%      .35%       .35%
PPM America/JNL Balanced Series**......................     .25%      .20%       .20%      .175%      .15%      .125%
PPM America/JNL High Yield Bond Series.................     .25%      .20%       .20%      .175%      .15%      .125%
PPM America/JNL Money Market Series....................     .20%      .15%       .15%      .125%      .10%      .075%
Salomon Brothers/JNL Global Bond Series................    .375%      .35%       .35%       .30%      .30%       .25%
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series...............................................    .225%     .225%      .225%      .175%      .15%       .10%

                                                                $0 TO    $20 TO    $50 TO
                                                                $20 M    $50 M     $200 M      $200 M+
                                                                -----    ------    ------      -------
T. Rowe Price/JNL Established Growth Series.................     .45%      .40%     .40%****     .40%
T. Rowe Price/JNL International Equity Investment Series....     .75%      .60%     .50%         .50%****
T. Rowe Price/JNL Mid-Cap Growth Series.....................     .60%      .50%     .50%****     .50%

   * Prior to September 16, 1996, the sub-advisory fees payable to Janus for these Series were: $0 to $50 million -- .60%; $50 to $150 million -- .55%; $150 to $300 million -- .45%; $300 to $500 million -- .40%; over $500 million -- .40%.

  ** Prior to May 1, 1997, the sub-advisory fees for these Series were payable to Phoenix Investment Counsel, Inc. and were: $0 to $50 million -- .50%; $50 to $150 million -- .40%; $150 to $300 million -- .30%; $300 to $500 million -- .25%; over $500 million -- .20%.

 *** Prior to May 1, 1997, the sub-advisory fee for this Series was payable to PPM and was: $0 to $50 million -- .25%; $50 to $150 million -- .20%; $150 to $300 million -- .175%; $300 to $500 million -- .15%; over $500 million
     -- .125%.

**** When average assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

     With respect to the Salomon Brothers/JNL Global Bond Series and in connection with the advisory consulting agreement between Salomon Brothers and SBAM Limited, Salomon Brothers will pay SBAM Limited, as full compensation for all services provided under the advisory consulting agreement, a portion of its investment management fee. The amount payable to SBAM Limited will be equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Series that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Series.

OTHER TRUST EXPENSES

     In addition to the investment advisory fee, the Trust incurs expenses, including legal, auditing and accounting expenses, Trustees' fees and expenses, insurance premiums, brokers' commissions, taxes and governmental fees, expenses of issue or redemption of shares, expenses of registering or qualifying shares for sale, reports and notices to shareholders, and fees and disbursements of custodians, transfer agents, registrars, shareholder servicing agents and dividend disbursing agents, and certain expenses with respect to membership fees of industry associations.

--------------------------------------------------------------------------------
                           INVESTMENT IN TRUST SHARES
--------------------------------------------------------------------------------

     An insurance company purchases the shares of the Series at their net asset value using premiums received on Policies issued by Accounts. These Accounts are funded by shares of the Trust. There is no sales charge. All shares are sold at net asset value.

     The net asset value per share of each Series is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Series, deducting its liabilities, and dividing by the number of shares outstanding.

     Shares of the Trust are currently sold primarily to separate accounts of Jackson National Life Insurance Company, 5901 Executive Drive, Lansing, Michigan 48911 to fund the benefits under variable insurance or annuity Policies. Further, it is anticipated that shares of the Trust will be sold to certain qualified retirement plans.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

--------------------------------------------------------------------------------
                                SHARE REDEMPTION
--------------------------------------------------------------------------------

     An insurance company separate account redeems shares to make benefit or surrender payments under the terms of its Policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

     The Trust may suspend the right of redemption only under the following unusual circumstances:

     - when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     - when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     - during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     DESCRIPTION OF SHARES -- The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Series and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Series represents an equal proportional interest in that Series with each other share. The Trust reserves the right to create a number of different Series. In that case, the shares of each Series would participate equally in the earnings, dividends, and assets of the particular Series. Upon liquidation of a Series, its shareholders are entitled to share pro rata in the net assets of such Series available for distribution to shareholders.


     As of April 7, 1997, Jackson National Life Insurance Company owned 5.2% of the outstanding shares of the Trust.


     SERIES TRANSACTIONS -- The Trust's portfolio transactions are executed through brokers who are considered by the appropriate sub-adviser as able to provide execution at the most favorable prices and in the most effective manner. Portfolio security transactions may be executed through brokers who are affiliated with the Trust, JNFSI or a sub-adviser. In addition, brokers may be selected taking into account such brokers' assistance in the purchase of variable annuity contracts funded by the Trust (although such assistance or absence thereof is neither a qualifying nor a disqualifying factor in such selection). See the Statement of Additional Information for more detailed information.

     VOTING RIGHTS -- Except for matters affecting a particular Series, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

     In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Trust.

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

--------------------------------------------------------------------------------
                     PERFORMANCE ADVERTISING FOR THE SERIES
--------------------------------------------------------------------------------

     The Trust may from time to time advertise several types of historical performance for the Series. The performance advertised will be based on historical results and is not intended to indicate future performance. The performance figures advertised for a Series may or may not reflect the effect of any charges that are imposed under a variable annuity or variable life contract that is funded by the Trust. Such charges, described in the variable annuity or variable life prospectus, will have the effect of reducing the performance described below.

     Each Series may advertise standardized average annual total return, calculated in a manner prescribed by the Securities and Exchange Commission, and non-standardized total return. Standardized average annual total return will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Series has been in existence if the Series has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Series' returns, you should recognize that they are not the same as actual year-by-year results. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.

     Each Series may also advertise yield, and the PPM America/JNL Money Market Series may also advertise effective yield. Yield, as calculated by each Series other than the PPM America/JNL Money Market Series, refers to the annualized income generated by an investment in the Series over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. Yield, as calculated by the PPM America/JNL Money Market Series, is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Series. The yield is an annualized figure, which means that it is assumed that the Series generates the same level of net income over a 52-week period. Effective yield is calculated under rules prescribed by the Securities and Exchange Commission and assumes a weekly reinvestment of income earned. The effective yield will be slightly higher than the yield due to this compounding effect. Because yield accounting methods differ from the methods used for financial reporting and tax accounting purposes, a Series' yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Series' financial statements.

     The performance of the Series may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") or Donoghue's Money Fund Report. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. The Series' performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to, Salomon Brothers Broad Investment Grade Index, Lehman Brothers High Yield Index, Lehman Brothers Aggregate Bond Index, Salomon Brothers Treasury Index, S&P MidCap 400 Index, Morgan Stanley Capital International World Index, Morgan Stanley Europe and Australasia, Far East Equity Index, Russell 2000 Index, and S&P 500 Index.

     From time to time, a Series also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).

     Each Series' shares are sold at net asset value. Each Series' returns will fluctuate. Shares of a Series are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning each Series' performance appears in the Statement of Additional Information, and in the Trust's Annual Report to Shareholders which may be obtained, without charge, by writing or calling the Trust.

     SHAREHOLDER INQUIRIES -- All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

--------------------------------------------------------------------------------
                                   TAX STATUS
--------------------------------------------------------------------------------

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.

     Each Series of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Internal Revenue Code, and, therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06881

INVESTMENT ADVISER

Jackson National Financial Services, Inc.
5901 Executive Drive
Lansing, Michigan 48911

--------------------------------------------------------------------------------
                      APPENDIX A -- RATINGS OF INVESTMENTS
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

     Commercial paper rated by Standard & Poor's Ratings Group has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

     The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

  STANDARD & POOR'S RATINGS GROUP BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issued only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI. The rating CI is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MUNICIPAL BONDS

STANDARD & POOR'S RATINGS GROUP MUNICIPAL BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A. Bonds which are rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Bonds which are rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS

     AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     NOTE: Moody's applies numerical modifiers, 1, 2 AND 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier indicates that the issue ranks in the lower end of its generic rating category.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1997

                                JNL SERIES TRUST

     JNL Aggressive Growth Series
     JNL Capital Growth Series
     JNL Global Equities Series
     JNL/Alger Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Putnam Growth Series
     JNL/Putnam Value Equity Series
     PPM America/JNL Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL International Equity Investment Series
     T. Rowe Price/JNL Mid-Cap Growth Series


     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus, dated May 1, 1997. Not all Series described in the Statement of Additional Information may be available for investment. The Prospectus may be obtained by calling (800) 322-8257, or writing P.O. Box 25127, Lansing, Michigan 48909.


                               TABLE OF CONTENTS



             General Information and History                    2
             Investment Restrictions Applicable to all Series   2
             Common Types of Securities                         4
             Trustees and Officers of the Trust                10
             Performance                                       11
             Investment Adviser and Other Services             15
             Purchases, Redemptions and Pricing of Shares      19
             Additional Information                            21
             Tax Status                                        22
             Financial Statements                              23

                        GENERAL INFORMATION AND HISTORY

     The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust offers shares in 16 separate Series, each with its own investment objective.

                INVESTMENT RESTRICTIONS APPLICABLE TO ALL SERIES

     As indicated in the Prospectus, each Series is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Series if a matter affects just that Series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Series) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment. As fundamental policies, no Series may:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of the total assets for JNL Capital Growth and JNL Aggressive Growth Series, and as to seventy-five percent (75%) of the value of the total assets of the other Series, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of a Series in the securities of such issuer exceeds 5% of the value of such Series' total assets. With respect to the other 50% of the value of its total assets, JNL Capital Growth and JNL Aggressive Growth Series may invest in the securities of as few as two issuers (not to exceed 25% in any one issuer).

     (2) Invest more than 25% of the value of their respective assets in any particular industry (other than U.S. Government securities); except the PPM America/JNL Money Market Series.

     (3) Invest directly in real estate or interests in real estate; however, the Series may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Series from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of a Series' total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that a Series may be deemed an underwriter in connection with the disposition of portfolio securities of such Series.

     (7) Invest more than 15% of a Series' net assets (10% in the case of the PPM America/JNL Money Market Series and the JNL/Alger Growth Series) in securities that are restricted as to disposition under federal securities law, or securities with other legal or contractual restrictions on resale. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or Commercial Paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accordance with guidelines established by the Board of Trustees.

     (8) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of all Series or the investment adviser or sub-adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

     (9) The Series will not issue senior securities except that they may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Series' total assets by reason of a decline in net assets, the Series will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts.

     The Trustees have adopted additional investment restrictions for the Series. These restrictions are operating policies of the Series and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) Each Series' investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of a Series' net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by a Series in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.

     (b) The Series do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Series do not currently intend to purchase securities on margin, except that the Series may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Series do not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and
(ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (e) The Series do not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Series may own debt or equity securities of companies engaged in those businesses.

     (f) The Series intend to comply with the Commodity Futures Trading Commission ("CFTC") regulations limiting a Series' investments in futures and options for non-hedging purposes.

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Financial Services, Inc. ("JNFSI") and the insurance companies may enter into agreements, required by certain state insurance departments, under which JNFSI may agree to use its best efforts to assure and to permit insurance companies to monitor that each Series of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Series failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Series or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                           COMMON TYPES OF SECURITIES

ASSET-BACKED SECURITIES. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

     Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Series may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities.
The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bonds groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

COMMERCIAL PAPER. Commercial paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

FOREIGN GOVERNMENT SECURITIES. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

HIGH YIELD BONDS. High Yield Bonds are fixed income securities offering high current income that are in the lower rated categories of recognized rating agencies or not rated. These lower-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rated categories.

     High yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

HYBRID INSTRUMENTS. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the

Series. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Series. This principal is returned to the Series at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments).
The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

MUNICIPAL OBLIGATIONS. Municipal Obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included with the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax.

     Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

REPURCHASE AGREEMENTS. A Repurchase Agreement may be considered a loan collateralized by securities. The Series must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System. The Series may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.

SAVINGS AND LOAN OBLIGATIONS. Savings and loan obligations include negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

SHORT-TERM CORPORATE DEBT SECURITIES. Short-term corporate debt securities are outstanding non-convertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

STRIPPED AGENCY MORTGAGE-BACKED SECURITIES.   Stripped  Agency Mortgage-Backed
Securities represent interests in a pool of mortgages,  the cash flow  of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government agencies or by private issuers similar to those described with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction
compared to  interest rates.   Under the Internal Revenue Code of 1986, as
amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Series.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL AGENCY SECURITIES. Supranational Agency Securities are securities issued or guaranteed by certain supranational entities, such as the International Development Bank.

U.S. GOVERNMENT AGENCY SECURITIES. U.S. Government Agency Securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable Rate Securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate. Variable Rate Securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

WARRANTS. The Series may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. The Series may purchase securities on a when-issued or delayed delivery basis ("When-Issueds") and may purchase securities on a forward commitment basis ("Forwards"). Any or all of the Series' investments in debt securities may be in the form of When-Issueds and Forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Series to the issuer and no interest accrues to the Series. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Series makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Series will segregate for these securities by maintaining cash and/or liquid debt securities with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Series (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

ZERO COUPON BONDS. A Series may invest up to 10% of its assets in zero coupon bonds or strips. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The trustees set broad policies for each Series and choose the Trust's officers. The following is a list of the trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years. The mailing address of the officers and trustees, unless otherwise noted, is 5901 Executive Drive, Lansing, Michigan 48911.

JOHN A. KNUTSON* (Age 57), Trustee, Chairman of the Board, President and Chief Executive Officer, June 1994 to present; President, August 1993 to present, Chief Financial Officer, February 1992 to present, Director, November 1991 to present, Jackson National Financial Services, Inc.; President, June 1993 to February 1994, Senior Vice President, September 1987 to June 1993 and February 1994 to present, Chief Financial Officer, September 1987 to June 1994, Chief Operating Officer, September 1992 to present, Jackson National Life Insurance Company.

JOSEPH FRAUENHEIM (Age 62), 1405 Cambridge, Lansing, MI 48911, Trustee, December 1994 to present; Consultant, 1991 to present; President & CEO, Manufacturers Bank of Lansing.

ANDREW B. HOPPING* (Age 38), Trustee, Vice President, Treasurer & Chief Financial Officer, August 1996 to present; Senior Vice President, June 1994 to present, Jackson National Life Insurance Company; Executive Vice President, 1991 to June 1994, Countrywide Credit.

THOMAS J. MEYER (Age 50), Vice President, Counsel and Secretary, December 1994 to present; Secretary and Chief Legal Officer, November 1991 to present, Director, June 1995 to present, Jackson National Financial Services, Inc.; Secretary, September 1994 to present, Vice President, and General Counsel, March 1985 to present, Jackson National Life Insurance Company.

LARRY C. JORDAN (Age 53), Vice President, December 1994 to present, Assistant Secretary, February 1996 to present, Assistant Treasurer, December 1994 to February 1996; Treasurer and Assistant Secretary, November 1991 to present, Chief Operating Officer, September 1992 to present, Director June 1993 to present, Jackson National Financial Services, Inc.; Treasurer, October 1980 to September 1994, Vice President, October 1980 to present, Jackson National Life Insurance Company.

RICHARD MCLELLAN (Age 54), 1191 Carriageway North, East Lansing, MI 48823, Trustee, December 1994 to present; Attorney, Dykema Gossett PLLC.

PETER MCPHERSON (Age 56), 1 Abbott Road, East Lansing, MI 48824, Trustee, December 1994 to present; President, October 1993 to present, Michigan State University; Group Executive Vice President, November 1990 to October 1993, Bank of America.

ROBERT A. FRITTS (Age 48), Vice President, December 1994 to present, Assistant Treasurer, February 1996 to present, Assistant Secretary, December 1994 to February 1996; Assistant Treasurer, Vice President, Jackson National Life Insurance Company.


*Trustees who are interested persons as defined in the Investment Company Act of 1940.


     On April 7, 1997, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of the Trust. As of that date, Jackson National Life Insurance Company, a Michigan corporation, through its initial investment of capital into each Series, owned 5.2% of the outstanding shares of the Trust. To the extent required by applicable law, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance or variable annuity contracts. All shares of each Series of the Trust will be voted by Jackson National Life Insurance Company in accordance with voting instructions received from such variable contract owners. Jackson National Life Insurance Company will vote all of the shares which it is entitled to vote in the same proportion as the voting instructions given by variable contract owners, on the issues presented, including shares which are attributable to Jackson National Life Insurance Company's interest in the Trust.

     The trustees who are "interested persons" and officers as designated above receive no compensation from the Trust. Disinterested Trustees will be paid $2,500 for each meeting they attend. For the year ended December 31, 1996, the Disinterested Trustees received the following fees for service as Trustee:



                                                       PENSION OR
                               AGGREGATE          RETIREMENT BENEFITS     TOTAL COMPENSATION
                           COMPENSATION FROM        ACCRUED AS PART OF    FROM TRUST AND FUND
     TRUSTEE                     TRUST               TRUST EXPENSES            COMPLEX

Joseph Frauenheim               $10,000                     0                  $10,000
Richard McLellan                 10,000                     0                   10,000
Peter McPherson                   7,500                     0                    7,500


                                  PERFORMANCE

     As described in the Prospectus, a Series' historical performance may be shown in the form of total return and yield. These performance measures are described below. Performance advertised for a Series may or may not reflect the effect of any charges that are imposed under a variable annuity or variable life contract that is funded by the Trust. Such charges, described in the variable annuity or variable life prospectus, will have the effect of reducing a Series' performance.

     Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Series. Yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the PPM America/JNL Money Market Series) expressed as a percentage of the net asset value.

     A Series' standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Series for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Series' shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period.


     The standardized total return for each Series (except the PPM America/JNL Money Market Series)for the periods indicated was as follows:



                                                                             Commencement
                                                                             of Operations
                                             One Year Period Ended                to
                                               December 31, 1996           December 31, 1996
JNL Aggressive Growth Series*                     18.95%                        26.88%
JNL Capital Growth Series*                        16.83%                        31.24%
JNL Global Equities Series*                       31.36%                        38.22%
JNL/Alger Growth Series**                         13.41%                         9.46%
JNL/Eagle Core Equity Series***                    N/A%                        6.47%****
JNL/Eagle SmallCap Equity Series***                N/A%                       15.40%****
JNL/Putnam Growth Series*                         26.81%                        34.04%
JNL/Putnam Value Equity Series*                   24.33%                        29.41%
PPM America/JNL Balanced Series*                  10.81%                        16.25%
PPM America/JNL High Yield Bond Series*           12.90%                        11.76%
Salomon Brothers/JNL Global Bond Series*          14.39%                        13.25%
Salomon Brothers/JNL U.S. Government and
Quality Bond Series*                              2.58%                          5.82%
T. Rowe Price/JNL Established Growth Series*      22.59%                        27.56%
T. Rowe Price/JNL International Equity
Investment Series*                                13.91%                        12.99%

T. Rowe Price/JNL Mid-Cap Growth Series*          23.47%         33.06%



     *  Commenced operations on May 15, 1995.
     **Commenced operations on October 16, 1995.
     ***Commenced operations on September 16, 1996.
     ****Not annualized.


Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM America, Inc.

     The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Series has been in existence, if it has not been in existence for one of the prescribed periods.

     Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment ("initial investment") in the Series' shares on the first day of the period and computing the "end value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting the performance of a Series include general market conditions, operating expenses and investment management.

     The yield for a Series other than the PPM America/JNL Money Market Series is computed in accordance with a standardized method prescribed by the rules of the SEC. Under that method, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                           YIELD= 2 [(a-b)  )6
                                     -----+1-1
                                    [(cd    )


Where:
     a = dividends and interest earned during the period.
     b = expenses accrued for the period (net of reimbursements).
     c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the offering price (net asset value) per share on the last day of the period.

     The yield for the 30-day period ended December 31, 1996, for each of the referenced Series was as follows:


     PPM America/JNL Balanced Series                             1.90%
     PPM America/JNL High Yield Bond Series                      8.95%
     Salomon Brothers/JNL U.S. Government and Quality            6.06%
     Bond Series



Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel, Inc.

     In computing the foregoing yield, the Series follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Series use to prepare annual and interim financial statements in accordance with generally accepted accounting principles.


     The PPM America/JNL Money Market Series' yield is also computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The PPM America/JNL Money Market Series' yield for the seven-day period ended December 31, 1996 was 4.77%.


     The PPM America/JNL Money Market Series' effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)(365/7) - 1. The

PPM America/JNL Money Market Series'effective yield for the seven-day period ended December 31, 1996 was 4.89%.

     A Series' performance quotations are based upon historical results and are not necessarily representative of future performance. The Series' shares are sold at net asset value. Returns and net asset value will fluctuate, except that the PPM America/JNL Money Market Series seeks to maintain a $1.00 net asset value per share. Factors affecting a Series' performance include general market conditions, operating expenses and investment management. Shares of a Series are redeemable at the then current net asset value, which may be more or less than original cost.

     The performance of the Series may be compared to various other selected recognized market indicators. There are differences and similarities between the investments which a Series may purchase and the investments measured by the market indicators. Each Series may compare its performance to one or more of the Consumer Price Index, the Standard & Poor's 500 Index, the Standard & Poor's MidCap 400 Index, the Morgan Stanley Capital International World Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High Yield Index, the Salomon Brothers Broad Investment Grade Index, the Salomon Brothers Treasury Index, the Russell 2000 Index, or the Morgan Stanley Europe and Australasia, Far East Equity Index The foregoing bond indexes are unmanaged. The market prices and yields of corporate and government bonds will fluctuate. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indexes are weighted performance averages of other mutual funds with similar investment objectives. The net asset values and returns of the Series will also fluctuate. No adjustments are made for taxes payable on dividends.

     A Series may periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

                     INVESTMENT ADVISER AND OTHER SERVICES

     JNFSI, 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser of each Series and provides each Series with professional investment supervision and management. JNFSI is a wholly-owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly-owned by Prudential Corporation plc, the largest life insurance company in the United Kingdom. JNFSI provides, preparation of financial statements, tax services and regulatory reports.

     Pursuant to an Amended Investment Advisory and Management Agreement, JNFSI acts as the Trust's investment adviser, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Amended Investment Advisory and Management Agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the

Trust, and (ii) the shareholders of each Series or the Board of Trustees.
It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment. Additional Series may be subject to a different agreement. The Amended Investment Advisory and Management Agreement provides that JNFSI shall not be liable for any error of judgment, or for any loss suffered by the Series in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNFSI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays JNFSI a fee as described in the Prospectus.
The fees paid by the Trust to JNFSI pursuant to the Amended Investment Advisory and Management Agreement from the commencement of operations to March 31, 1996 were $701,004 and from April 1, 1996 to December 31, 1996 were $1,884,328.


     In addition to providing the services described above JNFSI selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFSI monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

     Janus Capital Corporation ("Janus Capital") serves as sub-adviser for the JNL Capital Growth, JNL Aggressive Growth and JNL Global Equities Series; Fred Alger Management, Inc. ("Alger Management") serves as sub-adviser for the JNL/Alger Growth Series; Eagle Asset Management, Inc. ("Eagle") serves as sub-adviser to the JNL/Eagle Core Equity Series and the JNL/Eagle SmallCap Equity Series; PPM America, Inc. ("PPM") serves as sub-adviser for the PPM America/JNL Balanced, PPM America/JNL High Yield Bond, and PPM America/JNL Money Market Series; Putnam Investment Management, Inc. serves as sub-adviser to the JNL/Putnam Growth and JNL/Putnam Value Equity Series; Salomon Brothers Asset Management Inc ("SBAM") serves as sub-adviser for the Salomon Brothers/JNL U.S. Government & Quality Bond and Salomon Brothers/JNL Global Bond Series; T. Rowe Price Associates, Inc. ("T. Rowe") serves as sub-adviser for the T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth Series; and Rowe Price-Fleming International, Inc. ("Price-Fleming") serves as sub-adviser for the T. Rowe Price/JNL International Equity Investment Series. Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM.

     Subject to the supervision of JNFSI and the Trustees pursuant to investment sub-advisory agreements entered into between JNFSI and each of the sub-advisers, respectively, the sub-advisers invest and reinvest the Series' assets consistent with the Series' respective investment objectives and policies. The investment sub-advisory agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Series and by the shareholders of each Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment or upon the termination of the investment management agreement between JNFSI and the Series. Additional Series may be subject to a different agreement. The sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Series to comply with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended, applicable to each Series (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

     The Trust pays the compensation of the Trustees who are not affiliated with JNFSI and all expenses (other than those assumed by JNFSI), including governmental fees, interest charges, taxes, membership dues in certain industry associations allocable to the Trust, fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust, expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions, expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust and expenses of calculating the net asset value of shares of the Trust, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02171, acts as custodian for each Series of the Trust. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

     State Street is the transfer agent and dividend-paying agent for each Series of the Trust.

INDEPENDENT ACCOUNTANTS

     The Series' independent accountants, Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, audit and report on the Series' annual financial statements, prepare the Series' federal income and excise tax returns, and perform other professional accounting, auditing and advisory services when engaged to do so by the Series.

SERIES TRANSACTIONS AND BROKERAGE

        The primary consideration in portfolio security trans execution," i.e., execution at the most favorable prices a effective manner possible. JNFSI and the sub-advisers always achieve best execution and have complete freedom as to the markets in and the broker/dealers through which they seek this result.
Subject to the requirement of seeking best execution, securities may be bought from or sold to broker/dealers who have furnished statistical, research, and other information or services to JNFSI or the sub-advisers. In placing orders with such broker/dealers, JNFSI and the sub-advisers will, where possible, take into account the comparative usefulness of such information. Such information is useful to JNFSI and the sub-advisers even though its dollar value may be indeterminable and its receipt or availability generally does not reduce JNFSI's or the sub-advisers' normal research activities or expenses.

     Trust portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker/dealer's selection, nor is the selection of any broker/dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of JNFSI or the sub-advisers. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when JNFSI and the sub-advisers believe that to do so is in the interest of the Trust. When such concurrent authorizations occur the executions will be allocated in an equitable manner.


     During the periods indicated, the Series paid the following amounts in brokerage commissions:





                                                                 April 1, 1996 to     Commencement of
                                                                 December 31, 1996*   Operations to
                                                                                      March 31, 1996

JNL Aggressive Growth Series**                                     $16,981             $19,654
JNL Capital Growth Series**                                        34,515               16,905
JNL Global Equities Series**                                       47,800               72,359
JNL/Alger Growth Series***                                         22,155                9,414
JNL/Eagle Core Equity Series****                                   1,785                  N/A
JNL/Eagle SmallCap Equity Series****                               4,389                  N/A
JNL/Putnam Growth Series**                                         33,185                8,008
JNL/Putnam Value Equity Series**                                   3,587                 2,888
PPM America/JNL Balanced Series**                                  17,054                5,077
PPM America/JNL High Yield Bond Series**                            500                    0
PPM America/JNL Money Market Series**                                0                     0
Salomon Brothers/JNL Global Bond Series**                            0                   1,399
Salomon Brothers/JNL U.S. Government and Quality Bond
Series**                                                             0                     0
T. Rowe Price/JNL Established Growth Series**                      5,706                20,293


T. Rowe Price/JNL International Equity Investment Series**         17,105                63,341
T. Rowe Price/JNL Mid-Cap Growth Series**                          19,868                25,663



*The JNL Series Trust changed its fiscal year end from March 31 to December 31. **Commenced operations on May 15, 1995.
***Commenced operations on October 16, 1995.
****Commenced operations on September 16, 1996.


Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM.


     As of December 31, 1996, the following Series owned securities of, one of the Trust's regular broker/dealers:




                                                        Amount of Securities
            Series                   Broker/Dealer      Owned
-------------------------------  ---------------------  ------------------------
JNL Aggressive Growth Series     Chase Manhattan Corp.      $301,219
JNL/Alger Growth Series          Chase Manhattan Corp.      $803,250
JNL/Eagle Core Equity Series     Chase Manhattan Corp.      $ 35,700
JNL/Putnam Growth Series         Chase Manhattan Corp.      $321,300
JNL/Putnam Value Equity Series   Chase Manhattan Corp.      $339,150
PPM America/JNL Balanced Series  Chase Manhattan Corp.      $116,025




                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES


     An insurance company or certain tax qualified retirement plans may purchase shares of the Series at their net asset value. For an insurance company, shares are purchased using premiums received on policies issued by separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     As stated in the Prospectus, the net asset value ("NAV") of Series shares is determined once each day on which the New York Stock Exchange (the "NYSE") is open ("Business Day") at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of Series shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The per share NAV of a Series is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using exchange rates in effect at the time of valuation. A Series will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which a Series' net asset value is not calculated. A Series calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the foreign portfolio securities used in such calculation.

     For the PPM America/JNL Money Market Series, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The net income of the PPM America/JNL Money Market Series is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Series, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Series on the last business day of each month at the rate of one share (and fraction thereof) of the Series for each one dollar (and fraction thereof) of dividend income.

     For this purpose, the net income of the PPM America/JNL Money Market Series (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Series, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Series determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at market or amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

     Because the net income of the PPM America/JNL Money Market Series is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Series divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Series, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Series in its account. Pursuant to its objective of maintaining a fixed one dollar share price, the Series will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.

     The Trust may suspend the right of redemption for any Series only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

                             ADDITIONAL INFORMATION

     DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Series and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Series represents an equal proportionate interest in that Series with each other share. The Trust reserves the right to create and issue a number of Series of shares. In that case, the shares of each Series would participate equally in the earnings, dividends, and assets of the particular Series. Upon liquidation of a Series, shareholders are entitled to share pro rata in the net assets of such Series available for distribution to shareholders.

     VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:



     - designate Series of the Trust; or

     - change the name of the Trust; or

     - supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable, except as set forth in the prospectus. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Series affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

     SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of the Prospectus.

                                   TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Series intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

     All income, dividends, and capital gains distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

     Each Series of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code and, therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

                                JNL SERIES TRUST



                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of JNL Series Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Phoenix Investment Counsel Balanced Series, JNL/Phoenix Investment Counsel Growth Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, PPM America/JNL Value Equity Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series and T. Rowe Price/JNL Mid-Cap Growth Series (constituting JNL Series Trust, hereafter referred to as the "Trust") at December 31, 1996, and the results of each of their operations, changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Milwaukee, Wisconsin
February 14, 1997

                                JNL SERIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                                                                                      JNL/PHOENIX
                                        JNL                                                 JNL/EAGLE    JNL/EAGLE    INVESTMENT
                                    AGGRESSIVE    JNL CAPITAL   JNL GLOBAL     JNL/ALGER       CORE       SMALLCAP      COUNSEL
                                      GROWTH        GROWTH       EQUITIES       GROWTH        EQUITY       EQUITY      BALANCED
                                      SERIES        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                    -----------   -----------   -----------   -----------   ----------   ----------   -----------
ASSETS
Investments in securities, at
  cost............................  $28,034,841   $34,996,580   $42,282,196   $34,475,613   $1,716,644   $1,603,053   $23,665,613
                                    ===========   ===========   ===========   ===========   ==========   ==========   ===========
Investments in securities, at
  value...........................  $29,870,628   $37,622,915   $48,919,581   $38,140,297   $1,796,373   $1,816,762   $24,279,702
Cash..............................       52,939        85,390        29,133            --      200,612      288,068            --
Foreign currency..................           --       167,261       103,663            --           --           --            --
Receivables:
  Dividends and interest..........        5,869           964        37,956        30,860        2,342          455        94,610
  Forward foreign currency
    exchange contracts............    1,310,318     1,577,985     7,119,501            --           --           --            --
  Foreign taxes recoverable.......        1,100         2,522        15,309            --           --           --            --
  Fund shares sold................      277,666       273,586       300,349       167,463           --           --       104,931
  Investment securities sold......       76,634       983,969       272,901       424,266        1,042           --            --
  Reimbursements from Advisor.....           --            --        29,212            --        4,995        4,381            --
Prepaid expenses..................           --            --            --            --           --           --            --
                                    -----------   -----------   -----------   -----------   ----------   ----------   -----------
TOTAL ASSETS......................   31,595,154    40,714,592    56,827,605    38,762,886    2,005,364    2,109,666    24,479,243
                                    -----------   -----------   -----------   -----------   ----------   ----------   -----------
LIABILITIES
Payables:
  Advisor.........................       30,608        33,921        41,135        42,247        1,401        1,374        20,342
  Custodian foreign currency
    overdraft.....................       16,829            --            --            --           --           --            --
  Custodian overdraft.............           --            --            --            --           --           --         3,563
  Forward foreign currency
    exchange contracts............    1,314,817     1,655,680     6,981,532            --           --           --            --
  Dividends to shareholders.......      117,769        16,204       603,988            --        2,707           --        13,449
  Fund shares redeemed............      357,911         3,665       360,582         2,127           34           30         1,099
  Investment securities
    purchased.....................      181,141     2,041,254       159,458       449,595       35,152      154,312         3,630
Options written, at value
  (premiums received $1,043)......           --            --            --            --        1,500           --            --
Accrued expenses and other
  liabilities.....................       21,434        17,717        42,436        16,826       10,373        9,861        18,583
                                    -----------   -----------   -----------   -----------   ----------   ----------   -----------
TOTAL LIABILITIES.................    2,040,509     3,768,441     8,189,131       510,795       51,167      165,577        60,666
                                    -----------   -----------   -----------   -----------   ----------   ----------   -----------
NET ASSETS........................  $29,554,645   $36,946,151   $48,638,474   $38,252,091   $1,954,197   $1,944,089   $24,418,577
                                    ===========   ===========   ===========   ===========   ==========   ==========   ===========
NET ASSETS CONSIST OF:
  Paid-in capital.................  $27,767,559   $34,446,324   $42,036,466   $35,287,986   $1,879,352   $1,739,717   $23,173,657
  Undistributed net investment
    income........................        7,694       133,876      (149,359)           --           --           --         2,086
  Accumulated net realized gain
    (loss) on investments and
    foreign currency related
    items.........................      (52,362)     (188,152)      (27,229)     (700,579)      (4,427)      (9,337)      628,745
  Net unrealized appreciation
    (depreciation) on:
    Investments...................    1,835,787     2,626,335     6,637,385     3,664,684       79,729      213,709       614,089
    Foreign currency related
      items.......................       (4,033)      (72,232)      141,211            --           --           --            --
    Options written...............           --            --            --            --         (457)          --            --
                                    -----------   -----------   -----------   -----------   ----------   ----------   -----------
NET ASSETS........................  $29,554,645   $36,946,151   $48,638,474   $38,252,091   $1,954,197   $1,944,089   $24,418,577
                                    ===========   ===========   ===========   ===========   ==========   ==========   ===========
TOTAL SHARES OUTSTANDING (NO PAR
  VALUE), UNLIMITED SHARES
  AUTHORIZED......................    2,208,950     2,555,038     3,199,648     3,428,898      184,058      168,506     2,049,217
                                    ===========   ===========   ===========   ===========   ==========   ==========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE......       $13.38        $14.46        $15.20        $11.16       $10.62       $11.54        $11.92
                                    ===========   ===========   ===========   ===========   ==========   ==========   ===========

                     See notes to the financial statements.

                                                                                  SALOMON                        T. ROWE
     JNL/PHOENIX        PPM             PPM           PPM         SALOMON       BROTHERS/JNL      T. ROWE       PRICE/JNL
     INVESTMENT     AMERICA/JNL     AMERICA/JNL   AMERICA/JNL   BROTHERS/JNL        U.S.         PRICE/JNL    INTERNATIONAL
       COUNSEL       HIGH YIELD        MONEY         VALUE         GLOBAL        GOVERNMENT     ESTABLISHED      EQUITY
       GROWTH           BOND          MARKET        EQUITY          BOND       & QUALITY BOND     GROWTH       INVESTMENT
       SERIES          SERIES         SERIES        SERIES         SERIES          SERIES         SERIES         SERIES
     -----------    -----------     -----------   -----------   ------------   --------------   -----------   -------------
     $23,800,643    $13,109,087     $23,003,245   $16,392,155    $13,370,742    $11,866,620     $28,994,231    $42,636,723
     ============  ==============   ============  ============  ============   ==============   ============  ============
     $24,090,991    $13,523,037     $23,003,245   $18,343,250    $13,574,106    $11,916,401     $32,988,888    $47,770,591
         10,359              --             --            --             --              --              --             --
             --              --             --            --             --              --             532        548,170
         18,717         292,496             31        36,625        240,675         115,022          30,238         87,212
             --              --             --            --      5,599,964              --              --             --
            272              --             --            --             --              --             464         36,889
        256,232         253,885        783,413       110,290         58,862          26,556         212,122        170,174
      1,206,353           1,300             --            --             --              --              --         11,116
          3,965              --             --        11,144             15              --           5,058             --
             --             813            227            --             --              --           3,747             --
     -----------    -----------     -----------   -----------    -----------    -----------     -----------    -----------
     25,586,889      14,071,531     23,786,916    18,501,309     19,473,622      12,057,979      33,241,049     48,624,152
     -----------    -----------     -----------   -----------    -----------    -----------     -----------    -----------
         16,199           8,431         11,965        10,663          9,100           5,537          22,257         45,096
             --              --             --            --          2,416              --              --             --
             --              --             --            --             --              --              --             --
             --              --             --            --      5,615,570              --              --             --
         17,634          31,405          8,194        11,867        164,436          18,716          48,622        261,424
            912           1,691            843        39,394         73,501           3,845          28,431          4,756
      2,731,642         615,535             --       661,506      1,102,544       2,184,744         833,185         72,609
         16,987          18,073         13,727        17,201         23,112          13,397          17,613         35,938
     -----------    -----------     -----------   -----------    -----------    -----------     -----------    -----------
      2,783,374         675,135         34,729       740,631      6,990,679       2,226,239         950,108        419,823
     -----------    -----------     -----------   -----------    -----------    -----------     -----------    -----------
     $22,803,515    $13,396,396     $23,752,187   $17,760,678    $12,482,943    $ 9,831,740     $32,290,941    $48,204,329
     ============  ==============   ============  ============  ============   ==============   ============  ============
     $21,854,859    $12,806,840     $23,752,187   $15,672,149    $12,212,887    $ 9,772,004     $28,335,681    $42,985,389
             --           6,041             --         5,272         24,906              --          (3,896)        65,539
        658,308         169,565             --       132,162         57,447           9,955         (35,557)        16,473
        290,348         413,950             --     1,951,095        203,364          49,781       3,994,657      5,133,868
             --              --             --            --        (15,661)             --              56          3,060
     -----------    -----------     -----------   -----------    -----------    -----------     -----------    -----------
     $22,803,515    $13,396,396     $23,752,187   $17,760,678    $12,482,943    $ 9,831,740     $32,290,941    $48,204,329
     ============  ==============   ============  ============  ============   ==============   ============  ============
      1,604,348       1,255,147     23,752,187     1,225,273      1,174,127         963,480       2,571,210      3,989,593
     ============  ==============   ============  ============  ============   ==============   ============  ============
         $14.21          $10.67          $1.00        $14.50         $10.63           $10.20         $12.56          $12.08
     ============  ==============   ============  ============  ============   ==============   ============  ============


       T. ROWE
      PRICE/JNL
       MID-CAP
       GROWTH
       SERIES
      ---------
     $42,772,841
     ===========
     $47,883,620
              ==
          12,339
              --
             314
         280,259
         115,264
             806
              --
     -----------
      48,292,602
     -----------
          35,547
              ==
              --
          53,574
           2,647
       1,075,875
          20,470
     -----------
       1,188,113
     -----------
     $47,104,489
     ===========
     $42,010,676
            (301)
         (16,665)
       5,110,779
              --
     -----------
     $47,104,489
     ===========

     ===========

     ===========

                                JNL SERIES TRUST

                            STATEMENTS OF OPERATIONS
                  FOR THE NINE MONTHS ENDED DECEMBER 31, 1996*

                                                                                                                      JNL/PHOENIX
                                            JNL          JNL          JNL                       JNL/      JNL/EAGLE   INVESTMENT
                                         AGGRESSIVE    CAPITAL       GLOBAL     JNL/ALGER    EAGLE CORE   SMALLCAP      COUNSEL
                                           GROWTH       GROWTH      EQUITIES      GROWTH       EQUITY      EQUITY      BALANCED
                                           SERIES       SERIES       SERIES       SERIES      SERIES*      SERIES*      SERIES
                                         ----------    -------      --------    ---------    ----------   ---------   -----------
INVESTMENT INCOME
  Dividends............................  $   68,842   $  276,523   $  270,951   $  121,872    $  8,749    $  2,525    $   65,313
  Interest.............................     221,102       83,548      128,161       99,498         328         753       335,923
  Foreign tax withholding..............      (2,804)      (2,253)     (23,275)          --          (4)         --          (274)
                                           --------   ----------   ----------   ----------    --------    --------    ----------
TOTAL INVESTMENT INCOME................     287,140      357,818      375,837      221,370       9,073       3,278       400,962
                                           --------   ----------   ----------   ----------    --------    --------    ----------
EXPENSES
  Investment advisory fees.............     145,930      169,538      247,941      195,472       3,785       3,709       104,754
  Custodian fees.......................      38,301       25,104      117,996       11,344       1,040         537         9,088
  Transfer agent fees..................       1,266        1,266        1,266        1,066          --          --         1,066
  Portfolio accounting fees............       3,438        3,516        3,749        2,866          --          --         2,479
  Registration fees....................          58          118           88           99         322         322            50
  Professional fees....................      18,559       18,558       24,358       19,258      12,862      12,862        19,258
  Trustee fees.........................       1,357        1,362        1,357        1,357         440         440         1,356
  Other................................       7,023        7,594        8,003        8,079         851         851         4,916
                                           --------   ----------   ----------   ----------    --------    --------    ----------
TOTAL EXPENSES.........................     215,932      227,056      404,758      239,541      19,300      18,721       142,967
Less:
  Reimbursement from Advisor...........     (45,898)     (29,898)    (118,829)      (4,467)    (14,884)    (14,426)      (20,493)
  Fees paid indirectly.................      (2,234)      (2,641)      (2,093)     (10,114)         --          --          (839)
                                           --------   ----------   ----------   ----------    --------    --------    ----------
NET EXPENSES...........................     167,800      194,517      283,836      224,960       4,416       4,295       121,635
                                           --------   ----------   ----------   ----------    --------    --------    ----------
NET INVESTMENT INCOME (LOSS)...........     119,340      163,301       92,001       (3,590)      4,657      (1,017)      279,327
                                           --------   ----------   ----------   ----------    --------    --------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
  Investments..........................     602,416     (221,942)   1,196,113     (523,886)     (4,427)     (9,337)      933,110
  Foreign currency related items.......       9,765       28,945       (2,943)          --          --          --            --
Net change in unrealized appreciation
  (depreciation) on:
    Investments........................     999,505      872,041    4,236,085    3,281,071      79,272     213,709       476,858
    Foreign currency related items.....      (4,062)     (71,967)     128,253           --          --          --            --
                                           --------   ----------   ----------   ----------    --------    --------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)...............................   1,607,624      607,077    5,557,508    2,757,185      74,845     204,372     1,409,968
                                           --------   ----------   ----------   ----------    --------    --------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $1,726,964   $  770,378   $5,649,509   $2,753,595    $ 79,502    $203,355    $1,689,295
                                           ========   ==========   ==========   ==========    ========    ========    ==========

-------------------------
* For period beginning September 16, 1996, commencement of operations, for JNL/Eagle Core Equity Series and JNL/Eagle SmallCap Equity Series.

                     See notes to the financial statements.

                                                                                                                 T. ROWE
     JNL/PHOENIX                      PPM                                         SALOMON         T. ROWE       PRICE/JNL
     INVESTMENT        PPM        AMERICA/JNL       PPM          SALOMON       BROTHERS/JNL      PRICE/JNL    INTERNATIONAL
       COUNSEL     AMERICA/JNL       MONEY      AMERICA/JNL    BROTHERS/JNL   U.S. GOVERNMENT   ESTABLISHED      EQUITY
       GROWTH       HIGH YIELD      MARKET      VALUE EQUITY   GLOBAL BOND    & QUALITY BOND      GROWTH       INVESTMENT
       SERIES      BOND SERIES      SERIES         SERIES         SERIES          SERIES          SERIES         SERIES
     -----------   -----------    -----------   ------------   ------------   ---------------   -----------   -------------
     $   72,873     $    4,681     $     --      $  235,569     $       --       $     --       $  196,524     $  568,552
         96,978        758,156      711,067           3,240        651,374        330,690           60,800        111,792
           (640)          (502)          --              --           (878)            --           (6,107)       (46,836)
       --------     ----------    ----------     ----------       --------       --------       ----------
        169,211        762,335      711,067         238,809        650,496        330,690          251,217        633,508
       --------     ----------    ----------     ----------       --------       --------       ----------
         76,618         59,890       77,345          56,818         64,789         35,080          133,940        297,941
          4,983          7,083        8,291          31,960         11,067          7,581           10,126         15,444
          1,066          1,066        1,065           1,066          1,166          1,266            1,266          1,266
          1,080          2,458        2,457           2,479          3,196          2,747            3,443          3,883
             50             99           75              24             77             37              195             77
         18,358         21,457       17,058          18,358         24,858         18,159           18,957         24,858
          1,356          1,356        1,356           1,356          1,357          1,357            1,357          1,357
          5,164          3,443        2,722           4,245          3,491          2,683            6,426          6,200
       --------     ----------    ----------     ----------       --------       --------       ----------
        108,675         96,852      110,369         116,306        110,001         68,910          175,710        351,026
        (19,190)       (24,657)     (13,678)        (46,993)       (33,688)       (26,313)         (18,006)       (12,467)
           (562)        (1,626)        (115)         (4,967)          (515)          (221)            (266)            --
       --------     ----------    ----------     ----------       --------       --------       ----------
         88,923         70,569       96,576          64,346         75,798         42,376          157,438        338,559
       --------     ----------    ----------     ----------       --------       --------       ----------
         80,288        691,766      614,491         174,463        574,698        288,314           93,779        294,949
       --------     ----------    ----------     ----------       --------       --------       ----------
      1,130,393        217,828           --         299,700        275,846         29,022           93,499        203,836
             --             --           --              --         57,170             --          (12,360)        25,484
        152,651        383,145           --       1,455,960        178,039         82,805        3,384,049      2,679,873
             --             --           --              --        (21,421)            --               44          2,709
       --------     ----------    ----------     ----------       --------       --------       ----------
      1,283,044        600,973           --       1,755,660        489,634        111,827        3,465,232      2,911,902
       --------     ----------    ----------     ----------       --------       --------       ----------
     $1,363,332     $1,292,739     $614,491      $1,930,123     $1,064,332       $400,141       $3,559,011     $3,206,851
       ========     ==========    ==========     ==========       ========       ========       ==========


      T. ROWE
     PRICE/JNL
      MID-CAP
       GROWTH
       SERIES
     ---------
     $   72,375
        132,476
           (234)
        204,617
        210,778
         10,199
          1,066
          3,376
             99
         19,258
          1,356
          8,667
        254,799
        (10,714)
           (123)
        243,962
        (39,345)
        750,795
             (3)
      3,708,604
             --
      4,459,396
     $4,420,051

                                JNL SERIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   JNL AGGRESSIVE                  JNL CAPITAL                   JNL GLOBAL
                                    GROWTH SERIES                 GROWTH SERIES                EQUITIES SERIES
                             ---------------------------   ---------------------------   ---------------------------
                             PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
                               APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,
                               1996 TO         1995*         1996 TO         1995*         1996 TO         1995*
                             DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,
                                 1996           1996           1996           1996           1996           1996
                             ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income
  (loss)...................  $   119,340     $   14,650    $   163,301     $  (27,120)   $    92,001    $    41,731
Net realized gain (loss)
  on:
  Investments..............      602,416      1,017,633       (221,942)       822,061      1,196,113      1,904,209
  Foreign currency related
    items..................        9,765        (27,706)        28,945         (6,783)        (2,943)      (114,384)
Net change in unrealized
  appreciation
  (depreciation) on:
  Investments..............      999,505        836,282        872,041      1,754,294      4,236,085      2,401,300
  Foreign currency related
    items..................       (4,062)            29        (71,967)          (265)       128,253         12,958
                             -----------     ----------    -----------     ----------    -----------    -----------
Net increase in net assets
  from operations..........    1,726,964      1,840,888        770,378      2,542,187      5,649,509      4,245,814
                             -----------     ----------    -----------     ----------    -----------    -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Net investment income......     (104,404)            --             (3)            --       (238,326)        (2,088)
Net realized gain on
  investment
  transactions.............   (1,470,576)      (205,786)      (390,495)      (422,240)    (2,687,572)      (365,329)
Return of capital..........     (289,382)            --             --             --       (955,663)            --
                             -----------     ----------    -----------     ----------    -----------    -----------
Total distributions to
  shareholders.............   (1,864,362)      (205,786)      (390,498)      (422,240)    (3,881,561)      (367,417)
                             -----------     ----------    -----------     ----------    -----------    -----------
SHARE TRANSACTIONS:
Proceeds from the sale of
  shares...................   26,877,906      6,815,571     34,276,844      7,274,705     38,726,566     11,922,082
Reinvestment of
  distributions............    1,746,593        205,786        374,294        422,240      3,277,573        367,417
Cost of shares redeemed....   (7,459,511)      (129,404)    (7,662,400)      (239,359)   (11,274,162)       (27,347)
                             -----------     ----------    -----------     ----------    -----------    -----------
Net increase in net assets
  from share
  transactions.............   21,164,988      6,891,953     26,988,738      7,457,586     30,729,977     12,262,152
                             -----------     ----------    -----------     ----------    -----------    -----------
Net increase in net
  assets...................   21,027,590      8,527,055     27,368,618      9,577,533     32,497,925     16,140,549
Net assets beginning of
  period...................    8,527,055             --      9,577,533             --     16,140,549             --
                             -----------     ----------    -----------     ----------    -----------    -----------
NET ASSETS END OF PERIOD...  $29,554,645     $8,527,055    $36,946,151     $9,577,533    $48,638,474    $16,140,549
                             ===========     ==========    ===========     ==========    ===========    ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME........  $     7,694     $    7,691    $   133,876     $       --    $  (149,359)   $     2,538
                             ===========     ==========    ===========     ==========    ===========    ===========

                                      JNL/ALGER
                                    GROWTH SERIES
                             ---------------------------
                             PERIOD FROM    PERIOD FROM
                               APRIL 1,     OCTOBER 16,
                               1996 TO         1995*
                             DECEMBER 31,   TO MARCH 31,
                                 1996           1996
                             ------------   ------------
OPERATIONS:
Net investment income
  (loss)...................  $    (3,590)    $   (4,334)
Net realized gain (loss)
  on:
  Investments..............     (523,886)      (176,693)
  Foreign currency related
    items..................           --             --
Net change in unrealized
  appreciation
  (depreciation) on:
  Investments..............    3,281,071        383,613
  Foreign currency related
    items..................           --             --
                             -----------     ----------
Net increase in net assets
  from operations..........    2,753,595        202,586
                             -----------     ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Net investment income......           --             --
Net realized gain on
  investment
  transactions.............           --             --
Return of capital..........           --             --
                             -----------     ----------
Total distributions to
  shareholders.............           --             --
                             -----------     ----------
SHARE TRANSACTIONS:
Proceeds from the sale of
  shares...................   34,332,656      8,603,764
Reinvestment of
  distributions............           --             --
Cost of shares redeemed....   (7,483,397)      (157,113)
                             -----------     ----------
Net increase in net assets
  from share
  transactions.............   26,849,259      8,446,651
                             -----------     ----------
Net increase in net
  assets...................   29,602,854      8,649,237
Net assets beginning of
  period...................    8,649,237             --
                             -----------     ----------
NET ASSETS END OF PERIOD...  $38,252,091     $8,649,237
                             ===========     ==========
UNDISTRIBUTED NET
  INVESTMENT INCOME........  $        --     $       --
                             ===========     ==========

-------------------------
* Commencement of operations.

                     See notes to the financial statements.

        JNL/          JNL/EAGLE
     EAGLE CORE       SMALLCAP        JNL/PHOENIX INVESTMENT        JNL/PHOENIX INVESTMENT            PPM AMERICA/JNL
    EQUITY SERIES   EQUITY SERIES     COUNSEL BALANCED SERIES        COUNSEL GROWTH SERIES        HIGH YIELD BOND SERIES
    -------------   -------------   ---------------------------   ---------------------------   ---------------------------
     PERIOD FROM     PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
    SEPTEMBER 16,   SEPTEMBER 16,     APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,
      1996* TO        1996* TO        1996 TO         1995*         1996 TO         1995*         1996 TO         1995*
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,
        1996            1996            1996           1996           1996           1996           1996           1996
    -------------   -------------   ------------   ------------   ------------   ------------   ------------   ------------
     $    4,657      $   (1,017)    $   279,327     $   64,994    $    80,288     $    3,173    $   691,766     $  384,605
         (4,427)         (9,337)        933,110        121,825      1,130,393        254,010        217,828        (24,875)
             --              --              --             --             --             --             --             --
         79,272         213,709         476,858        137,231        152,651        137,697        383,145         30,805
             --              --              --             --             --             --             --             --
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
         79,502         203,355       1,689,295        324,050      1,363,332        394,880      1,292,739        390,535
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
         (4,657)             --        (301,815)       (40,871)       (83,226)          (235)      (798,203)      (272,127)
             --              --        (364,079)       (61,660)      (608,389)      (117,706)       (23,388)            --
           (320)             --              --             --             --             --             --             --
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
         (4,977)             --        (665,894)      (102,531)      (691,615)      (117,941)      (821,591)      (272,127)
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
      2,027,399       1,760,997      21,937,839      4,496,694     21,124,451      2,128,041     12,401,767      5,775,829
          2,270              --         652,446        102,531        673,981        117,941        790,186        272,127
       (149,997)        (20,263)     (3,955,738)       (60,115)    (2,184,704)        (4,851)    (6,422,234)       (10,835)
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
      1,879,672       1,740,734      18,634,547      4,539,110     19,613,728      2,241,131      6,769,719      6,037,121
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
      1,954,197       1,944,089      19,657,948      4,760,629     20,285,445      2,518,070      7,240,867      6,155,529
             --              --       4,760,629             --      2,518,070             --      6,155,529             --
     ----------      ----------     -----------     ----------    -----------     ----------    -----------     ----------
     $1,954,197      $1,944,089     $24,418,577     $4,760,629    $22,803,515     $2,518,070    $13,396,396     $6,155,529
     ==========      ==========     ===========     ==========    ===========     ==========    ===========     ==========
     $       --      $       --     $     2,086     $   24,386    $        --     $    2,938    $     6,041     $  112,478
     ==========      ==========     ===========     ==========    ===========     ==========    ===========     ==========

                                JNL SERIES TRUST

                                           PPM AMERICA/JNL                PPM AMERICA/JNL              SALOMON BROTHERS/JNL
                                         MONEY MARKET SERIES            VALUE EQUITY SERIES             GLOBAL BOND SERIES
                                     ----------------------------   ----------------------------   ----------------------------
                                     PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM
                                       APRIL 1,        MAY 15,        APRIL 1,        MAY 15,        APRIL 1,        MAY 15,
                                       1996 TO          1995*         1996 TO          1995*         1996 TO          1995*
                                     DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,
                                         1996           1996            1996           1996            1996           1996
                                     ------------   ------------    ------------   ------------    ------------   ------------
OPERATIONS:
Net investment income (loss).......  $    614,491    $  234,137     $   174,463     $   48,909     $   574,698     $  417,787
Net realized gain (loss) on:
  Investments......................            --            --         299,700         90,665         275,846         76,520
  Foreign currency related items...            --            --              --             --          57,170         14,461
Net change in unrealized
  appreciation (depreciation) on:
  Investments......................            --            --       1,455,960        495,135         178,039         25,325
  Foreign currency related items...            --            --              --             --         (21,421)         5,760
                                      -----------    ----------     -----------     ----------     -----------     ----------
Net increase in net assets from
  operations.......................       614,491       234,137       1,930,123        634,709       1,064,332        539,853
                                      -----------    ----------     -----------     ----------     -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..............      (614,491)     (234,137)       (183,956)       (34,144)       (754,598)      (284,881)
Net realized gain on investment
  transactions.....................            --            --        (226,911)       (31,292)       (280,691)       (13,959)
Return of capital..................            --            --              --             --              --             --
                                      -----------    ----------     -----------     ----------     -----------     ----------
Total distribution to
  shareholders.....................      (614,491)     (234,137)       (410,867)       (65,436)     (1,035,289)      (298,840)
                                      -----------    ----------     -----------     ----------     -----------     ----------
SHARE TRANSACTIONS:
Proceeds from the sale of shares...    43,176,521     7,080,475      15,648,559      2,744,940       9,953,802      5,906,032
Reinvestment of distributions......       606,298       234,137         398,998         65,436         870,854        298,840
Cost of shares redeemed............   (26,846,271)     (498,973)     (3,171,440)       (14,344)     (4,750,819)       (65,822)
                                      -----------    ----------     -----------     ----------     -----------     ----------
Net increase in net assets from
  share transactions...............    16,936,548     6,815,639      12,876,117      2,796,032       6,073,837      6,139,050
                                      -----------    ----------     -----------     ----------     -----------     ----------
Net increase in net assets.........    16,936,548     6,815,639      14,395,373      3,365,305       6,102,880      6,380,063
Net assets beginning of period.....     6,815,639            --       3,365,305             --       6,380,063             --
                                      -----------    ----------     -----------     ----------     -----------     ----------
NET ASSETS END OF PERIOD...........  $ 23,752,187    $6,815,639     $17,760,678     $3,365,305     $12,482,943     $6,380,063
                                      ===========    ==========     ===========     ==========     ===========     ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME...........................  $         --    $       --     $     5,272     $   14,765     $    24,906     $  154,263
                                      ===========    ==========     ===========     ==========     ===========     ==========

------------------------
* Commencement of operations.

                     See notes to the financial statements.

         SALOMON BROTHERS/JNL                                           T. ROWE PRICE/JNL
          U.S. GOVERNMENT &              T. ROWE PRICE/JNL                INTERNATIONAL                T. ROWE PRICE/JNL
         QUALITY BOND SERIES         ESTABLISHED GROWTH SERIES       EQUITY INVESTMENT SERIES        MID-CAP GROWTH SERIES
     ----------------------------   ----------------------------   ----------------------------   ----------------------------
     PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM
       APRIL 1,        MAY 15,        APRIL 1,        MAY 15,        APRIL 1,        MAY 15,        APRIL 1,        MAY 15,
       1996 TO          1995*         1996 TO          1995*         1996 TO          1995*         1996 TO          1995*
     DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,
         1996           1996            1996           1996            1996           1996            1996           1996
     ------------   ------------    ------------   ------------    ------------   ------------    ------------   ------------
     $   288,314     $  101,972     $    93,779     $   39,667     $   294,949     $   144,763    $   (39,345)    $    45,840
          29,022         16,922          93,499        755,376         203,836          28,284        750,795         646,003
              --             --         (12,360)          (688)         25,484         (98,371)            (3)           (638)
          82,805        (33,024)      3,384,049        610,608       2,679,873       2,453,995      3,708,604       1,402,175
              --             --              44             12           2,709             351             --              --
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
         400,141         85,870       3,559,011      1,404,975       3,206,851       2,529,022      4,420,051       2,093,380
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
        (318,115)       (69,090)        (91,356)       (32,938)       (465,733)             --       (144,094)         (1,703)
         (30,967)        (8,103)       (212,086)      (672,346)        (51,200)             --     (1,107,685)       (266,093)
              --             --      (1,234,953)            --              --              --             --              --
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
        (349,082)       (77,193)     (1,538,395)      (705,284)       (516,933)             --     (1,251,779)       (267,796)
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
       8,748,229      2,948,026      27,757,264      7,552,012      22,581,023      21,710,034     41,147,930       8,712,257
         330,365         77,193       1,489,773        705,284         255,509              --      1,198,205         267,796
      (2,304,702)       (27,107)     (7,748,754)      (184,945)     (1,533,092)        (28,085)    (8,955,066)       (260,489)
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
       6,773,892      2,998,112      21,498,283      8,072,351      21,303,440      21,681,949     33,391,069       8,719,564
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
       6,824,951      3,006,789      23,518,899      8,772,042      23,993,358      24,210,971     36,559,341      10,545,148
       3,006,789             --       8,772,042             --      24,210,971              --     10,545,148              --
     -----------     ----------     -----------     ----------     -----------     -----------    -----------     -----------
     $ 9,831,740     $3,006,789     $32,290,941     $8,772,042     $48,204,329     $24,210,971    $47,104,489     $10,545,148
     ===========     ==========     ===========     ==========     ===========     ===========    ===========     ===========
     $        --     $   31,823     $    (3,896)    $    6,828     $    65,539     $    80,214    $      (301)    $    44,137
     ===========     ==========     ===========     ==========     ===========     ===========    ===========     ===========

                                JNL SERIES TRUST

                              FINANCIAL HIGHLIGHTS

                                              JNL AGGRESSIVE                  JNL CAPITAL                     JNL GLOBAL
                                              GROWTH SERIES                  GROWTH SERIES                 EQUITIES SERIES
                                       ----------------------------   ----------------------------   ----------------------------
                                       PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM
                                         APRIL 1,        MAY 15,        APRIL 1,        MAY 15,        APRIL 1,        MAY 15,
                                         1996 TO          1995*         1996 TO          1995*         1996 TO          1995*
                                       DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,    DECEMBER 31,   TO MARCH 31,
                                           1996           1996            1996           1996            1996           1996
                                       ------------   ------------    ------------   ------------    ------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $ 13.13        $10.00          $ 13.86         $10.00         $ 13.75         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........       0.05           0.01            0.06             --            0.03           0.10
Net realized and unrealized gains on
  investments and foreign currency
  related items......................       1.10           3.53            0.70           4.70            2.72           4.02
                                         -------        -------         -------         ------         -------         ------
Total income from investment
  operations.........................       1.15           3.54            0.76           4.70            2.75           4.12
                                         -------        -------         -------         ------         -------         ------
LESS DISTRIBUTIONS:
From net investment income...........      (0.05)            --              --             --           (0.08)            --
From net realized gains on investment
  transactions.......................      (0.71)         (0.41)          (0.16)         (0.84)          (0.90)         (0.37)
Return of capital....................      (0.14)            --              --             --           (0.32)            --
                                         -------        -------         -------         ------         -------         ------
Total distributions..................      (0.90)         (0.41)          (0.16)         (0.84)          (1.30)         (0.37)
                                         -------        -------         -------         ------         -------         ------
Net increase.........................       0.25           3.13            0.60           3.86            1.45            3.75
                                         -------        --------        -------         ------         -------         -------
NET ASSET VALUE, END OF PERIOD.......    $ 13.38        $  13.13        $ 14.46         $13.86         $ 15.20         $ 13.75
                                         =======        ========        =======         ======         =======         =======
TOTAL RETURN(A)......................       8.72%          35.78%          5.45%         47.94%          19.99%          41.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).........................    $29,555        $  8,527        $36,946         $9,578         $48,638         $16,141
Ratio of net expenses to average net
  assets(b)(c).......................       1.09%           1.09%          1.09%          1.09%           1.14%           1.15%
Ratio of net investment income to
  average net assets(b)(c)...........       0.77%           0.27%          0.91%         (0.49)%          0.37%           0.39%
Portfolio turnover rate..............      85.22%         163.84%        115.88%        128.56%          52.02%         142.36%
Average commission rate paid(d)......    $0.0242             n/a        $0.0196            n/a         $0.0162             n/a
RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT OR FEES PAID
  INDIRECTLY
Ratio of expenses to average net
  assets(b)..........................       1.40%           2.77%          1.27%          2.08%           1.63%           2.25%
Ratio of net investment income to
  average net assets(b)..............       0.46%          (1.41)%         0.73%         (1.48)%         (0.12)%         (0.71)%

-------------------------
 *  Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.

(b) Annualized.

(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.

(d) Disclosure required for fiscal years beginning after September 1, 1995.

                     See notes to the financial statements.

                                   JNL/EAGLE       JNL/EAGLE
                                  CORE EQUITY      SMALLCAP        JNL/PHOENIX INVESTMENT       JNL/PHOENIX INVESTMENT
     JNL/ALGER GROWTH SERIES        SERIES       EQUITY SERIES    COUNSEL BALANCED SERIES       COUNSEL GROWTH SERIES
    --------------------------   -------------   -------------   --------------------------   --------------------------
    PERIOD FROM    PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM    PERIOD FROM   PERIOD FROM    PERIOD FROM
      APRIL 1,     OCTOBER 16,   SEPTEMBER 16,   SEPTEMBER 16,     APRIL 1,       MAY 15,       APRIL 1,       MAY 15,
      1996 TO       1995* TO       1996* TO        1996* TO        1996 TO       1995* TO       1996 TO       1995* TO
    DECEMBER 31,    MARCH 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    MARCH 31,    DECEMBER 31,    MARCH 31,
        1996          1996           1996            1996            1996          1996           1996          1996
    ------------   -----------   -------------   -------------   ------------   -----------   ------------   -----------
        $10.38       $10.00           $10.00          $10.00         $11.17        $10.00         $12.50        $10.00
            --           --            0.03           (0.01)          0.10          0.25           0.04           0.01
          0.78         0.38            0.62            1.55           0.98          1.40           2.12           3.66
       -------       ------          ------          ------        -------        ------        -------         ------
          0.78         0.38            0.65            1.54           1.08          1.65           2.16           3.67
       -------       ------          ------          ------        -------        ------        -------         ------
            --           --           (0.03)             --          (0.15)        (0.19)         (0.05)            --
            --           --              --              --          (0.18)        (0.29)         (0.40)         (1.17)
            --           --              --              --             --            --             --             --
       -------       ------          ------          ------        -------        ------        -------         ------
            --           --           (0.03)             --          (0.33)        (0.48)         (0.45)         (1.17)
       -------       ------          ------          ------        -------        ------        -------         ------
          0.78         0.38            0.62            1.54           0.75          1.17           1.71           2.50
       -------       ------          ------          ------        -------        ------        -------         ------
        $11.16       $10.38          $10.62          $11.54         $11.92        $11.17         $14.21         $12.50
       =======       ======          ======          ======        =======        ======        =======         ======
          7.51%        3.80%           6.47%          15.40%          9.72%        16.60%         17.28%         37.69%
       $38,252       $8,649         $ 1,954         $ 1,944        $24,419        $4,761        $22,804         $2,518
          1.07%        1.03%           1.05%           1.10%          1.04%         1.01%          1.04%          0.95%
         (0.02)%      (0.17)%          1.10%          (0.26)%         2.39%         2.99%          0.94%          0.28%
         59.92%       50.85%           1.36%          28.01%        158.15%       115.84%        184.33%        255.03%
       $0.0441          n/a         $0.0452         $0.0264        $0.0494           n/a        $0.0175            n/a
          1.19%        1.89%           4.57%           4.77%          1.22%         3.71%          1.27%          5.38%
         (0.14)%      (1.03)%         (2.42)%         (3.93)%         2.21%         0.29%          0.71%         (4.15)%


        PPM AMERICA/JNL HIGH
         YIELD BOND SERIES
     --------------------------
     PERIOD FROM    PERIOD FROM
       APRIL 1,       MAY 15,
       1996 TO       1995* TO
     DECEMBER 31,    MARCH 31,
         1996          1996
     ------------   -----------
        $10.23        $10.00
          0.51          0.73
          0.64          0.04
       -------        ------
          1.15          0.77
       -------        ------
         (0.69)        (0.54)
         (0.02)           --
            --            --
       -------        ------
         (0.71)        (0.54)
       -------        ------
          0.44          0.32
       -------        ------
        $10.67        $10.23
       =======        ======
         11.24%         7.82%
       $13,396        $6,156
          0.88%         0.88%
          8.64%         8.34%
        113.08%       186.21%
           n/a           n/a
          1.21%         1.50%
          8.31%         7.72%

                                JNL SERIES TRUST

                                                PPM AMERICA/JNL               PPM AMERICA/JNL            SALOMON BROTHERS/JNL
                                              MONEY MARKET SERIES           VALUE EQUITY SERIES           GLOBAL BOND SERIES
                                          ---------------------------   ---------------------------   ---------------------------
                                          PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
                                            APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,
                                            1996 TO         1995*         1996 TO         1995*         1996 TO         1995*
                                          DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,
                                              1996           1996           1996           1996           1996           1996
                                          ------------   ------------   ------------   ------------   ------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD....    $  1.00         $1.00         $ 12.77         $10.00        $ 10.46           $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............       0.04          0.04            0.10           0.23           0.42             0.81
Net realized and unrealized gains on
  investments and foreign currency
  related items.........................         --            --            1.97           2.86           0.70             0.24
                                            -------         -----         -------         ------        -------           ------
Total income from investment
  operations............................       0.04           0.04           2.07           3.09           1.12             1.05
                                            -------         ------        -------         ------        -------           ------
LESS DISTRIBUTIONS:
From net investment income..............      (0.04)         (0.04)         (0.15)         (0.17)         (0.69)           (0.56)
From net realized gains on investment
  transactions..........................         --             --          (0.19)         (0.15)         (0.26)           (0.03)
Return of capital.......................         --             --             --             --             --               --
                                            -------         ------        -------         ------        -------           ------
Total distributions.....................      (0.04)         (0.04)         (0.34)         (0.32)         (0.95)           (0.59)
                                            -------         ------        -------         ------        -------           ------
Net increase............................         --             --           1.73           2.77           0.17             0.46
                                            -------         ------        -------         ------        -------           ------
NET ASSET VALUE, END OF PERIOD..........    $  1.00         $ 1.00        $ 14.50         $12.77        $ 10.63           $10.46
                                            =======         ======        =======         ======        =======           ======
TOTAL RETURN(A).........................       3.61%          4.59%         16.25%         31.14%         10.68%           10.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................    $23,752         $6,816        $17,761         $3,365        $12,483           $6,380
Ratio of net expenses to average net
  assets(b)(c)..........................       0.75%          0.75%          0.85%          0.87%          0.99%            1.00%
Ratio of net investment income to
  average net assets(b)(c)..............       4.75%          5.06%          2.29%          2.33%          7.52%            9.01%
Portfolio turnover rate.................         --             --          13.71%         30.12%        109.85%          152.89%
Average commission rate paid(d).........        n/a            n/a        $0.0259            n/a            n/a              n/a
RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT OR FEES PAID INDIRECTLY
Ratio of expenses to average net
  assets(b).............................       0.85%          1.30%          1.53%          2.28%          1.44%            2.14%
Ratio of net investment income to
  average net assets(b).................       4.65%          4.51%          1.61%          0.91%          7.07%            7.87%

-------------------------
 * Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.

(b) Annualized.

(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.

(d) Disclosure required for fiscal years beginning after September 1, 1995.

                     See notes to the financial statements.

     SALOMON BROTHERS/JNL U.S.                                        T. ROWE PRICE/
       GOVERNMENT & QUALITY            T. ROWE PRICE/JNL             JNL INTERNATIONAL             T. ROWE PRICE/JNL
            BOND SERIES            ESTABLISHED GROWTH SERIES     EQUITY INVESTMENT SERIES        MID-CAP GROWTH SERIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
      APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,        APRIL 1,       MAY 15,
      1996 TO         1995*         1996 TO         1995*         1996 TO         1995*         1996 TO         1995*
    DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,   DECEMBER 31,   TO MARCH 31,
        1996           1996           1996           1996           1996           1996           1996           1996
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     $  10.09       $  10.00       $  11.36       $  10.00       $  11.25        $ 10.00       $  13.43       $  10.00
         0.24           0.45           0.03           0.07           0.06           0.04          (0.05)          0.06
         0.24           0.02           1.81           2.68           0.90           1.21           1.92           3.90
     --------       --------       --------       --------       --------        -------       --------       --------
         0.48           0.47           1.84           2.75           0.96           1.25           1.87           3.96
     --------       --------       --------       --------       --------        -------       --------       --------
        (0.34)         (0.34)         (0.04)         (0.06)         (0.12)            --          (0.05)            --
        (0.03)         (0.04)         (0.09)         (1.33)         (0.01)            --          (0.36)         (0.53)
           --             --          (0.51)            --             --             --             --             --
     --------       --------       --------       --------       --------        -------       --------       --------
        (0.37)         (0.38)         (0.64)         (1.39)         (0.13)            --          (0.41)         (0.53)
     --------       --------       --------       --------       --------        -------       --------       --------
         0.11           0.09           1.20           1.36           0.83           1.25           1.46           3.43
     --------       --------       --------       --------       --------        -------       --------       --------
     $  10.20       $  10.09       $  12.56       $  11.36       $  12.08        $ 11.25       $  14.89       $  13.43
     ========       ========       ========       ========       ========        ========      ========       ========
         4.82%          4.65%         16.12%         28.23%          8.54%         12.50%         13.91%         40.06%
     $  9,832       $  3,007       $ 32,291       $  8,772       $ 48,204        $24,211       $ 47,104       $ 10,545
         0.84%          0.84%          1.00%          1.00%          1.25%          1.25%          1.10%          1.10%
         5.72%          5.41%          0.59%          0.75%          1.09%          0.78%         (0.18)%         0.82%
       218.50%        253.37%         36.41%        101.13%          5.93%         16.45%         25.05%         66.04%
          n/a            n/a       $ 0.0288            n/a       $ 0.0257            n/a       $ 0.0326            n/a
         1.37%          2.53%          1.11%          2.09%          1.29%          2.14%          1.14%          2.10%
         5.19%          3.72%          0.48%         (0.34)%         1.05%         (0.11)%        (0.22)%        (0.18)%

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in sixteen (16) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

     The Trust is composed of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-advisor; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-advisor; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-advisor; JNL/Phoenix Investment Counsel Balanced and JNL/Phoenix Investment Counsel Growth for which Phoenix Investment Counsel, Inc. serves as the sub-advisor; PPM America/JNL High Yield Bond, PPM America/JNL Money Market and PPM America/JNL Value Equity for which PPM America, Inc. serves as the sub-advisor; Salomon Brothers/JNL Global Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc serves as the sub-advisor; T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-advisor; and T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-advisor. Salomon Brothers Asset Management Inc has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment advisor ("Advisor") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Advisor. Shares are presently offered only to Jackson National and its separate account. As of December 31, 1996, Jackson National's investment in the Trust totaled $45,710,487.

     The costs associated with the organization of the Trust and certain other initial period costs have been borne by Jackson National.

     Effective December 31, 1996, the Trust changed its fiscal year end to December 31.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis, which is the same basis used for federal income tax purposes.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     FOREIGN CURRENCY CONTRACTS -- Some of the Series may enter into foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain
(loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of open forward foreign currency exchange contracts as of December 31, 1996.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     UNREGISTERED SECURITIES -- Some of the Series own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

     OPTIONS TRANSACTIONS -- Some of the Series may write covered call options on portfolio securities. The risk in writing a call option is that the Series gives up the opportunity of profit if the market price of the security increases. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

     DOLLAR ROLL TRANSACTIONS -- The Salomon Brothers/ JNL Global Bond Series and the Salomon Brothers/JNL

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments.

     REPURCHASE AGREEMENTS -- Certain Series in the Trust may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed annually. All income, dividends, and capital gains distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the net asset value determined on the first business day following the record date, unless otherwise requested by the shareholder.

     FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     For federal income tax purposes, JNL Capital Growth Series, JNL/Alger Growth Series and JNL/Eagle SmallCap Equity Series have capital loss carryovers totalling $168,603, $696,137 and $5,034, respectively, expiring in 2004 which can be used to offset future realized capital gains.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     JNFSI is the investment advisor of each Series and provides each Series with professional investment supervision and management. JNFSI provides accounting services, preparation of financial statements, tax services and regulatory reports to the Trust. In addition to providing the services described above, JNFSI selects, contracts with, and compensates sub-advisors to manage the investment and reinvestment of the assets of the Trust.

     As compensation for its services, JNFSI receives a fee from each Series. The fees, which are accrued daily and payable monthly, are calculated on the basis of the average daily net assets of each Series. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.

                                                                $0 TO    $50 TO    $150 TO    $300 TO     OVER
(M - MILLIONS)                                                  $50 M    $150 M    $300 M     $500 M     $500 M
--------------                                                  -----    ------    -------    -------    ------
JNL Aggressive Growth Series................................     .95%     .95%       .90%       .85%      .85%
JNL Capital Growth Series...................................     .95%     .95%       .90%       .85%      .85%
JNL Global Equities Series..................................    1.00%    1.00%       .95%       .90%      .90%
JNL/Alger Growth Series.....................................    .975%    .975%      .975%       .95%      .90%


--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                $0 TO    $50 TO    $150 TO    $300 TO     OVER
(M - MILLIONS)                                                  $50 M    $150 M    $300 M     $500 M     $500 M
--------------                                                  -----    ------    -------    -------    ------
JNL/Eagle Core Equity Series................................     .90%     .85%       .85%       .75%      .75%
JNL/Eagle SmallCap Equity Series............................     .95%     .95%       .90%       .90%      .85%
JNL/Phoenix Investment Counsel Balanced Series..............     .90%     .80%       .75%       .70%      .65%
JNL/Phoenix Investment Counsel Growth Series................     .90%     .85%       .80%       .75%      .70%
PPM America/JNL High Yield Bond Series......................     .75%     .70%      .675%       .65%     .625%
PPM America/JNL Money Market Series.........................     .60%     .60%      .575%       .55%     .525%
PPM America/JNL Value Equity Series.........................     .75%     .70%      .675%       .65%     .625%
Salomon Brothers/JNL Global Bond Series.....................     .85%     .85%       .80%       .80%      .75%
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series....................................................     .70%     .70%       .65%       .60%      .55%
T. Rowe Price/JNL Established Growth Series.................     .85%     .85%       .80%       .80%      .80%
T. Rowe Price/JNL International Equity Investment Series....    1.10%    1.05%      1.00%       .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series.....................     .95%     .95%       .90%       .90%      .90%

     As compensation for their services, the sub-advisors receive fees from JNFSI computed separately for each Series. The fee for each Series is stated as an annual percentage of the net assets of such Series. The following is a schedule of the management fees JNFSI currently is obligated to pay the sub-advisors out of the advisory fee it receives from each Series as specified above.

                                                            $0 TO    $50 TO    $100 TO    $150 TO    $300 TO     OVER
(M - MILLIONS)                                              $50 M    $100 M    $150 M     $300 M     $500 M     $500 M-
--------------                                              -----    ------    -------    -------    -------    ------
JNL Aggressive Growth Series*..........................     .55%      .55%       .50%       .50%      .50%       .45%
JNL Capital Growth Series*.............................     .55%      .55%       .50%       .50%      .50%       .45%
JNL Global Equities Series*............................     .55%      .55%       .50%       .50%      .50%       .45%
JNL/Alger Growth Series................................     .55%      .55%       .55%       .55%      .50%       .45%
JNL/Eagle Core Equity Series...........................     .45%      .40%       .40%       .40%      .30%       .30%
JNL/Eagle SmallCap Equity Series.......................     .50%      .50%       .50%       .45%      .45%       .40%
JNL/Phoenix Investment Counsel Balanced Series.........     .50%      .40%       .40%       .30%      .25%       .20%
JNL/Phoenix Investment Counsel Growth Series...........     .50%      .40%       .40%       .30%      .25%       .20%
PPM America/JNL High Yield Bond Series.................     .25%      .20%       .20%      .175%      .15%      .125%
PPM America/JNL Money Market Series....................     .20%      .15%       .15%      .125%      .10%      .075%
PPM America/JNL Value Equity Series....................     .25%      .20%       .20%      .175%      .15%      .125%
Salomon Brothers/JNL Global Bond Series................    .375%      .35%       .35%       .30%      .30%       .25%
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series...............................................    .225%     .225%      .225%      .175%      .15%       .10%

                                                                $0 TO    $20 TO    $50 TO     $200
                                                                $20 M    $50 M     $200 M      M+
                                                                -----    ------    ------     ----
T. Rowe Price/JNL Established Growth Series.................     .45%      .40%     .40%**     .40%
T. Rowe Price/JNL International Equity Investment Series....     .75%      .60%     .50%       .50%**
T. Rowe Price/JNL Mid-Cap Growth Series.....................     .60%      .50%     .50%**     .50%

 * Prior to September 16, 1996, the sub-advisory fees payable to Janus for these Series were: $0 to $50 million -- .60%; $50 to $150 million -- .55%; $150 to
$300 million -- .45%; $300 to $500 million -- .40%; over $500 million -- .40%.

** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

     Trustees not affiliated with Jackson National receive a fee of $2,500 for each meeting of the Board of Trustees attended as well as certain out of pocket expenses. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees. The Trust paid fees of $20,000 to non-affiliated Trustees for the period ended December 31, 1996.

     Each Series is charged for those expenses that are directly attributable to it, such as advisory, custodian, accounting services and certain shareholder service fees, while other expenses that cannot be directly attributable to a Series are allocated in equal proportion to each Series.

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Currently, the Advisor reimburses each of the Series for annual expenses (excluding the investment advisory fee) prior to fees paid indirectly in excess of .15 % of average daily net assets. These voluntary reimbursements may be modified or discontinued by the Advisor at any time.

     During the period ended December 31, 1996, the Series earned credits on uninvested cash balances held by certain Series at the custodian. These credits were used to reduce custodian expenses. Of the credits for the JNL/Alger Growth Series, $10,114 was used to reduce expenses and the remaining $58,958 in credits are included in interest income.

NOTE 4. SECURITY TRANSACTIONS

     During the period ended December 31, 1996, cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):

                                                                 COST OF     PROCEEDS FROM SALES
                                                                PURCHASES      AND MATURITIES
                                                                ---------    -------------------
JNL Aggressive Growth Series................................     $29,706           $12,904
JNL Capital Growth Series...................................      49,090            25,376
JNL Global Equities Series..................................      42,931            16,034
JNL/Alger Growth Series.....................................      39,382            13,988
JNL/Eagle Core Equity Series................................       1,739                18
JNL/Eagle SmallCap Equity Series............................       1,967               355
JNL/Phoenix Investment Counsel Balanced Series..............      37,329            20,960
JNL/Phoenix Investment Counsel Growth Series................      36,290            17,825
PPM America/JNL High Yield Bond Series......................      17,786            11,343
PPM America/JNL Value Equity Series.........................      14,173             1,628
Salomon Brothers/JNL Global Bond Series.....................      18,882            12,774
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series....................................................      21,718            15,072
T. Rowe Price/JNL Established Growth Series.................      26,615             7,325
T. Rowe Price/JNL International Equity Investment Series....      22,137             2,036
T. Rowe Price/JNL Mid-Cap Growth Series.....................      35,253             6,673

     Included in these transactions were purchases and sales of U.S. Government obligations of $13,728,073 and $6,229,697 in the JNL/Phoenix Investment Counsel Balanced Series; $3,608,199 and $1,501,046 in the Salomon Brothers/JNL Global Bond Series; $11,928,476 and $4,375,100 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.

     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of December 31, 1996, were as follows (in thousands):

                                                             TAX        GROSS          GROSS
                                                            COST      UNREALIZED     UNREALIZED    NET UNREALIZED
                                                            BASIS    APPRECIATION   DEPRECIATION    APPRECIATION
                                                            -----    ------------   ------------   --------------
JNL Aggressive Growth Series.............................  $28,099      $2,522        $  (750)         $1,772
JNL Capital Growth Series................................   34,938       4,094         (1,409)          2,685
JNL Global Equities Series...............................   42,410       7,450           (940)          6,510
JNL/Alger Growth Series..................................   34,480       4,738         (1,078)          3,660
JNL/Eagle Core Equity Series.............................    1,717         103            (24)             79
JNL/Eagle SmallCap Equity Series.........................    1,603         264            (50)            214
JNL/Phoenix Investment Counsel Balanced Series...........   23,695         876           (291)            585
JNL/Phoenix Investment Counsel Growth Series.............   23,812         689           (410)            279
PPM America/JNL High Yield Bond Series...................   13,109         435            (21)            414
PPM America/JNL Value Equity Series......................   16,392       1,997            (46)          1,951
Salomon Brothers/JNL Global Bond Series..................   13,367         412           (205)            207

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                             TAX        GROSS          GROSS
                                                            COST      UNREALIZED     UNREALIZED    NET UNREALIZED
                                                            BASIS    APPRECIATION   DEPRECIATION    APPRECIATION
                                                            -----    ------------   ------------   --------------
Salomon Brothers/JNL U.S. Government & Quality
  Bond Series............................................  $11,871      $   66        $   (21)         $   45
T. Rowe Price/JNL Established Growth Series..............   29,030       4,544           (585)          3,959
T. Rowe Price/JNL International Equity Investment
  Series.................................................   42,818       6,723         (1,770)          4,953
T. Rowe Price/JNL Mid-Cap Growth Series..................   42,790       6,400         (1,306)          5,094

NOTE 5. TRUST TRANSACTIONS

     Transactions of trust shares for the period ending December 31, 1996 were as follows:

                                                             SHARES      DISTRIBUTIONS      SHARES          NET
                                                           PURCHASED      REINVESTED       REDEEMED       INCREASE
                                                           ---------     -------------     --------       --------
JNL Aggressive Growth Series...........................     1,957,943       130,538          (528,956)    1,559,525
JNL Capital Growth Series..............................     2,355,859        25,885          (517,730)    1,864,014
JNL Global Equities Series.............................     2,508,660       215,630          (698,526)    2,025,764
JNL/Alger Growth Series................................     3,282,099            --          (686,090)    2,596,009
JNL/Eagle Core Equity Series...........................       198,190           214           (14,346)      184,058
JNL/Eagle SmallCap Equity Series.......................       170,418            --            (1,912)      168,506
JNL/Phoenix Investment Counsel Balanced Series.........     1,895,883        54,735          (327,417)    1,623,201
JNL/Phoenix Investment Counsel Growth Series...........     1,507,501        47,430          (151,986)    1,402,945
PPM America/JNL High Yield Bond Series.................     1,157,121        74,057          (577,564)      653,614
PPM America/JNL Money Market Series....................    43,176,521       606,298       (26,846,271)   16,936,548
PPM America/JNL Value Equity Series....................     1,153,246        27,517          (219,113)      961,650
Salomon Brothers/JNL Global Bond Series................       898,823        81,924          (416,558)      564,189
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series...............................................       852,084        32,389          (218,886)      665,587
T. Rowe Price/JNL Established Growth Series............     2,278,033       118,612          (597,638)    1,799,007
T. Rowe Price/JNL International Equity Investment
  Series...............................................     1,947,418        21,151          (131,846)    1,836,723
T. Rowe Price/JNL Mid-Cap Growth Series................     2,905,453        80,471          (608,146)    2,377,778

     Transactions of trust shares for the period ending March 31, 1996 were as follows:

                                                             SHARES      DISTRIBUTIONS      SHARES          NET
                                                           PURCHASED      REINVESTED       REDEEMED       INCREASE
                                                           ---------     -------------     --------       --------
JNL Aggressive Growth Series...........................       642,443        17,149           (10,167)      649,425
JNL Capital Growth Series..............................       675,761        33,752           (18,489)      691,024
JNL Global Equities Series.............................     1,146,694        29,253            (2,063)    1,173,884
JNL/Alger Growth Series................................       848,221            --           (15,332)      832,889
JNL/Phoenix Investment Counsel Balanced Series.........       422,105         9,270            (5,359)      426,016
JNL/Phoenix Investment Counsel Growth Series...........       191,590        10,203              (390)      201,403
PPM America/JNL High Yield Bond Series.................       575,596        26,997            (1,060)      601,533
PPM America/JNL Money Market Series....................     7,080,475       234,137          (498,973)    6,815,639
PPM America/JNL Value Equity Series....................       259,328         5,480            (1,185)      263,623
Salomon Brothers/JNL Global Bond Series................       586,655        29,530            (6,247)      609,938
Salomon Brothers/JNL U.S. Government & Quality Bond
  Series...............................................       293,083         7,487            (2,677)      297,893
T. Rowe Price/JNL Established Growth Series............       723,123        65,547           (16,467)      772,203
T. Rowe Price/JNL International Equity Investment
  Series...............................................     2,155,419            --            (2,549)    2,152,870
T. Rowe Price/JNL Mid-Cap Growth Series................       783,616        21,614           (19,833)      785,397

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

NOTE 7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1996, the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of $(4,194), $(71,007), $139,453, and $(15,606) in
the JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, and Salomon Brothers/JNL Global Bond Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:

JNL AGGRESSIVE GROWTH SERIES

SETTLEMENT                                        U.S. $ VALUE                                        U.S. $ VALUE
   DATE           CURRENCY TO BE DELIVERED        AT 12/31/96          CURRENCY TO BE RECEIVED        AT 12/31/96
----------        ------------------------        ------------         -----------------------        ------------
  4/22/97         99,832  US $                     $   99,832        150,000  Deutsche Mark            $   98,200
  4/22/97        150,000  Deutsche Mark                98,200         98,457  US $                         98,457
  1/27/97         10,000  Finnish Marka                 2,178          2,234  US $                          2,234
  4/22/97         15,000  Finnish Marka                 3,285          3,292  US $                          3,292
  5/27/97      1,000,000  Finnish Marka               219,527        223,140  US $                        223,140
   6/4/97        130,000  Finnish Marka                28,554         28,341  US $                         28,341
  1/16/97         35,000  British Sterling Pound       59,943         54,600  US $                         54,600
  4/22/97          4,000  British Sterling Pound        6,833          6,340  US $                          6,340
  5/27/97        120,000  British Sterling Pound      204,783        201,576  US $                        201,576
  6/04/97         47,000  British Sterling Pound       80,188         78,729  US $                         78,729
  1/27/97         35,786  US $                         35,786     55,000,000  Italian Lire                 36,203
  1/27/97     70,000,000  Italian Lire                 46,076         45,625  US $                         45,625
  2/10/97     30,000,000  Italian Lire                 19,734         19,526  US $                         19,526
  5/12/97     50,000,000  Italian Lire                 32,790         32,731  US $                         32,731
  5/27/97         35,765  US $                         35,765     55,000,000  Italian Lire                 36,056
  5/27/97    110,000,000  Italian Lire                 72,111         72,746  US $                         72,746
  1/27/97         80,000  Swedish Kronor               11,744         12,164  US $                         12,164
  3/11/97        235,000  Swedish Kronor               34,565         34,417  US $                         34,417
  4/22/97         29,228  US $                         29,228        200,000  Swedish Kronor               29,474
  4/22/97        400,000  Swedish Kronor               58,948         60,441  US $                         60,441
  5/27/97        190,000  Swedish Kronor               28,046         28,847  US $                         28,847
  6/04/97        577,000  Swedish Kronor               85,202         85,985  US $                         85,985
                                                   ----------                                          ----------
                                                   $1,293,318                                          $1,289,124
                                                   ==========                                          ==========



--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

JNL CAPITAL GROWTH SERIES

SETTLEMENT                                        U.S. $ VALUE                                        U.S. $ VALUE
   DATE           CURRENCY TO BE DELIVERED        AT 12/31/96          CURRENCY TO BE RECEIVED        AT 12/31/96
----------        ------------------------        ------------         -----------------------        ------------
  1/16/97        115,000  British Sterling Pound   $  196,955        179,400  US $                     $  179,400
  1/24/97        300,000  British Sterling Pound      513,711        465,090  US $                        465,090
  5/27/97        125,000  British Sterling Pound      213,315        209,975  US $                        209,975
  6/04/97         48,000  British Sterling Pound       81,894         80,403  US $                         80,403
                                                     --------                                            --------
                                                   $1,005,875                                          $  934,868
                                                     ========                                            ========

JNL GLOBAL EQUITIES SERIES

SETTLEMENT                                        U.S. $ VALUE                                        U.S. $ VALUE
   DATE           CURRENCY TO BE DELIVERED        AT 12/31/96          CURRENCY TO BE RECEIVED        AT 12/31/96
----------        ------------------------        ------------         -----------------------        ------------
  1/16/97        600,000  Swiss Franc              $  448,999        484,539  US $                     $  484,539
  1/17/97        150,000  Swiss Franc                 112,377        125,408  US $                        125,408
  3/04/97      1,400,000  Swiss Franc               1,052,746      1,058,809  US $                      1,058,809
  5/12/97        122,000  Swiss Franc                  92,398         98,125  US $                         98,125
  1/16/97         30,000  Deutsche Mark                19,516         19,840  US $                         19,840
  1/17/97        275,000  Deutsche Mark               178,909        183,541  US $                        183,541
  1/27/97        400,000  Deutsche Mark               260,402        272,067  US $                        272,067
  3/04/97      1,400,000  Deutsche Mark               913,560        900,354  US $                        900,354
  1/16/97        750,000  Finnish Marka               163,222        165,213  US $                        165,213
  5/12/97         93,000  Finnish Marka                20,395         20,701  US $                         20,701
  1/16/97        500,000  French Franc                 96,458         97,656  US $                         97,656
  1/16/97        164,211  US $                        164,211        100,000  British Sterling Pound      171,265
  1/16/97        100,000  British Sterling Pound      171,265        156,000  US $                        156,000
  1/17/97        345,213  US $                        345,213        210,000  British Sterling Pound      359,649
  1/17/97        210,000  British Sterling Pound      359,649        324,971  US $                        324,971
  1/16/97    115,250,000  Japanese Yen                997,420      1,057,276  US $                      1,057,276
  3/11/97      9,000,000  Japanese Yen                 78,489         80,413  US $                         80,413
  6/17/97     21,000,000  Japanese Yen                185,716        189,309  US $                        189,309
  1/17/97      6,400,000  Swedish Kronor              939,106        970,727  US $                        970,727
  1/27/97        700,000  Swedish Kronor              102,758        106,727  US $                        106,727
 11/03/97        118,000  South African Rand           22,925         22,597  US $                         22,597
                                                   ----------                                          ----------
                                                   $6,725,734                                          $6,865,187
                                                   ==========                                          ==========

--------------------------------------------------------------------------------

                                JNL SERIES TRUST

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SALOMON BROTHERS/JNL GLOBAL BOND SERIES

SETTLEMENT                                        U.S. $ VALUE                                        U.S. $ VALUE
   DATE           CURRENCY TO BE DELIVERED        AT 12/31/96          CURRENCY TO BE RECEIVED        AT 12/31/96
----------        ------------------------        ------------         -----------------------        ------------
  1/22/97         19,327  Australian $             $   15,357         15,268  US $                     $   15,268
  1/22/97        645,849  Canadian $                  472,117        482,318  US $                        482,318
  1/22/97      1,309,879  US $                      1,309,879      1,971,084  Deutsche Mark             1,282,766
  1/22/97      2,030,669  Deutsche Mark             1,321,543      1,333,702  US $                      1,333,702
  1/22/97         29,973  US $                         29,973        178,341  Danish Kroner                30,310
  1/22/97        698,859  Danish Kroner               118,774        120,141  US $                        120,141
  1/22/97        654,334  US $                        654,334        396,126  Irish Punts                 671,193
  1/22/97        508,142  Irish Punts                 860,992        830,025  US $                        830,025
  1/22/97        415,507  US $                        415,507        590,796  New Zealand $               417,095
  1/22/97        590,796  New Zealand $               417,094        417,146  US $                        417,146
                                                     --------                                            --------
                                                   $5,615,570                                          $5,599,964
                                                   ==========                                          ==========

NOTE 8. RECLASSIFICATION OF PERMANENT BOOK-TO-TAX DIFFERENCES

     As a result of permanent book-to-tax differences, the following reclassifications were made to the statement of assets and liabilities. For the period ended December 31, 1996, accumulated net realized gain (loss) on investments and foreign currency related items was increased (decreased) by $14,933, $29,422, $5,572, ($188), ($50,543), $2,022, $13,147, ($156,109) and
($39,044), respectively, for the JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/Phoenix Investment Counsel Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series and T. Rowe Price/JNL Mid-Cap Growth Series; undistributed net investment income was increased (decreased) by ($14,933), ($29,422), ($5,572), $3,590, $1,017, $188,
$50,543, ($2,022), ($13,147), $156,109 and $139,001, respectively, for JNL
Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/Alger Growth Series, JNL/Eagle SmallCap Equity Series, JNL/Phoenix Investment Counsel Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series and T. Rowe Price/JNL Mid-Cap Growth Series; and net increases (decreases) of ($3,590), ($1,017) and ($99,957), respectively, for the JNL/Alger Growth Series, JNL/Eagle SmallCap Equity Series and T. Rowe Price/JNL Mid-Cap Growth Series, were reclassified in the Series' paid-in capital.

                          JNL AGGRESSIVE GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                      MARKET
                                           SHARES      VALUE
                                           ------     ------
COMMON STOCKS -- 83.26%
-----------------------------------------
FINLAND -- 0.81%
-----------------------------------------
DURABLE GOODS -- 0.81%
  Metra Oy, B Shares.....................  4,307    $   241,567
FRANCE -- 0.31%
-----------------------------------------
COMPUTER SERVICES -- 0.31%
  Axime (a)..............................    806         93,206
ITALY -- 0.43%
-----------------------------------------
BANKS -- 0.06%
  Banca Popolare Di Bergamo..............  1,047         17,254
TELECOMMUNICATIONS -- 0.37%
  Telecom Italia Mobile (a)..............  43,732       110,555
                                                    -----------
    Total Italy..........................               127,809
MEXICO -- 0.05%
-----------------------------------------
BROKERAGE -- 0.05%
  Grupo Financiero Inbursa, S.A. de
  C.V. ..................................  4,300         14,694
SWEDEN -- 0.66%
-----------------------------------------
HOLDING COMPANY -- 0.28%
  Kinnevik AB, B Shares..................  3,018         83,195
SECURITY SYSTEMS -- 0.22%
  Securitas AB, B Shares.................  2,307         67,148
TELECOMMUNICATIONS -- 0.16%
  Netcom Systems AB (a)..................  2,940         47,636
                                                    -----------
    Total Sweden.........................               197,979
UNITED KINGDOM -- 1.74%
-----------------------------------------
BUSINESS SERVICES -- 1.24%
  Rentokil Group.........................  49,326       371,825
DRUGS -- 0.06%
  Glaxo Wellcome.........................  1,128         18,359
FINANCIAL -- 0.44%
  Barclays...............................  7,653        131,177
                                                    -----------
    Total United Kingdom.................               521,361
UNITED STATES -- 79.26%
-----------------------------------------
AEROSPACE & AIRCRAFT -- 0.66%
  U.S. Robotics Corp. (a) ...............  2,725        196,200
APPAREL -- 3.86%
  Abercrombie & Fitch Co. (a)............  15,225       251,212
  Nike, Inc., Class B....................  6,975        416,756
  Nordstrom, Inc. .......................  1,150         40,753
  Gucci Group N.V.-N.Y...................  6,650        424,769
  Tommy Hilfiger Corp. (a)...............    400         19,200
                                                    -----------
                                                      1,152,690
BANKS -- 7.50%
  Chase Manhattan Corp. .................  3,375        301,219
  Wells Fargo & Co. .....................  7,191      1,939,772
                                                    -----------
                                                      2,240,991

                                                      MARKET
                                           SHARES      VALUE
                                           ------     ------
COMMON STOCKS (CONTINUED)
-----------------------------------------
UNITED STATES (CONTINUED)
-----------------------------------------
BUSINESS SERVICES -- 1.51%
  Intelliquest Information Group, Inc.
  (a)....................................  6,750    $   153,563
  Lamar Advertising Co. (a)..............  5,475        132,769
  Outdoor Systems Inc. (a)...............  5,175        145,547
  Quintiles Transnational Corp. (a)......     75          4,969
  West Teleservices Corp. (a)............    625         14,219
                                                    -----------
                                                        451,067
CHEMICALS -- 3.70%
  Lilly Eli & Co. .......................  7,475        545,675
  Monsanto Co. ..........................  8,950        347,931
  Praxair, Inc. .........................  1,300         59,963
  SmithKline Beecham PLC -- ADR..........  2,225        151,300
                                                    -----------
                                                      1,104,869
COMPUTERS & TECHNOLOGY -- 23.73%
  Baan Co NVF (a)........................    425         14,769
  Black Box Corp. (a)....................    825         34,031
  Cisco Systems, Inc. (a)................  16,025     1,019,591
  Documentum, Inc. (a)...................    950         32,062
  Ecsoft Group, PLC (a)..................  4,800         46,200
  First Data Corp. ......................  16,100       587,650
  HBO & Co. .............................  16,525       981,172
  HNC Software, Inc. (a).................  6,600        206,250
  Indus Group, Inc. (a)..................  3,775         97,206
  Intel Corp. ...........................  3,150        412,453
  Intelligroup, Inc. (a).................  20,000       220,000
  International Business Machines
    Corp. ...............................  3,250        490,750
  JDA Software, Inc. (a).................  6,200        176,700
  Keane, Inc. (a)........................  10,000       317,500
  Meta Group, Inc. (a)...................  9,150        247,050
  Microsoft Corp. (a)....................  1,500        123,938
  Netscape Communications Corp. (a)......  5,600        318,500
  Oracle Systems Corp. (a)...............  1,650         68,887
  Parametric Technology Corp. (a)........  9,875        507,328
  Peoplesoft, Inc. (a)...................  11,550       553,678
  Sapient Corp. (a)......................    800         33,700
  Sun Microsystems, Inc. (a).............  9,750        250,453
  Verifone, Inc. (a).....................  3,000         88,500
  Xylan Corp. (a)........................  9,150        258,488
                                                    -----------
                                                      7,086,856
CONSTRUCTION -- 0.12%
  Fastenal Co. ..........................    825         37,744
DRUGS -- 2.31%
  Centocor, Inc (a)......................  14,700       525,525
  Glaxo Wellcome -- ADR..................  1,175         37,306
  Pharmaceutical Product Development,
    Inc. (a).............................  5,050        127,513
                                                    -----------
                                                        690,344

                     See notes to the financial statements.

                          JNL AGGRESSIVE GROWTH SERIES

                                                      MARKET
                                           SHARES      VALUE
                                           ------     ------
COMMON STOCKS (CONTINUED)
-----------------------------------------
UNITED STATES (CONTINUED)
-----------------------------------------
ELECTRONICS -- 2.79%
  Advanced Micro Devices, Inc. (a).......    950    $    24,462
  Analog Devices, Inc. (a)...............  8,425        285,397
  Cambridge Technology Partners, Inc.
    (a)..................................    425         14,264
  Etec Systems, Inc. (a).................    750         28,688
  Pittway Corp., Class A (a).............  8,975        480,163
                                                    -----------
                                                        832,974
FINANCIAL SERVICES -- 5.05%
  Associates First Capital Corp. ........  7,025        309,978
  Concord EFS, Inc. (a)..................  2,775         78,394
  First USA Paymentech, Inc. (a).........  29,725     1,006,935
  National Processing, Inc. (a)..........  5,575         89,200
  Schwab, Charles Corp. .................    750         24,000
                                                    -----------
                                                      1,508,507
FOOD SERVICE & RESTAURANT -- 0.05%
  Papa John's International, Inc. (a)....    412         13,905
GAMES & TOYS -- 0.15%
  Galoob Toys, Inc. (a)..................  3,125         43,750
HEALTH PRODUCTS -- 3.62%
  Bristol-Myers Squibb Co. ..............  2,375        258,281
  Fresenius Medical Care -- ADR (a)......  8,225        231,328
  Omnicare, Inc. ........................  12,275       394,334
  Warner Lambert Co. ....................  2,650        198,750
                                                    -----------
                                                      1,082,693
HOTEL & MOTEL -- 2.83%
  Doubletree Corp. (a)...................  5,725        257,625
  Extended Stay America, Inc. (a)........    950         19,119
  Hospitality Franchise System, Inc.
    (a)..................................  9,500        567,625
                                                    -----------
                                                        844,369
INSURANCE -- 1.62%
  Compdent Corp. (a).....................  5,300        186,825
  SunAmerica, Inc. ......................  1,700         75,438
  UNUM Corp. ............................  3,075        222,169
                                                    -----------
                                                        484,432
MACHINERY -- 1.00%
  Rofin-Sinar Technologies, Inc. (a).....  25,450       299,037
MEDICAL SERVICES & SUPPLIES -- 0.99%
  Target Therapeutics, Inc. (a)..........  7,025        295,050
MINING -- 1.00%
  Potash Corp. of Saskatchewan, Inc. ....  3,520        299,200
OFFICE EQUIPMENT & SUPPLIES -- 0.16%
  Danka Business Systems PLC.............  1,400         49,525
OIL & GAS -- 1.26%
  Triton Energy Corp. (a)................  7,750        375,875
REAL ESTATE -- 0.26%
  Redwood Trust, Inc. ...................  2,050         76,363

                                                      MARKET
                                           SHARES      VALUE
                                           ------     ------
COMMON STOCKS (CONTINUED)
-----------------------------------------
UNITED STATES (CONTINUED)
-----------------------------------------
RECREATION -- 0.07%
  Universal Outdoor Holdings, Inc. (a)...    900    $    21,150
RESTAURANTS -- 0.15%
  Planet Hollywood International, Inc.
  (a)....................................  2,325         45,919
RETAIL -- 0.20%
  Linen N Things, Inc. (a)...............  3,050         59,856
TELECOMMUNICATIONS -- 13.62%
  Ascend Communications, Inc. (a)........  6,100        378,962
  Cincinnati Bell, Inc. .................  12,250       754,906
  Comnet Cellular, Inc. (a)..............  1,750         48,781
  Lucent Technologies, Inc. .............  4,000        185,000
  MFS Communications Co., Inc. (a).......  19,747     1,076,212
  Millicom International Cellular S.A.
    (a)..................................  1,050         33,731
  Nokia Corp. ...........................  4,775        275,159
  Paging Network, Inc. (a)...............  5,900         89,975
  Palmer Wireless, Inc. (a)..............  5,800         60,900
  Premiere Technologies, Inc. (a)........  1,225         30,625
  Pricellular Corp., Class A (a).........  6,375         73,312
  Telecomunicacoes Brasileiras SA........  1,475        112,837
  Teletech Holdings, Inc. (a)............  12,600       327,600
  WorldCom, Inc. (a).....................  23,800       620,287
                                                    -----------
                                                      4,068,287
TRANSPORTATION -- 0.26%
  Wisconsin Central Transportation Corp.
  (a)....................................  1,950         77,269
WHOLESALE -- 0.79%
  Alco Standard Corp. (a)................  4,575        236,184
                                                    -----------
    Total United States..................            23,675,106
                                                    -----------
      Total Common Stocks
        (cost $23,035,935)...............            24,871,722
                                                    -----------


                                        PRINCIPAL
                                          AMOUNT
                                        ---------
SHORT TERM INVESTMENTS -- 16.74%
--------------------------------------
U.S. TREASURY BILLS -- 0.67%
  5.11%, 01/09/1997...................  $  200,000       199,773
COMMERCIAL PAPER -- 16.07%
  Federal Home Discount Note
    6.50%, 01/02/1997.................   4,800,000     4,799,133
                                                      ----------
      Total Short Term Investments
        (cost $4,998,906).............                 4,998,906
                                                      ----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $28,034,841)..................               $29,870,628
                                                      ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                           JNL CAPITAL GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS -- 89.31%
----------------------------------------
FRANCE -- 0.47%
----------------------------------------
CONSUMER PRODUCTS -- 0.47%
  Grand Optical Photoservice............    1,086   $   176,029
UNITED KINGDOM -- 12.61%
----------------------------------------
BUSINESS SERVICES -- 2.89%
  Rentokil Group........................  144,216     1,087,117
CONFECTIONS & BEVERAGES -- 4.01%
  PizzaExpress PLC......................  166,850     1,507,853
FOOD SERVICE/RESTAURANT -- 5.71%
  J.D. Wetherspoon PLC..................  108,196     2,150,203
                                                    -----------
    Total United Kingdom................              4,745,173
UNITED STATES -- 76.23%
----------------------------------------
AUTOMOBILES & PARTS -- 0.69%
  O'Reilly Automotive, Inc.(a)..........    8,125       260,000
BANKS -- 0.51%
  Fifth Third Bancorp...................    2,700       169,594
  First Empire State Corp. .............       75        21,600
                                                    -----------
                                                        191,194
BROADCASTING & COMMUNICATIONS -- 0.80%
  Univision Communications, Inc. (a)....    8,100       299,700
BUILDING MATERIALS -- 1.50%
  Barnett, Inc.(a)......................    7,675       209,144
  Boston Scientific Corp.(a)............    5,950       357,000
                                                    -----------
                                                        566,144
BUSINESS SERVICES -- 4.76%
  CUC International, Inc.(a)............   39,388       935,465
  Paychex, Inc. ........................    4,075       209,608
  Pet Food Warehouse, Inc.(a)...........   80,800       338,350
  Profit Recovery Group International,
    Inc.(a).............................   11,525       184,400
  Robert Half International, Inc.(a)....    3,575       122,891
                                                    -----------
                                                      1,790,714
COMPUTERS & SOFTWARE -- 0.75%
  Sanchez Computer Associates,
  Inc.(a)...............................      425         3,347
  Safeguard Scientifics, Inc.(a)........    8,800       279,400
                                                    -----------
                                                        282,747
CONSUMER PRODUCTS -- 4.13%
  CoinMachine Laundry Corp.(a)..........   48,150       866,700
  Culligan Water Technologies,
    Inc.(a).............................   16,925       685,462
                                                    -----------
                                                      1,552,162
CONTAINERS -- 1.93%
  Sealed Air Corp.(a)...................   17,475       727,399
DRUGS -- 0.98%
  Depotech Corp.(a).....................   11,425       187,084
  Teva Pharmaceutical Industries --
    ADR.................................    3,600       180,900
                                                    -----------
                                                        367,984
ELECTRONICS -- 0.49%
  Littlefuse, Inc.(a)...................    3,825       185,513

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS (CONTINUED)
----------------------------------------
UNITED STATES (CONTINUED)
----------------------------------------
FINANCIAL SERVICES -- 6.90%
  APS Holding Corp.(a)..................    7,950   $   123,225
  Associates First Capital Corp. .......    8,425       371,753
  Concord EFS, Inc.(a)..................    4,475       126,419
  First USA Paymentech, Inc.(a).........    8,725       295,559
  Insignia Financial Group, Inc.(a).....   57,525     1,294,312
  Schwab, Charles Corp. ................   12,050       385,600
                                                    -----------
                                                      2,596,868
FOOD SERVICE -- 4.18%
  JP Foodservice, Inc.(a)...............   14,750       411,156
  Papa John's International, Inc.(a)....   34,387     1,160,561
                                                    -----------
                                                      1,571,717
HEALTH PRODUCTS & CARE -- 0.25%
  Forest Labs, Inc.(a)..................    2,825        92,519
HOTEL & MOTEL -- 6.59%
  Choice Hotels Holdings, Inc.(a).......   22,550       397,444
  Doubletree Corp.(a)...................    8,000       360,000
  Hospitality Franchise Systems,
    Inc.(a).............................   28,825     1,722,294
                                                    -----------
                                                      2,479,738
HOUSING -- 1.24%
  Karrington Health, Inc.(a)............   12,775       159,688
  Omnicare, Inc. .......................    9,575       307,597
                                                    -----------
                                                        467,285
INSURANCE -- 2.22%
  Protective Life Corp. ................   11,775       469,528
  UICI(a)...............................   11,250       365,625
                                                    -----------
                                                        835,153
MACHINERY -- 0.67%
  MSC Industrial Direct Co., Inc.(a)....    6,850       253,450
MEDICAL SERVICES & SUPPLIES -- 0.73%
  Fresenius Medical Care -- ADR (a).....    9,750       274,219
MINING -- 1.38%
  Minerals Technologies, Inc. ..........   12,700       520,700
OFFICE EQUIPMENT & SUPPLIES -- 2.82%
  Viking Office Products, Inc. (a)......   39,725     1,060,161
RECREATION -- 2.10%
  Family Golf Centers, Inc.(a)..........   26,200       789,275
RESTAURANTS -- 0.46%
  Planet Hollywood International,
  Inc.(a)...............................    8,800       173,800
RETAIL -- 13.37%
  Fastenal Co. .........................   55,375     2,533,406
  Global DirectMail Corp.(a)............   40,025     1,746,091
  Petco Animal Supplies(a)..............   36,100       749,075
                                                    -----------
                                                      5,028,572
TELECOMMUNICATIONS -- 11.22%
  Cincinnati Bell, Inc. ................    2,900       178,713
  Comnet Cellular, Inc.(a)..............    9,950       277,356



                     See notes to the financial statements.

                           JNL CAPITAL GROWTH SERIES

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS (CONTINUED)
----------------------------------------
UNITED STATES (CONTINUED)
----------------------------------------
TELECOMMUNICATIONS (CONTINUED)
----------------------------------------
  Millicom International Cellular
    SA(a)...............................   11,250   $   361,403
  Omnipoint Corp.(a)....................   27,650       532,263
  Paging Network, Inc.(a)...............  115,625     1,763,281
  Pricellular Corp. -- Class A(a).......   34,207       393,381
  Teletech Holdings, Inc.(a)............   27,450       713,700
                                                    -----------
                                                      4,220,097
TRANSPORTATION -- 3.45%
  Wisconsin Central Transportation
  Corp.(a)..............................   32,725     1,296,727
UTILITIES -- 2.11%
  Trigen Energy Corp. ..................   27,675       795,656
                                                    -----------
    Total United States.................             28,679,494
                                                    -----------
      Total Common Stocks
        (cost $30,999,299)..............             33,600,696
                                                    -----------
OPTIONS -- 0.19%
----------------------------------------
WARRANTS -- 0.19%
  Littlefuse, Inc. (a) (Expire
    12/27/2001)
    (cost $48,137)......................    1,850        73,075
                                                    -----------

                                       PRINCIPAL      MARKET
                                         AMOUNT        VALUE
                                       ---------      ------
SHORT-TERM INVESTMENTS -- 10.50%
-------------------------------------
U.S. TREASURY BILL -- 0.40%
  5.11%, 01/09/1997..................  $  150,000   $   149,830
COMMERCIAL PAPER -- 10.10%
  Federal Home Discount Note
    6.50%, 01/02/1997................   3,800,000     3,799,314
                                                     ----------
      Total Short-Term Investments
        (cost $3,949,144)............                 3,949,144
                                                     ----------
TOTAL INVESTMENTS -- 100%
-------------------------------------
  (cost $34,996,580).................               $37,622,915
                                                     ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS -- 98.51%
--------------------------------------
AUSTRALIA -- 1.75%
--------------------------------------
HOTELS -- 1.07%
  Crown Ltd.(a).......................     250,726   $   524,131
LEISURE -- 0.68%
  Aristocrat Leisure Ltd..............     127,384       331,091
                                                      ----------
    Total Australia...................                   855,222
BELGIUM -- 0.50%
--------------------------------------
BANKS -- 0.18%
  Credit Communal Holding Dexia(a)....         962        87,778
TELECOMMUNICATIONS -- 0.32%
  Telinfo SA(a).......................       3,799       154,941
                                                      ----------
    Total Belgium.....................                   242,719
BRAZIL -- 0.26%
--------------------------------------
TOBACCO -- 0.26%
  Souza Cruz SA.......................      19,000       124,704
FINLAND -- 3.45%
--------------------------------------
COMPUTERS & SOFTWARE -- 0.69%
  Tietotehdas Oy, Class B.............       3,978       336,314
CONSUMER PRODUCTS -- 0.67%
  Amer Group Ltd......................       6,327       130,666
  Metra AB............................       3,566       200,006
                                                      ----------
                                                         330,672
FOOD SERVICE -- 2.09%
  Huhtamaki Oy........................      14,290       664,796
  Raision Tehtaat Oy..................       5,678       357,961
                                                      ----------
                                                       1,022,757
                                                      ----------
    Total Finland.....................                 1,689,743
FRANCE -- 2.39%
--------------------------------------
BUSINESS SERVICES -- 1.18%
  Cap Gemini..........................       6,284       303,875
  Sligos..............................       2,081       272,734
                                                      ----------
                                                         576,609
COMPUTER SERVICES -- 0.77%
  Axime(a)............................       3,290       380,457
CONSUMER GOODS -- 0.41%
  Grand Optical-Photoservice..........       1,223       198,235
FURNITURE -- 0.02%
  Moulinex(a).........................         263         6,057
RECREATION -- 0.01%
  Club Mediterranee...................          86         5,582
                                                      ----------
    Total France......................                 1,166,940

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
GERMANY -- 5.00%
--------------------------------------
APPAREL -- 0.90%
  Eurobike AG (a).....................       2,408   $    73,548
  Wolford AG..........................       3,016       364,867
                                                      ----------
                                                         438,415
CHEMICALS -- 2.95%
  BASF AG.............................      14,047       541,140
  SGL Carbon AG.......................       1,338       168,685
  Hoechst AG..........................      15,500       732,291
                                                      ----------
                                                       1,442,116
RETAIL -- 1.15%
  Adidas AG...........................       6,531       564,481
                                                      ----------
    Total Germany.....................                 2,445,012
HONG KONG -- 0.28%
--------------------------------------
BUILDING EQUIPMENT -- 0.02%
  New World Infrastructure Ltd.(a)....       3,400         9,935
HOLDING COMPANY -- 0.26%
  First Pacific Company Ltd.(a).......      35,000        45,478
  JCG Holdings Limited................      86,000        83,949
                                                      ----------
                                                         129,427
                                                      ----------
    Total Hong Kong...................                   139,362
INDONESIA -- 0.21%
--------------------------------------
CONFECTIONS & BEVERAGES -- 0.21%
  HM Sampoerna........................      19,000       101,355
ITALY -- 1.91%
--------------------------------------
AGRICULTURAL MACHINERY -- 0.59%
  Parmalat Finanziaria SPA............     188,469       288,232
FINANCIAL SERVICES -- 0.34%
  BCA Pop Di Milano...................      33,268       168,862
MANUFACTURING -- 0.41%
  Pagnossin SPA.......................      54,000       200,053
TELECOMMUNICATIONS -- 0.57%
  Telecom Italia Mobile(a)............      56,638       143,182
  Telecom Italia SPA..................      52,359       135,988
                                                      ----------
                                                         279,170
                                                      ----------
    Total Italy.......................                   936,317
JAPAN -- 4.90%
--------------------------------------
AUTOMOBILE & PARTS -- 0.65%
  Honda Motor Co......................       8,000       228,650
  Isuzu Motors Limited................      14,000        62,257
  Yamaha Motor Co.....................       3,000        26,941
                                                      ----------
                                                         317,848


                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
JAPAN -- (CONTINUED)
--------------------------------------
BUILDING EQUIPMENT -- 0.21%
  Kawasaki Heavy Industries...........      25,000   $   103,402
COMPUTERS & SOFTWARE -- 1.02%
  NTT Data Communications Systems
    Company(a)........................          17       497,625
DRUGS -- 0.66%
  Eisai Limited.......................      11,000       216,562
  Takeda Chemical Industries..........       5,000       104,913
                                                      ----------
                                                         321,475
ELECTRONICS -- 0.19%
  Sony Corp...........................       1,400        91,754
HOUSEHOLD FURNITURE & APPLIANCES --
  0.07%
  Amway Japan Limited.................       1,100        35,334
REAL ESTATE -- 0.36%
  Mitsubishi Estate Co. Ltd...........      12,000       123,305
  Mitsui Fudosan Co...................       6,000        60,098
                                                      ----------
                                                         183,403
RETAIL -- 0.79%
  Credit Saison Co....................       9,900       221,406
  Hankyu Department Stores............       6,000        59,580
  Isetan..............................       8,000       103,618
                                                      ----------
                                                         384,604
TELECOMMUNICATIONS -- 0.95%
  Nippon Telegraph & Telephone
    Corp..............................          61       462,464
                                                      ----------
    Total Japan.......................                 2,397,909
NETHERLANDS -- 4.92%
--------------------------------------
BUILDING & CONSTRUCTION -- 0.33%
  Hunter Douglas N.V..................       2,433       164,173
COMPUTERS & SOFTWARE -- 1.16%
  Getronics N.V.......................      20,865       566,793
CONSUMER PRODUCTS -- 0.91%
  Nutricia Verenigde Bedrijven........       2,929       445,330
ELECTRONICS -- 0.88%
  Philips Electronics.................      10,617       430,460
ENTERTAINMENT -- 0.25%
  Endomol Entertainment (a)...........       3,686       122,760
OFFICE EQUIPMENT & SUPPLIES -- 0.47%
  Oce Grinten.........................       2,105       228,727
PRINTING & PUBLISHING -- 0.92%
  Wolters Kluwer N.V..................       3,374       448,499
                                                      ----------
    Total Netherlands.................                 2,406,742

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
NORWAY -- 0.79%
--------------------------------------
ENVIRONMENTAL SERVICES -- 0.31%
  Tomra System AS.....................       9,800   $   151,340
TELECOMMUNICATIONS -- 0.48%
  Tandberg AS (a).....................       7,635       235,813
                                                      ----------
    Total Norway......................                   387,153
PHILIPPINES -- 0.35%
--------------------------------------
BUILDING & CONSTRUCTION -- 0.35%
  Hi-Cement Corp.(a)..................     521,500       172,511
PORTUGAL -- 0.34%
--------------------------------------
BUILDING & CONSTRUCTION -- 0.34%
  Cimpor-Cimentos de Portugal -- SA...       7,656       164,822
SINGAPORE -- 1.28%
--------------------------------------
TELECOMMUNICATIONS -- 1.28%
  Datacraft Asia Ltd..................     376,000       627,920
SOUTH AFRICA -- 0.10%
--------------------------------------
METALS & MINING -- 0.10%
  De Beers Centenary Link AG..........       1,727        49,464
SOUTH KOREA -- 0.01%
--------------------------------------
BANKS -- 0.01%
  Kookmin Bank........................         324         5,945
SPAIN -- 0.30%
--------------------------------------
COMMERCIAL SERVICES -- 0.30%
  Prosegur CIA de Seguridad SA(a).....      15,975       147,660
SWEDEN -- 10.35%
--------------------------------------
BANKS -- 0.55%
  Bure Investment AB..................       9,821       116,644
  Nordbanken AB.......................       3,110        94,168
  Sparbanken Sverige AB...............       3,416        58,604
                                                      ----------
                                                         269,416
BUILDING & CONSTRUCTION -- 0.19%
  Incentive AB........................       1,278        92,759
COMMERCIAL SERVICES -- 1.60%
  Securitas AB, Class B...............      26,891       782,689
COMPUTERS & SOFTWARE -- 1.76%
  Enator AB(a)........................       4,965       127,039
  Enator AB(a)........................         993        25,044
  Frontec AB, Class B(a)..............       9,481       164,043
  WM - Data AB........................       6,301       545,109
                                                      ----------
                                                         861,235
ELECTRONICS -- 1.96%
  Assa Abloy AB(a)....................      52,840       960,741



                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
SWEDEN -- (CONTINUED)
--------------------------------------
HEALTH PRODUCTS & CARE -- 2.49%
  Althin Medical AB, Class B..........       3,964   $    86,024
  Nobel Bio-Care AB...................      17,824       313,623
  Medical Invest Svenska AB -- Ser. A
    (a)...............................       3,711        97,946
  Medical Invest Svenska AB -- Ser. B
    (a)...............................      27,118       719,711
                                                      ----------
                                                       1,217,304
HOLDING COMPANY -- 0.43%
  Kinnevik AB.........................       7,623       210,139
INDUSTRIAL MACHINERY -- 0.05%
  Atlas Copco AB......................         949        22,960
NON-FERROUS METALS -- 0.10%
  Sandvik AB..........................       1,847        49,832
REAL ESTATE -- 0.96%
  Tornet Fastighets AB(a).............      30,814       469,898
TELECOMMUNICATIONS -- 0.26%
  Ericsson (LM) Tel...................       4,046       125,179
                                                      ----------
    Total Sweden......................                 5,062,152
SWITZERLAND -- 6.75%
--------------------------------------
BANKS -- 1.03%
  Credit Suisse Group.................       4,894       502,746
BUILDING & CONSTRUCTION -- 0.37%
  Sulzer AG...........................         313       180,761
BUSINESS SERVICES -- 0.29%
  Fotolabo S.A........................          84        32,634
  SGS Holding.........................          44       108,151
                                                      ----------
                                                         140,785
DRUGS -- 4.55%
  Novartis AG (a).....................       1,029     1,178,758
  Roche Holding AG....................         135     1,050,448
                                                      ----------
                                                       2,229,206
INSURANCE -- 0.21%
  SCHW Ruckversicher..................          98       104,626
TRANSPORTATION -- 0.30%
  SwissAir............................         180       145,641
                                                      ----------
    Total Switzerland.................                 3,303,765
THAILAND -- 0.14%
--------------------------------------
BANKS -- 0.14%
  Bangkok Bank Public Co. Ltd.........       7,200        69,625
UNITED KINGDOM -- 23.09%
--------------------------------------
AUTOMOBILES -- 0.09%
  Mahindra & Mahindra Ltd.............       3,807        42,829
BUSINESS SERVICES -- 8.59%
--------------------------------------
  CMG, (a)............................      35,955       520,634
  Freepages Group PLC (a).............     123,635        91,079
  Hays PLC............................     132,309     1,273,902

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED KINGDOM -- (CONTINUED)
--------------------------------------
BUSINESS SERVICES -- (CONTINUED)
--------------------------------------
  Page, Michael Group.................       8,729   $    62,062
  Rentokil Group......................     299,007     2,253,950
                                                      ----------
                                                       4,201,627
CHEMICALS -- 0.16%
  Victrex.............................      17,447        80,704
COMPUTERS & SOFTWARE -- 2.12%
  BTG.................................      58,900       459,131
  Misys PLC...........................      26,216       498,989
  Sema Group Systems AG...............       4,350        81,232
                                                      ----------
                                                       1,039,352
CONSUMER PRODUCTS -- 0.37%
  Compass Group PLC...................       7,436        78,984
  London International Group..........      36,736       103,845
                                                      ----------
                                                         182,829
DRUGS -- 0.89%
  Glaxo Wellcome PLC..................      10,168       165,489
  SmithKline Beecham -- ADR...........      19,464       269,435
                                                      ----------
                                                         434,924
ELECTRONICS -- 1.07%
  Electrocomponents...................      66,131       522,296
ENTERTAINMENT -- 0.77%
  London Clubs International PLC......      72,264       376,362
FINANCIAL -- 1.68%
  Barclays............................      19,057       326,649
  JBA Holdings PLC....................      25,709       235,640
  Lloyd's TSB Group...................      35,000       258,438
                                                      ----------
                                                         820,727
FOOD SERVICE -- 0.75%
  Harvey Nichols PLC..................      49,582       295,606
  Wetherspoon PLC.....................       3,662        72,776
                                                      ----------
                                                         368,382
MANUFACTURING -- 0.88%
  Lucas Varity PLC, (a)...............     112,800       430,947
METALS & MINING -- 1.46%
  Powerscreen International, PLC......      73,539       711,830
PRINTING & PUBLISHING -- 2.15%
  Dorling Kindersley..................       7,795        54,720
  EMAP................................       2,114        26,674
  Lagardere S.C.A.....................      25,512       700,185
  Pearson PLC.........................       5,614        71,654
  WPP Group...........................      45,864       198,794
                                                      ----------
                                                       1,052,027
RETAIL -- 1.23%
  ASDA Group..........................     228,750       482,033
  Thorn PLC...........................      27,165       117,744
                                                      ----------
                                                         599,777




                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED KINGDOM -- (CONTINUED)
--------------------------------------
TRANSPORTATION -- 0.88%
  Stagecoach Holdings.................      35,805   $   429,390
                                                      ----------
    Total United Kingdom..............                11,294,003
UNITED STATES -- 29.44%
--------------------------------------
AGRICULTURAL EQUIPMENT -- 0.58%
  New Holland NV (a)..................      13,500       281,812
APPAREL -- 0.24%
  Nike, Inc. Class B..................       1,925       115,019
AUTOMOBILE & PARTS -- 0.33%
  Lucas Varity PLC -- ADR (a).........         425        16,150
  Tata Engineering....................       8,025        75,490
  Tata Engineering & Locomotive Co.
    Limited (144a)....................         700         6,585
  Tata Engineering & Locomotive Co.
    Limited (144a)....................       5,968        63,410
                                                      ----------
                                                         161,635
BANKS -- 2.69%
  Banco Frances Del Rio La Plata --
    ADR...............................       7,791       214,259
  Citicorp............................       1,200       123,600
  Wells Fargo & Co....................       3,633       980,002
                                                      ----------
                                                       1,317,861
BROADCAST & COMMUNICATIONS -- 0.93%
  Canwest Global Communications
    Corp..............................       6,150        63,037
  Grupo Televisa SA...................       9,825       251,766
  TV Filme, Inc.(a)...................      10,825       138,019
                                                      ----------
                                                         452,822
BUSINESS SERVICES -- 1.04%
  Select Appointments Holdings PLC --
    ADR (a)...........................      44,300       509,450
COMPUTERS & TECHNOLOGY -- 3.19%
  Cisco Systems, Inc. (a).............       3,175       202,009
  Dassault Systemes SA(a).............       1,975        91,344
  First Data Corp.....................       7,200       262,800
  International Business Machines
    Corp..............................       3,475       524,725
  Parametric Technology Corp. (a).....       9,050       464,944
  SunGuard Data Systems, Inc.(a)......         400        15,800
                                                      ----------
                                                       1,561,622
CONFECTIONS & BEVERAGES -- 0.45%
  Pepsico, Inc........................       7,500       219,375
DRUGS -- 0.63%
  Elan Corp.(a).......................       9,325       310,056
ELECTRICAL -- 0.80%
  Raychem Corp........................       2,900       232,363
  UCar International, Inc.(a).........       4,175       157,084
                                                      ----------
                                                         389,447
ELECTRONICS -- 1.58%
  Philips Electronics.................      19,324       772,960

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES -- (CONTINUED)
--------------------------------------
ENERGY -- 0.18%
  Gazprom -- ADR (144a) (a)...........       2,750   $    48,813
  Mosenergo -- ADR (144a) (a).........       1,325        40,148
                                                      ----------
                                                          88,961
FINANCIAL SERVICES -- 0.15%
  Associates First Capital Corp.......       1,650        72,806
FOOD SERVICE/RESTAURANT -- 0.13%
  Disco SA(a).........................       2,300        64,975
HEALTH PRODUCTS & CARE -- 2.75%
  Grupo Casa Autrey -- ADR............      11,950       233,025
  Pfizer Inc..........................       4,100       339,788
  Physio -- Control International
    Corp. (a).........................      12,925       290,813
  SmithKline Beecham -- ADR...........       4,150       282,200
  Vivra, Inc. (a).....................       7,175       198,209
                                                      ----------
                                                       1,344,035
HOTEL & MOTEL -- 0.48%
  Hospitality Franchise Systems,
    Inc.(a)...........................       1,100        65,725
  Indian Hotels Co.(a)................       5,161       102,067
  Mandarin Oriental International
    Ltd...............................      47,200        66,552
                                                      ----------
                                                         234,344
MACHINERY -- 2.15%
  Pfeiffer Vacuum Technology AG(a)....      18,825       338,850
  Rofin-Sinar Technologies, Inc.(a)...      60,675       712,931
                                                      ----------
                                                       1,051,781
MEDICAL-HOSPITAL SERVICES -- 1.70%
  Fresenius Medical Care -- ADR(a)....      29,625       833,203
OFFICE EQUIPMENT & SUPPLIES -- 0.80%
  Danka Business Systems PLC..........      11,100       392,663
OIL -- 0.92%
  Bouygues Offshore SA, (a)...........      21,225       273,272
  Oil Co Lukoil (a)...................       1,075        48,295
  Tatneft -- ADR (a)..................       2,750       126,500
                                                      ----------
                                                         448,067
RETAIL -- 0.93%
  Santa Isabel SA.....................       2,900        65,612
  Gucci Group N.V.-N.Y................       6,100       389,637
                                                      ----------
                                                         455,249
TELECOMMUNICATIONS -- 5.74%
  Airtouch Communications, Inc.(a)....       1,375        34,719
  Ericsson LM Tel Co..................      12,100       365,269
  Korean Mobile Telecommunications,
    Inc. (144a)(a)....................      13,442       173,059
  Lucent Technologies, Inc............      10,050       464,813
  MFS Communications, Inc.(a).........       5,300       288,850
  Millicom International Cellular
    SA(a).............................       7,100       228,088
  Nokia Corp. -- ADR..................       6,825       393,291
  Paging Network, Inc.(a).............          75         1,144
  Portugal Telecom SA -- ADR..........       3,600       101,700



                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES -- (CONTINUED)
--------------------------------------
TELECOMMUNICATIONS -- (CONTINUED)
--------------------------------------
  Telecom Argentina Stet France -- ADR
    Class B...........................          75   $     3,028
  Telefonos De Argentina -- ADR.......       4,325       111,909
  Telecomunicacoes Brasileiras SA.....       6,250       478,125
  Telefonica Del Peru SA..............       8,625       162,797
                                                      ----------
                                                       2,806,792
TRANSPORTATION -- 0.01%
  Tranz Rail Holdings -- ADR(a).......         300         5,306
WHOLESALE -- 1.04%
  Alco Standard Corp. (a).............       9,875       509,797
                                                      ----------
    Total United States...............                14,400,038
                                                      ----------
    Total Common Stocks
      (cost $41,619,865)..............                48,191,083
                                                      ----------
PREFERRED STOCKS -- 1.49%
--------------------------------------
BRAZIL -- 0.14%
--------------------------------------
BEVERAGES -- 0.03%
  Brahma..............................      21,000        11,479
ENERGY -- 0.11%
  Cemig CIA Energetica Minas..........   1,611,000        54,883
                                                      ----------
    Total Brazil......................                    66,362

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
PREFERRED STOCKS -- (CONTINUED)
--------------------------------------
FINLAND -- 0.20%
--------------------------------------
COMMUNICATIONS -- 0.20%
  Nokia Oy AB.........................       1,703   $    98,774
GERMANY -- 1.01%
--------------------------------------
AUTOMOBILES -- 0.12%
  Porsche AG..........................          64        56,564
HEALTH PRODUCTS & CARE -- 0.89%
  Fresenius AG........................       1,700       351,313
  Fresenius Medical Care AG...........       1,058        85,222
                                                      ----------
                                                         436,535
                                                      ----------
    Total Germany.....................                   493,099
UNITED STATES -- 0.14%
--------------------------------------
FOOD & BEVERAGES -- 0.14%
  Quilmes Industrial Quinsa -- ADR....       7,700        70,263
                                                      ----------
    Total Preferred Stocks
      (cost $662,331).................                   728,498
                                                      ----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $42,282,196)..................               $48,919,581
                                                      ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                            JNL/ALGER GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS -- 94.49%
--------------------------------------
AEROSPACE & DEFENSE -- 3.77%
  Boeing Co. .........................       6,500   $   691,437
  Gulfstream Aerospace Corp.(a).......       7,100       172,175
  Ingram Micro, Inc.(a)...............      17,000       391,000
  United Technologies Corp. ..........       2,800       184,800
                                                     -----------
                                                       1,439,412
APPAREL -- 0.57%
  Tommy Hilfiger Corp.(a).............       4,500       216,000
BANKS -- 4.43%
  Chase Manhattan Corp. ..............       9,000       803,250
  Citicorp............................       8,600       885,800
                                                     -----------
                                                       1,689,050
BROADCASTING -- 0.44%
  Univision Communications, Inc.(a)...       4,500       166,500
BUILDING & CONSTRUCTION -- 0.41%
  Case Corp. .........................       2,900       158,050
CHEMICALS -- 2.06%
  Monsanto Co. .......................      20,200       785,275
COMPUTERS & TECHNOLOGY -- 19.81%
  Cisco Systems, Inc.(a)..............      19,000     1,208,875
  Computer Associates International,
    Inc. .............................       2,900       144,275
  Compuware Corp.(a)..................       8,000       401,000
  First Data Corp. ...................      26,056       951,044
  Hewlett Packard Co. ................       5,500       276,375
  Informix Corp.(a)...................      22,000       448,250
  Intel Corp. ........................       9,700     1,270,094
  Linear Technology Corp. ............       5,200       228,150
  Microsoft Corp.(a)..................       9,000       743,625
  Parametric Technology Corp.(a)......       6,900       354,487
  Sabre Group Holdings, Inc.(a).......       5,400       150,525
  Sun Microsystems, Inc.(a)...........      16,000       411,000
  Sundstrand Corp. ...................       9,500       403,750
  3Com Corp.(a).......................       7,700       564,987
                                                     -----------
                                                       7,556,437
CONSUMER PRODUCTS -- 0.93%
  CUC International, Inc.(a)..........      15,000       356,250
DRUGS -- 6.23%
  Eli Lilly & Co. ....................      11,400       832,200
  Merck & Company, Inc. ..............      13,000     1,030,250
  Pfizer, Inc. .......................       6,200       513,825
                                                     -----------
                                                       2,376,275
ELECTRICAL EQUIPMENT -- 2.52%
  Boston Scientific Corp.(a)..........       4,500       270,000
  General Electric Co. ...............       7,000       692,125
                                                     -----------
                                                         962,125

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
ELECTRONICS -- 7.64%
  Adaptec, Inc(a).....................      23,200   $   928,000
  Altera Corp.(a).....................      10,300       748,681
  Maxim Integrated Products(a)........       3,900       168,675
  Picturetel Corp.(a).................      12,400       322,400
  Tellabs, Inc.(a)....................      10,000       376,250
  Xilinx, Inc.(a).....................      10,000       368,125
                                                     -----------
                                                       2,912,131
ENERGY SERVICES -- 2.03%
  Halliburton Co. ....................       8,900       536,225
  Tidewater, Inc. ....................       5,300       239,825
                                                     -----------
                                                         776,050
FINANCE COMPANIES -- 4.11%
  Green Tree Financial Corp. .........       8,000       309,000
  MBNA Corp. .........................       4,550       188,825
  MGIC Investment Corp. ..............       4,700       357,200
  Money Store (The), Inc. ............      12,000       331,500
  Schwab Charles Corp. ...............      11,900       380,800
                                                     -----------
                                                       1,567,325
GAMING -- 0.73%
  Mirage Resorts, Inc.(a).............      12,800       276,800
HEALTH CARE & PRODUCTS -- 7.45%
  Biochemical Pharmaceuticals,
    Inc.(a)...........................       7,100       356,775
  Bristol Myers Squibb Co. ...........       3,500       380,625
  Columbia HCA/Healthcare Corp. ......      15,500       631,625
  Medtronic, Inc. ....................      10,100       686,800
  Warner Lambert Co. .................      10,500       787,500
                                                     -----------
                                                       2,843,325
HOSPITALITY -- 2.60%
  Boston Chicken, Inc.(a).............      10,900       391,038
  Lone Star Steakhouse & Saloon(a)....      12,800       342,400
  Outback Steakhouse, Inc.(a).........       2,500        66,875
  Safeway, Inc.(a)....................       4,500       192,375
                                                     -----------
                                                         992,688
INDUSTRIAL MACHINERY -- 0.56%
  Tyco International, Ltd. ...........       4,000       211,500
INSURANCE -- 3.84%
  American International Group,
    Inc. .............................      10,000     1,082,500
  Equifax, Inc. ......................      12,500       382,813
                                                     -----------
                                                       1,465,313
LEISURE TIME & RECREATION -- 1.36%
  International Game Technology.......      28,500       520,125
MERCHANDISING -- 2.82%
  Nike, Inc. Class B..................      12,500       746,875
  9 West Group, Inc.(a)...............       3,000       139,125
  TJX Companies, Inc. ................       4,000       189,500
                                                     -----------
                                                       1,075,500



                     See notes to the financial statements.

                            JNL/ALGER GROWTH SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
OIL -- 2.29%
  BJ Services Co.(a)..................       3,800   $   193,800
  Schlumberger Ltd. ..................       5,000       499,375
  Smith International, Inc.(a)........       4,000       179,500
                                                     -----------
                                                         872,675
RETAIL -- 5.66%
  Dollar General Corp. ...............       7,000       224,000
  Gucci Group N V.....................       7,600       485,450
  Home Depot, Inc. ...................      19,500       977,438
  Office Max, Inc.(a).................      25,800       274,125
  Rite Aid Corp. .....................       5,000       198,750
                                                     -----------
                                                       2,159,763
SERVICE INDUSTRIES -- 3.49%
  Loewen Group, Inc. .................      13,200       516,450
  Service Corp. International.........      29,000       812,000
                                                     -----------
                                                       1,328,450
TELECOMMUNICATIONS -- 5.51%
  Ascend Communications, Inc.(a)......       6,100       378,962
  Cascade Communications Co.(a).......       4,400       242,550
  LCI International, Inc.(a)..........       4,700       101,050
  Nokia Corp..........................       4,100       236,263
  Pairgain Technologies, Inc. (a).....       4,400       133,925
  Qualcomm, Inc. (a)..................       5,000       199,375
  Telecomunicacoes Brasileiras SA --
    ADR...............................       6,400       489,600
  WorldCom, Inc.(a)...................      12,300       320,569
                                                     -----------
                                                       2,102,294

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
TEXTILES -- 0.97%
  Cintas Corp. .......................       6,300   $   370,125
WASTE DISPOSAL -- 2.26%
  United Waste Systems, Inc.(a).......       8,800       302,500
  USA Waste Services, Inc.(a).........      17,500       557,812
                                                     -----------
                                                         860,312
                                                     -----------
    Total Common Stocks
      (cost $32,375,066)..............                36,039,750
                                                     -----------


                                        PRINCIPAL
                                          AMOUNT
                                        ----------
SHORT-TERM INVESTMENTS -- 5.51%
--------------------------------------
MONEY MARKET FUNDS -- 4.47%
  State Street Global Advisor Fund,
    5.38%(b)..........................  $1,703,214     1,703,214
U.S. TREASURY BILLS -- 1.04%
  4.80%, 02/20/1997...................     400,000       397,333
                                                     -----------
    Total Short-Term Investments
      (cost $2,100,547)...............                 2,100,547
                                                     -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $34,475,613)..................               $38,140,297
                                                     ===========

-------------------------
(a) Non-income producing.

(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                       MARKET
                                          SHARES       VALUE
                                          ------       ------
COMMON STOCKS -- 96.42%
---------------------------------------
APPAREL & TEXTILES -- 0.57%
  Intimate Brands, Inc. ...............      600     $   10,200
AUTOMOBILES -- 0.53%
  Ford Motor Co. ......................      300          9,562
BANKS -- 2.79%
  BankAmerica Corp. ...................      200         19,950
  Mellon Bank Corp. ...................      150         10,650
  NationsBank Corp. ...................      200         19,550
                                                     ----------
                                                         50,150
BUILDING CONSTRUCTION -- 0.38%
  Harsco Corp. ........................      100          6,850
BUSINESS SERVICES -- 4.18%
  CUC International Inc.(a)............      850         20,187
  First Data Corp. ....................      500         18,250
  Omnicom Group........................      800         36,600
                                                     ----------
                                                         75,037
COMPUTERS AND BUSINESS EQUIPMENT -- 3.02%
  Cisco Systems, Inc.(a)...............      300         19,088
  Hewlett Packard Co. .................      700         35,175
                                                     ----------
                                                         54,263
DOMESTIC OIL -- 1.95%
  Ashland, Inc. .......................      800         35,100
DRUGS & HEALTH CARE -- 6.44%
  Abbott Laboratories..................      200         10,150
  Johnson & Johnson....................      500         24,875
  Lilly Eli & Co.......................      300         21,900
  Merck & Co., Inc. ...................      300         23,775
  Pfizer, Inc. ........................      300         24,862
  SmithKline Beecham PLC...............      150         10,200
                                                     ----------
                                                        115,762
ELECTRIC UTILITIES -- 4.76%
  FPL Group, Inc. .....................      250         11,500
  Nipsco Industries, Inc. .............      300         11,888
  Pacificorp...........................    1,500         30,750
  Teco Energy, Inc. ...................    1,300         31,363
                                                     ----------
                                                         85,501
ELECTRICAL EQUIPMENT -- 8.15%
  Atmel Corp.(a).......................    1,000         33,125
  General Electric Co. ................      400         39,550
  Philips Electronics NV...............    1,000         40,000
  Westinghouse Electric Corp. .........    1,700         33,787
                                                     ----------
                                                        146,462
ELECTRONICS -- 4.20%
  Ericsson L M Tel Co. ................      700         21,131
  General Motors Corp. Series E........      500         28,125
  Intel Corp. .........................      200         26,188
                                                     ----------
                                                         75,444
FINANCIAL SERVICES -- 7.09%
  American Express Corp................      300         16,950
  Chase Manhattan Corp.................      400         35,700
  Federal Home Loan Mortgage Corp. ....      200         22,025
  Federal National Mortgage
    Association........................      600         22,350
  Travelers Group, Inc. ...............      666         30,220
                                                     ----------
                                                        127,245

                                                       MARKET
                                          SHARES       VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
---------------------------------------
FOOD & BEVERAGES -- 1.57%
  Heinz H J Co. .......................      300     $   10,725
  Pepsico, Inc. .......................      600         17,550
                                                     ----------
                                                         28,275
GAS AND PIPELINE UTILITIES -- 2.69%
  American Water Works, Inc............      600         12,375
  UGI Corp. ...........................      500         11,188
  Wicor, Inc. .........................      300         10,763
  Williams Cos., Inc. .................      375         14,063
                                                     ----------
                                                         48,389
GAS EXPLORATION -- 1.80%
  Enron Corp. .........................      750         32,344
HOTELS AND RESTAURANTS -- 1.54%
  Marriott International, Inc. ........      500         27,625
HOUSEHOLD APPLIANCES & FURNISHINGS --
  1.72%
  Sunbeam Corp. .......................    1,200         30,900
HOUSEHOLD PRODUCTS -- 5.37%
  Black & Decker Corp..................    1,100         33,137
  Gillette Co. ........................      400         31,100
  Procter & Gamble Co. ................      300         32,250
                                                     ----------
                                                         96,487
INDUSTRIAL MACHINERY -- 1.84%
  Thermo Electron Corp(a)..............      800         33,000
INSURANCE -- 3.68%
  Allstate Corp........................      400         23,150
  American International Group,
    Inc. ..............................      300         32,475
  Marsh & McLennan Companies, Inc. ....      100         10,400
                                                     ----------
                                                         66,025
INTERNATIONAL OIL -- 4.77%
  Exxon Corp...........................      100          9,800
  Mobil Corp. .........................      100         12,225
  Royal Dutch Petroleum Co. ...........      200         34,150
  Texaco, Inc. ........................      300         29,437
                                                     ----------
                                                         85,612
OFFICE FURNISHINGS AND SUPPLIES --
  0.58%
  Wallace Computer Services, Inc. .....      300         10,350
PLASTICS -- 1.33%
  Illinois Tool Works, Inc. ...........      300         23,962
PUBLISHING -- 0.64%
  McGraw Hill Companies, Inc. .........      250         11,531
REAL ESTATE -- 3.45%
  Cali Realty Corp. ...................      300          9,263
  Duke Realty Investments, Inc. .......      200          7,700
  Haagen Alexander Properties, Inc. ...      450          6,638
  Nationwide Health Properties,
    Inc. ..............................      300          7,275
  Rouse Co. ...........................      450         14,288
  Storage Trust Realty.................      300          8,100
  Sun Communities, Inc. ...............      250          8,625
                                                     ----------
                                                         61,889
RETAIL TRADE -- 3.83%
  Home Depot, Inc. ....................      500         25,062
  Kohls Corp. (a)......................      500         19,625
  Walgreen Co. ........................      600         24,000
                                                     ----------
                                                         68,687



                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                       MARKET
                                          SHARES       VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
---------------------------------------
SOFTWARE -- 2.08%
  Microsoft Corp.(a)...................      200     $   16,525
  Oracle Systems Corp.(a)..............      500         20,875
                                                     ----------
                                                         37,400
TELECOMMUNICATIONS -- 7.53%
  AT&T.................................      900         39,150
  Alltel Corp. ........................      350         10,981
  Bell Atlantic Corp. .................      500         32,375
  Frontier Corp. ......................      400          9,050
  GTE Corp. ...........................      200          9,100
  Telefonica de Espana SA..............      500         34,625
                                                     ----------
                                                        135,281
TELECOMMUNICATION SERVICES -- 1.70%
  Telecomunicacoes Brasileiras.........      400         30,600
TOBACCO -- 6.24%
  American Brands, Inc. ...............      700         34,737
  Philip Morris Companies Inc. ........      400         45,050
  UST, Inc. ...........................    1,000         32,375
                                                     ----------
                                                        112,162
                                                     ----------
    Total Common Stocks
      (cost $1,651,495)................               1,732,095
                                                     ----------
PREFERRED STOCKS -- 3.58%
---------------------------------------
FINANCIAL SERVICES -- 0.65%
  Sci Finances LLC.....................      125         11,766
HOUSEHOLD PRODUCTS -- 0.71%
  Corning Delaware LP..................      200         12,725

                                                       MARKET
                                          SHARES       VALUE
                                          ------       ------
PREFERRED STOCKS (CONTINUED)
---------------------------------------
INSURANCE -- 0.51%
  Jefferson Pilot Corp. ...............      100     $    9,100
LEISURE TIME -- 0.45%
  AMC Entertainment, Inc. .............      300          8,100
RESTAURANT -- 0.58%
  Wendy's..............................      200         10,400
RETAIL TRADE -- 0.68%
  Kmart................................      250         12,187
                                                     ----------
    Total Preferred Stocks
      (cost $65,149)...................                  64,278
                                                     ----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
  (cost $1,716,644)....................              $1,796,373
                                                     ==========
CALL OPTIONS WRITTEN
---------------------------------------


COMMON STOCK/EXPIRATION                                MARKET
DATE/EXERCISE PRICE                      CONTRACTS     VALUE
---------------------------------------    -----     ----------
General Motors Corp./January 17,
  1997/$55(b)..........................        5     $   (1,500)



-------------------------
(a) Non-income producing.

(b) Security represents the only call option written in reporting period.

                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                       MARKET
                                            SHARES     VALUE
                                            ------     ------
COMMON STOCKS -- 100%
------------------------------------------
APPAREL & TEXTILES -- 3.63%
  Barry R G Corp(a).......................   6,000   $   66,000
BUSINESS SERVICES -- 2.60%
  Wackenhut Corp..........................   3,100       47,275
CHEMICALS -- 2.64%
  Tetra Technologies, Inc.(a).............   1,900       47,975
COMMERCIAL SERVICES -- 4.39%
  NCO Group Inc.(a).......................     500        8,437
  Superior Services, Inc(a)...............   3,500       71,313
                                                     ----------
                                                         79,750
COMMUNICATIONS EQUIPMENT -- 4.59%
  Ampex Corp.(a)..........................   7,000       65,625
  RMH Teleservices Inc.(a)................   2,300       17,825
                                                     ----------
                                                         83,450
CONSTRUCTION -- 8.50%
  Hughes Supply Inc.......................   2,000       86,250
  Lennar Corp.............................   2,500       68,125
                                                     ----------
                                                        154,375
DRUGS & HEALTH CARE -- 2.89%
  Angeion Corp.(a)........................  15,000       52,500
ELECTRONICS -- 5.02%
  Computational Systems, Inc.(a)..........   2,000       38,500
  Computer Products Inc.(a)...............   2,700       52,650
                                                     ----------
                                                         91,150
ENVIRONMENTAL -- 7.12%
  Envirosource, Inc.(a)...................  13,300       35,744
  IMCO Recycling, Inc.....................   6,400       93,600
                                                     ----------
                                                        129,344
FINANCIAL SERVICES -- 4.24%
  Legg Mason, Inc.........................   2,000       77,000

                                                       MARKET
                                            SHARES     VALUE
                                            ------     ------
COMMON STOCKS (CONTINUED)
------------------------------------------
HOTELS AND RESTAURANTS -- 10.05%
  Apple South, Inc........................  3,000    $   40,500
  Bristol Hotel Co.(a)....................  2,000        63,500
  Capstar Hotel Co.(a)....................  4,000        78,500
                                                     ----------
                                                        182,500
MAINTENANCE -- 3.73%
  American Residential Services,
    Inc.(a)...............................  2,500        67,812
PETROLEUM SERVICES -- 13.57%
  Camco International, Inc................  1,100        50,737
  Marine Drilling Companies, Inc.(a)......  4,100        80,719
  Precision Drilling Corp(a)..............  1,100        38,225
  Trico Marine Services, Inc.(a)..........  1,600        76,800
                                                     ----------
                                                        246,481
PUBLISHING -- 11.12%
  Houghton Mifflin Co.....................  1,200        67,950
  National Education Corp(a)..............  5,000        76,250
  World Color Press, Inc.(a)..............  3,000        57,750
                                                     ----------
                                                        201,950
RACETRACKS -- 3.39%
  International Speedway Corp(a)..........  3,000        61,500
REAL ESTATE -- 5.78%
  Mid-America Apartment Communities,
    Inc...................................  1,600        46,200
  Public Storage, Inc.....................  1,900        58,900
                                                     ----------
                                                        105,100
RETAIL -- 6.74%
  Cash America International, Inc.........  8,000        68,000
  Ugly Duckling Corp.(a)..................  2,800        54,600
                                                     ----------
                                                        122,600
                                                     ----------
TOTAL INVESTMENTS -- 100%
------------------------------------------
  (cost $1,603,053).......................           $1,816,762
-------------------------                            ==========
(a) Non-income producing.

                     See notes to the financial statements.

                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS -- 51.05%
--------------------------------------
AEROSPACE & AIRCRAFT -- 1.21%
  AlliedSignal, Inc. .................       1,700   $   113,900
  Boeing Co. .........................       1,700       180,838
                                                      ----------
                                                         294,738
APPAREL -- 0.71%
  Nike, Inc., Class B.................       2,900       173,275
AUTOMOBILES -- 0.18%
  Chrysler Corp. .....................       1,300        42,900
BROADCASTING -- 0.44%
  Westinghouse Electric Corp. ........       5,400       107,325
BANKS -- 3.01%
  BankAmerica Corp. ..................       1,300       129,675
  Chase Manhattan Corp. ..............       1,300       116,025
  Citicorp............................       1,500       154,500
  First USA, Inc. ....................       5,300       183,513
  Mellon Bank Corp. ..................       1,250        88,750
  NationsBank Corp. ..................         600        58,650
                                                      ----------
                                                         731,113
BUSINESS SERVICES -- 1.52%
  Cognizant Corp. ....................       4,000       132,000
  First Data Corp. ...................       3,800       138,700
  New York Times Co. .................       1,500        57,000
  Service Corp. International.........       1,500        42,000
                                                      ----------
                                                         369,700
CHEMICALS -- 1.43%
  DuPont EI & Co. De Neumours.........       1,700       160,437
  Monsanto Co. .......................       4,800       186,600
                                                      ----------
                                                         347,037
COMPUTERS & TECHNOLOGY -- 7.27%
  Computer Associates International,
    Inc. .............................       3,250       161,688
  Cisco Systems, Inc.(a)..............       6,600       419,925
  GT Interactive Software Corp.(a) ...       3,000        21,375
  International Business Machines
    Corp. ............................       2,000       302,000
  Microsoft Corp.(a)..................       1,500       123,938
  Oracle Systems Corp.(a).............       5,000       208,750
  Sun Microsystems, Inc.(a)...........       8,000       205,500
  3Com Corp.(a).......................       3,100       227,463
  Xerox Corp. ........................       1,800        94,725
                                                      ----------
                                                       1,765,364
CONGLOMERATES -- 1.46%
  General Electric Co. ...............       3,000       296,625
  Tyco International, Ltd. ...........       1,100        58,163
                                                      ----------
                                                         354,788
CONSUMER PRODUCTS -- 2.36%
  Colgate Palmolive Co. ..............         800        73,800
  Gillette Co. .......................       2,100       163,275
  Minnesota Mining & Manufacturing
    Co. ..............................       1,200        99,450
  Proctor & Gamble Co. ...............       2,200       236,500
                                                      ----------
                                                         573,025

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS (CONTINUED)
--------------------------------------
DRUGS -- 0.94%
  Bristol Myers Squibb Co. ...........       1,700    $  184,875
  Lilly Eli & Co. ....................         600        43,800
                                                      ----------
                                                         228,675
ELECTRONICS -- 3.58%
  Boston Scientific Corp.(a) .........       2,000       120,000
  Emerson Electric Co. ...............         300        29,025
  Honeywell, Inc. ....................       2,000       131,500
  Intel Corp. ........................       2,700       353,531
  Micron Technology, Inc. ............       1,800        52,425
  Perkin-Elmer Corp. .................       1,900       111,862
  Texas Instruments, Inc. ............       1,100        70,125
                                                      ----------
                                                         868,468
ENTERTAINMENT -- 0.43%
  Disney, Walt Co. ...................       1,500       104,437
FINANCIAL SERVICES -- 2.33%
  Conseco, Inc. ......................       2,800       178,500
  MBNA Corp. .........................       2,000        83,000
  T. Rowe Price & Assoc., Inc. .......       3,150       137,025
  Travelers Group, Inc. ..............       3,666       166,345
                                                      ----------
                                                         564,870
FOOD & BEVERAGES -- 2.06%
  Campbell Soup Co. ..................       1,300       104,325
  Coca-Cola Co. ......................       2,300       121,038
  Pepsico, Inc. ......................       8,600       251,550
  Seagram Ltd. .......................         600        23,250
                                                      ----------
                                                         500,163
HEALTH PRODUCTS & CARE -- 4.40%
  Abbott Laboratories.................       1,200        60,900
  American Home Products Corp. .......       2,600       152,425
  Amgen, Inc.(a)......................       1,600        87,000
  Columbia/HCA Healthcare Corp. ......       6,000       244,500
  Johnson & Johnson...................       2,000        99,500
  Merck & Co., Inc. ..................       2,800       221,900
  Pfizer, Inc. .......................       1,900       157,462
  Warner Lambert Co. .................         600        45,000
                                                      ----------
                                                       1,068,687
HOTEL -- 1.42%
  Hospitality Franchise Systems,
    Inc.(a)...........................       2,500       149,375
  Hilton Hotels Corp. ................       3,500        91,438
  Marriott International, Inc. .......       1,900       104,975
                                                      ----------
                                                         345,788

                     See notes to the financial statements.

                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------


COMMON STOCKS (CONTINUED)
--------------------------------------
INSURANCE -- 2.90%
  Allstate Corp. .....................       4,200     $  243,075
  American International Group,
    Inc. .............................       1,400        151,550
  Chubb Corp. ........................         900         48,375
  ITT Hartford Group, Inc. ...........         500         33,750
  Marsh & McLennan Cos., Inc. ........       1,000        104,000
  TIG Holdings, Inc. .................       3,600        121,950
                                                       ----------
                                                          702,700
MACHINERY -- 0.98%
  Deere & Co. ........................       2,700        109,687
  Dover Corp. ........................       1,400         70,350
  Thermo Electron Corp.(a)............       1,400         57,750
                                                       ----------
                                                          237,787
OIL & GAS -- 7.01%
  Anadarko Petroleum Corp. ...........       1,500         97,125
  Apache Corp. .......................       2,700         95,513
  Baker Hughes, Inc. .................       3,300        113,850
  Chevron Corp. ......................       2,800        182,000
  Columbia Gas Systems, Inc. .........       1,500         95,437
  Consolidated Natural Gas Co. .......       2,000        110,500
  Enron Oil & Gas Co. ................       3,200         80,800
  Ensco International, Inc.(a)........       2,000         97,000
  Exxon Corp. ........................       1,500        147,000
  Halliburton Co. ....................       2,000        120,500
  Mobil Corp. ........................         200         24,450
  Noble Affiliates, Inc. .............       3,500        167,562
  Royal Dutch Petroleum Co. ..........         700        119,525
  Schlumberger Ltd. ..................       1,500        149,813
  Transocean Offshore, Inc. ..........       1,600        100,200
                                                       ----------
                                                        1,701,275
REAL ESTATE -- 0.21%
  Redwood Trust, Inc. ................       1,400         52,150
RETAIL -- 3.32%
  CVS Corp. ..........................       1,400         57,925
  Home Depot, Inc. ...................       3,500        175,437
  Lowe's Companies, Inc. .............       3,000        106,500
  Office Depot, Inc.(a)...............         500          8,875
  Petsmart, Inc.(a)...................       4,500         98,437
  Safeway Stores, Inc.(a).............       5,200        222,300
  Staples, Inc.(a)....................       7,500        135,469
                                                       ----------
                                                          804,943
TELECOMMUNICATIONS -- 0.61%
  Ameritech Corp. ....................       1,000         60,625
  Bell Atlantic Corp. ................       1,000         64,750
  Lucent Technologies, Inc. ..........         500         23,125
                                                       ----------
                                                          148,500
TRANSPORTATION -- 0.39%
Tidewater, Inc. ....................         2,100         95,025

                                                        MARKET
                                           SHARES        VALUE
                                           ------       ------


COMMON STOCKS (CONTINUED)
--------------------------------------

WASTE DISPOSAL -- 0.88%
  Philip Environmental, Inc.(a).......       3,500        50,750
  Republic Industries, Inc.(a)........       1,500        46,781
  USA Waste Services, Inc.(a).........       3,600       114,750
                                                      ----------
                                                         212,281
                                                      ----------
    Total Common Stocks
      (cost $11,738,209)..............                12,395,014
                                                      ----------
                                        PRINCIPAL
       CORPORATE BONDS -- 0.11%           AMOUNT
--------------------------------------  ----------
FINANCIAL -- 0.04%
  Astra (144a)
    8.750%, 08/07/2003................  $   10,000        10,150
INDUSTRIAL -- 0.07%
  Buckeye Cellulos
    9.250%, 09/15/2008................      15,000        15,600
                                                      ----------
    Total Corporate Bonds
      (cost $24,875)..................                    25,750
                                                      ----------
MUNICIPAL BONDS -- 0.17%
--------------------------------------
CALIFORNIA -- 0.06%
  Long Beach Pension Obligation -- FSA
    Insured, 6.87%, 09/01/2006........       5,000         4,961
  San Bernardino County Authority
    Pension -- MBIA Insured, 6.94%,
    08/01/2009........................       5,000         4,962
  Ventura County Municipal Bond -- FSA
    Insured, 6.58%, 11/01/2006........       5,000         4,902
                                                      ----------
                                                          14,825
FLORIDA -- 0.11%
  Miami Beach Pension Project -- AMBAC
    Insured, 8.60%, 09/01/2021........      10,000        10,698
  University of Miami -- MBIA Insured
    Adjustable Rate, 7.65%,
    04/01/2020........................      15,000        15,132
                                                      ----------
                                                          25,830
                                                      ----------
    Total Municipal Bonds
      (cost $40,970)..................                    40,655
                                                      ----------
U.S. GOVERNMENT SECURITIES -- 36.57%
--------------------------------------
U.S. TREASURY NOTES -- 20.20%
  6.875%, 07/31/1999..................     200,000       204,062
  6.250%, 10/31/2001..................     500,000       500,470
  5.875%, 11/30/2001..................   1,000,000       985,470
  5.875%, 11/15/2005..................     300,000       289,266
  6.500%, 10/15/2006..................   2,900,000     2,915,863
  6.000%, 02/15/2026..................      10,000         9,102
                                                      ----------
                                                       4,904,233
U.S. GOVERNMENTAL AGENCIES -- 16.37%
  Resolution Trust Corporation Strip
    Interest, 6.80%, 05/25/2027.......      95,896        94,901

                     See notes to the financial statements.


                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
U.S. GOVERNMENT SECURITIES (CONTINUED)
--------------------------------------
U.S. GOVERNMENTAL AGENCIES (CONTINUED)
--------------------------------------
  Government National Mortgage
    Association
    6.50%, 12/15/2023.................  $  270,829   $   259,912
    6.50%, 04/15/2026.................   3,795,555     3,620,010
                                                      ----------
                                                       3,879,922
                                                      ----------
    Total U.S. Government Securities
      (cost $8,920,638)...............                 8,879,056
                                                      ----------
MORTGAGE BACKED SECURITIES -- 1.26%
--------------------------------------
  Countrywide Mortgage Backed
    Securities, Inc., 8.00%,
    12/25/2026........................      95,806        97,213
  DLJ Mortgage Acceptance Corp. 1996-
    CF1 A1B, (144a), 7.58%,
    03/13/2028........................      50,000        51,688
  Green Tree 1996-4 A6, 7.40%,
    06/15/2027........................      15,000        15,126
  Residential Funding Mortgage
    Security I
    6.75%, 03/25/2011.................      97,126        95,062
  TLFC Equipment Lease Trust
    5.98%, 11/20/2002.................      48,244        48,123
                                                      ----------
    Total Mortgage Backed Securities
      (cost $308,906).................                   307,212
                                                      ----------

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
SHORT-TERM INVESTMENTS -- 10.84%
--------------------------------------
COMMERCIAL PAPER -- 10.84%
  Albertsons, Inc.
    5.38%, 01/28/1997.................  $  265,000   $   263,931
  Amoco Co.
    5.25%, 01/06/1997.................     315,000       314,770
  Gannett, Inc.
    5.35%, 01/10/1997.................     550,000       549,264
  General Electric Capital Corp.
    5.37%, 01/13/1997.................     300,000       299,463
  Proctor & Gamble
    5.33%, 01/07/1997.................     330,000       329,707
  Receivables Capital Corp.
    5.55%, 02/14/1997.................     525,000       521,439
  Schering Corp.
    5.45%, 01/30/1997.................     355,000       353,441
                                                      ----------
    Total Short-Term Investments
      (cost $2,632,015)...............                 2,632,015
                                                      ----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $23,665,613)..................               $24,279,702
                                                      ==========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                  JNL/PHOENIX INVESTMENT COUNSEL GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS -- 90.56%
---------------------------------------
AEROSPACE & AIRCRAFT -- 2.64%
  AlliedSignal, Inc. ..................     3,200   $   214,400
  Boeing Co. ..........................     2,100       223,387
  United Technologies Corp. ...........     3,000       198,000
                                                    -----------
                                                        635,787
BANKS -- 6.33%
  Ahmanson H F & Co. ..................     6,700       217,750
  BankAmerica Corp. ...................     2,200       219,450
  Citicorp.............................     3,100       319,300
  MBNA Corp. ..........................     5,600       232,400
  NationsBank Corp. ...................     1,100       107,525
  Republic NY Corp.....................     2,600       212,225
  Wells Fargo & Co. ...................       800       215,800
                                                    -----------
                                                      1,524,450
BUSINESS SERVICES -- 2.67%
  ADT Ltd. ............................     9,500       217,312
  Cognizant Corp. .....................     6,700       221,100
  First Data Corp......................     5,600       204,400
                                                    -----------
                                                        642,812
CHEMICALS -- 2.74%
  Du Pont E I De Nemours & Co. ........     2,300       217,063
  IMC Global, Inc. ....................     5,700       223,013
  Potash Corp. ........................     2,600       221,000
                                                    -----------
                                                        661,076
COMPUTERS & SOFTWARE -- 11.07%
  Cisco Systems, Inc.(a)...............    10,600       674,425
  Compaq Computer Corp(a)..............     4,400       326,700
  Computer Associates International,
    Inc. ..............................     5,800       288,550
  Hewlett Packard Co. .................     2,100       105,525
  International Business Machines
    Corp...............................     3,000       453,000
  Microsoft Corp.(a)...................     5,300       437,912
  3Com Corp(a).........................     5,200       381,550
                                                    -----------
                                                      2,667,662
CONFECTIONS & BEVERAGES -- 2.59%
  Coca-Cola Co. .......................     9,000       473,625
  Pepsico, Inc. .......................     5,100       149,175
                                                    -----------
                                                        622,800
CONSUMER PRODUCTS -- 8.85%
  Colgate Palmolive Co. ...............     2,400       221,400
  Crown Cork & Seal, Inc. .............     4,300       233,813
  Eastman Kodak Co. ...................     1,300       104,325
  Gillette Co. ........................     3,100       241,025
  Philip Morris Cos, Inc. .............     6,000       675,750
  Procter & Gamble Co. ................     2,000       215,000
  Seagram Co. Ltd. ....................     5,500       213,125
  Unilever NV..........................     1,300       227,825
                                                    -----------
                                                      2,132,263

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS (CONTINUED)
---------------------------------------
DIVERSIFIED -- 0.90%
  Tyco International, Ltd. ............     4,100   $   216,787



ELECTRONICS -- 9.93%
  Adaptec, Inc.(a).....................     5,100       204,000
  Atmel Corp.(a).......................     3,100       102,687
  Boston Scientific Corp.(a)...........     3,600       216,000
  Checkpoint Systems, Inc.(a)..........     3,100        76,725
  General Electric Corp. ..............     4,600       454,825
  Intel Corp. .........................     5,300       693,969
  Perkin Elmer Corp. ..................     3,900       229,612
  Raychem Corp. .......................     4,000       320,500
  S3, Inc.(a)..........................     5,700        92,625
                                                    -----------
                                                      2,390,943
FINANCIAL SERVICES -- 5.99%
  Allstate Corp. ......................     3,700       214,137
  American Express Co. ................     4,000       226,000
  Chase Manhattan Corp.................     3,600       321,300
  Federal National Mortgage
    Association........................     6,200       230,950
  First USA Inc. ......................     6,600       228,525
  Travelers Group, Inc. ...............     4,900       222,337
                                                    -----------
                                                      1,443,249
HEALTH PRODUCTS & CARE -- 1.79%
  Columbia/HCA Healthcare Corp. .......     5,300       215,975
  Mallinckrodt, Inc. ..................     4,900       216,213
                                                    -----------
                                                        432,188
INSURANCE -- 2.03%
  Conseco, Inc. .......................     3,400       216,750
  Equifax, Inc. .......................     5,100       156,187
  SunAmerica, Inc. ....................     2,600       115,375
                                                    -----------
                                                        488,312
MEDICAL SERVICES & SUPPLIES -- 10.02%
  American Home Products Corp. ........     3,700       216,913
  Amgen, Inc.(a).......................     3,800       206,625
  Centocor(a)..........................     3,100       110,825
  Johnson & Johnson....................     4,300       213,925
  Medtronic, Inc. .....................     3,200       217,600
  Merck & Co. .........................     8,400       665,700
  Pharmacia & Upjohn, Inc. ............     5,600       221,900
  Pfizer, Inc. ........................     5,500       455,813
  Warner Lambert, Co. .................     1,400       105,000
                                                    -----------
                                                      2,414,301



                     See notes to the financial statements.

                  JNL/PHOENIX INVESTMENT COUNSEL GROWTH SERIES

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS (CONTINUED)
---------------------------------------
OIL & GAS -- 11.28%
  Anadarko Petroleum Corp. ............     3,200   $   207,200
  BJ Services Co.(a)...................     6,500       331,500
  Burlington Resources, Inc. ..........     2,100       105,788
  Diamond Offshore Drilling(a).........     5,900       336,300
  Dresser Industries, Inc. ............     4,100       127,100
  Elf Aquitaine Sponsored -- ADR.......     5,500       248,875
  Ensco International, Inc.(a).........     5,300       257,050
  Halliburton Co. .....................     5,300       319,325
  Louisiana Land & Exploration Co. ....     3,900       209,138
  Rowan Cos, Inc.(a)...................     4,500       101,813
  Schlumberger, Ltd. ..................     2,100       209,737
  Tidewater, Inc. .....................     5,800       262,450
                                                    -----------
                                                      2,716,276
RETAIL -- 7.51%
  American Stores, Co. ................     5,300       216,638
  CVS Corp. ...........................     5,400       223,425
  Federated Department Stores,
    Inc.(a)............................     6,500       221,813
  Home Depot, Inc. ....................     9,000       451,125
  Price/Costco, Inc.(a)................    13,600       341,700
  TJX Cos, Inc. .......................     7,500       355,312
                                                    -----------
                                                      1,810,013
TELECOMMUNICATIONS -- 2.86%
  Ameritech Corp. .....................     3,800       230,375
  GTE Corp.............................     5,100       232,050
  SBC Communications, Inc. ............     4,400       227,700
                                                    -----------
                                                        690,125
TRANSPORTATION -- 1.36%
  Burlington Northern Sante Fe.........     3,800       328,225
                                                    -----------
    Total Common Stocks
      (cost $21,526,921)...............              21,817,269
                                                    -----------

                                         PRINCIPAL    MARKET
                                          AMOUNT      VALUE
                                          ------      ------
SHORT-TERM INVESTMENTS -- 9.44%
---------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.40%
  Federal Home Loan Mortgage,
    5.23%, 01/16/1997..................   $ 97,000   $    96,789
COMMERCIAL PAPER -- 9.04%
  Amoco
    5.25%, 01/06/1997..................    485,000       484,646
  Ciesco L P
    5.38%, 01/09/1997..................    300,000       299,642
    5.38%, 01/13/1997..................    255,000       254,543
  Gannett, Inc.
    5.35%, 01/10/1997..................     55,000        54,926
  General Electric Co.
    5.28%, 01/08/1997..................    420,000       419,569
  General Electric Cap Corp.
    5.37%, 01/14/1997..................    430,000       429,166
  International Lease Finance Corp.
    5.35%, 01/17/1997..................    235,000       234,441
                                                     -----------
                                                       2,176,933
                                                     -----------
    Total Short-Term Investments
      (cost $2,273,722)................                2,273,722
                                                     -----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
  (cost $23,800,643)...................              $24,090,991
                                                     ===========

-------------------------
(a) Non-income producing.

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------      ------
CORPORATE BONDS -- 92.93%
-----------------------------------------------------------------
AGRICULTURAL MACHINERY -- 0.76%
  AGCO Corp. (144a), 8.50%,
    03/15/2006.......................    $100,000     $   102,625
AUTOMOTIVE & ACCESSORIES -- 5.74%
  Exide Corp., (Step-Up), 12.25%,
    12/15/2004(a)....................     200,000         184,000
  Hayes Wheels International, Inc.,
    11.00%, 07/15/2006...............     100,000         109,125
  Lear Seating Corp., 9.50%,
    07/15/2006.......................     200,000         216,000
  Speedy Muffler King, Inc., 10.875%,
    10/01/2006.......................     250,000         266,562
                                                      -----------
                                                          775,687
BANKS -- 2.40%
  First Nationwide Bank, (144a),
    10.625%, 10/01/2003..............     300,000         324,000
BUILDING PRODUCTS -- 2.23%
  Toll Corp., 8.75%, 11/15/2006......     300,000         301,500
CHEMICALS -- 2.41%
  Laroche Industries, Inc., 13.00%,
    08/15/2004.......................     300,000         325,500
COMMUNICATIONS -- 9.80%
  Bell & Howell Co. Ser. B (Step-Up),
    11.50%, 03/01/2005...............     300,000         217,500
  Centennial Cellular Corp., 8.875%,
    11/01/2001.......................     300,000         289,500
  Gray Communications, 10.625%,
    10/01/2006.......................     200,000         212,000
  K-III Communications, 8.50%,
    02/01/2006.......................     200,000         196,500
  Paging Network, Inc., 10.125%,
    08/01/2007.......................     300,000         306,000
  Rogers Communications, Inc.,
    10.875%, 04/15/2004..............     100,000         105,000
                                                      -----------
                                                        1,326,500
CONSUMER PRODUCTS -- 6.32%
  Coty, Inc., 10.25%, 05/01/2005.....     400,000         434,000
  Celestica International, Inc.,
    10.50%, 12/31/2006...............     400,000         420,000
                                                      -----------
                                                          854,000
DEFENSE -- 0.83%
  Alliant Techsystems, Inc., 11.75%,
    03/01/2003.......................     100,000         112,250
FABRICATED METAL PRODUCTS -- 3.28%
  Ryerson Tull, Inc., 8.50%,
    07/15/2001.......................     200,000         205,000
  UCAR Global Enterprises, Inc.,
    12.00%, 01/15/2005...............     207,000         238,568
                                                      -----------
                                                          443,568

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------      ------
CORPORATE BONDS (CONTINUED)
-------------------------------------
FINANCIAL -- 2.47%
  Schuller International Group, Inc.,
    10.875%, 12/15/2004..............    $300,000     $   333,750
FOOD & BEVERAGES -- 6.33%
  Americold Corp., 11.50%,
    03/01/2005.......................     100,000         105,000
  Dominick's Finer Foods, 10.875%,
    05/01/2005.......................     300,000         332,250
  International Home Foods, Inc.,
    10.375%, 11/01/2006..............     300,000         309,750
  Keebler Corp., (144a), 10.75%,
    07/01/2006.......................     100,000         109,000
                                                      -----------
                                                          856,000
GAMING -- 5.92%
  Argosy Gaming Co., (144a) 13.25%,
    06/01/2004.......................     200,000         186,500
  Aztar Corp.
    11.00%, 10/01/2002...............     100,000          96,750
    13.75%, 10/01/2004...............     100,000         106,500
  Harvey's Casino Resorts, 10.625%,
    06/01/2006.......................     200,000         210,000
  Station Casinos, Inc., 10.125%,
    03/15/2006.......................     200,000         201,000
                                                      -----------
                                                          800,750
INDUSTRIAL -- 9.44%
  Clark-Schwebel, Inc., 10.50%,
    04/15/2006.......................     100,000         106,000
  Freedom Chemical Co., 10.625%,
    10/15/2006.......................     300,000         315,000
  Norcal Waste System, Inc.,
    (Step-Up) 12.75%,
    11/15/2005(a)....................     300,000         331,500
  U.S. Can Corp., 10.125%,
    10/15/2006.......................     300,000         315,375
  Veritas DGC, Inc., 9.75%,
    10/15/2003.......................     200,000         208,000
                                                      -----------
                                                        1,275,875
MACHINERY -- 0.80%
  Terex Corp., (144a), 13.25%,
    05/15/2002.......................     100,000         107,750
MEDIA CABLE -- 7.69%
  Century Communications
    9.75%, 02/15/2002................     100,000         103,000
    9.50%, 03/01/2005................     100,000         102,500
  Frontiervision, 11.00%,
    10/15/2006.......................     200,000         202,937
  Jones Intercable, Inc., 9.625%,
    03/15/2002.......................     200,000         210,000
  Marcus Cable Co., 11.875%,
    10/01/2005.......................     200,000         211,750
  Rogers Cablesystems Limited
    9.625%, 08/01/2002...............     100,000         104,250
    10.00%, 03/15/2005...............     100,000         106,500
                                                      -----------
                                                        1,040,937



                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------      ------
CORPORATE BONDS (CONTINUED)
-------------------------------------
MERCHANDISING -- 3.87%
  E&S Holdings Corp., (144a),
    10.375%, 10/01/2006..............    $400,000     $   419,000
  Simmons Co., 10.75%, 04/15/2006....     100,000         105,250
                                                      -----------
                                                          524,250
OIL & GAS -- 5.09%
  Cliffs Drilling Co., 10.25%,
    05/15/2003.......................     300,000         319,125
  Parker Drilling Co., 9.75%,
    11/15/2006.......................     350,000         369,250
                                                      -----------
                                                          688,375
PAPER -- 3.29%
  Doman Industries Ltd., 8.75%,
    03/15/2004.......................     200,000         187,000
  Quno Corp., 9.125%, 05/15/2005.....     250,000         258,125
                                                      -----------
                                                          445,125
PETROLEUM -- 1.58%
  Nuevo Energy Co., 9.50%,
    04/15/2006.......................     100,000         106,250
  Plains Resources, Inc., 10.25%,
    03/15/2006.......................     100,000         107,000
                                                      -----------
                                                          213,250
PRINTING & PUBLISHING -- 3.28%
  Big Flower Press, Inc., 10.75%
    08/01/2003.......................     125,000         131,250
  Printpack Inc., (144a), 10.625%,
    08/15/2006.......................     300,000         312,000
                                                      -----------
                                                          443,250
RETAIL -- 1.63%
  Smith's Food & Drug, 11.25%,
    05/15/2007.......................     200,000         221,000
STEEL -- 1.51%
  Bar Technologies, Inc., 13.50%,
    04/01/2001.......................     100,000         101,500
  NS Group, Inc., 13.50%,
    07/15/2003.......................     100,000         102,250
                                                      -----------
                                                          203,750
TEXTILES -- 2.41%
  Day International Group, 11.125%,
    06/01/2005.......................     100,000         105,000
  Synthetic Industries, Inc., 12.75%,
    12/01/2002.......................     200,000         220,500
                                                      -----------
                                                          325,500

                                         PRINCIPAL      MARKET
                                          AMOUNT         VALUE
                                         ---------      ------
CORPORATE BONDS (CONTINUED)
-------------------------------------
TOBACCO -- 2.30%
  Dimon, Inc., 8.875%, 06/01/2006....    $300,000     $   311,250
TRANSPORTATION -- 1.55%
  Viking Star Shipping, Inc., 9.625%,
    07/15/2003.......................     200,000         209,250
                                                      -----------
      Total Corporate Bonds
        (cost $12,152,861)...........                  12,565,692
                                                      -----------
WARRANTS & RIGHTS -- 0.01%
-------------------------------------
STEEL -- 0.00%
  Bar Technologies, Inc..............         100             550
MISCELLANEOUS -- 0.01%
  Terex Corp.........................         400           1,400
                                                      -----------
    Total Warrants & Rights
      (cost $831)....................                       1,950
                                                      -----------
SHORT TERM INVESTMENTS -- 7.06%
-------------------------------------
COMMERCIAL PAPER -- 6.69%
-------------------------------------
  American Express Corp.,
    5.90%, 01/02/1997................     250,000         249,959
  Disney Walt Co., 5.47%,
    01/02/1997.......................     250,000         249,962
  Ford Motor Credit Co., 6.00%,
    01/02/1997.......................     225,000         224,962
  General Motors Acceptance Corp.,
    5.78%, 01/06/97..................     180,000         179,856
                                                      -----------
                                                          904,739
MONEY MARKET FUNDS -- 0.37%
-------------------------------------
  State Street Global Advisor Fund,
    5.38%(b).........................      50,656          50,656
                                                      -----------
      Total Short Term Investments
        (cost $955,395)..............                     955,395
                                                      -----------
TOTAL INVESTMENTS -- 100%
-------------------------------------
  (cost $13,109,087).................                 $13,523,037
                                                       ==========


-------------------------
(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
COMMERCIAL PAPER -- 99.99%
--------------------------------------
CAPTIVE FINANCE -- 25.09%
  American Express Credit Corp.
    5.32%, 01/08/1997.................  $  250,000   $   249,741
    5.30%, 01/21/1997.................     130,000       129,617
    5.31%, 01/27/1997.................     125,000       124,521
    5.30%, 03/17/1997.................     160,000       158,233
    5.31%, 03/17/1997.................     300,000       296,681
    5.27%, 03/28/1997.................     170,000       167,860
  Chrysler Financial Corp.
    5.31%, 01/08/1997.................     109,000       108,887
    5.33%, 01/09/1997.................     274,000       273,675
    5.33%, 01/28/1997.................     250,000       249,001
    5.41%, 01/30/1997.................     260,000       258,867
  Ford Motor Credit Co.
    5.31%, 01/15/1997.................     100,000        99,794
    5.33%, 01/23/1997.................     225,000       224,267
    5.34%, 01/23/1997.................     145,000       144,527
    5.31%, 01/24/1997.................     215,000       214,271
    5.32%, 03/17/1997.................     105,000       103,836
    5.33%, 04/01/1997.................     200,000       197,335
  General Motors Acceptance Corp.
    5.45%, 01/06/1997.................     110,000       109,917
    5.31%, 01/13/1997.................     110,000       109,805
    5.46%, 01/27/1997.................     110,000       109,566
    5.32%, 02/03/1997.................     100,000        99,512
    5.48%, 02/24/1997.................     100,000        99,178
    5.38%, 04/22/1997.................     100,000        98,341
  J C Penney Corp.
    5.30%, 02/20/1997.................     300,000       297,792
    5.31%, 02/28/1997.................     191,000       189,366
    5.33%, 03/07/1997.................     190,000       188,172
  John Deere Capital Corp.
    5.42%, 02/24/1997.................     325,000       322,358
    5.40%, 02/28/1997.................     175,000       173,478
  Sears Roebuck Acceptance Corp.
    5.32%, 01/13/1997.................     125,000       124,778
    5.45%, 01/13/1997.................     200,000       199,637
    5.40%, 01/17/1997.................     100,000        99,760
    5.32%, 01/23/1997.................     400,000       398,700
    5.35%, 01/31/1997.................     150,000       149,331
                                                     -----------
                                                       5,770,804
COMPUTERS -- 4.08%
  International Business Machines
    Credit Corp.
    5.40%, 01/08/1997.................     310,000       309,675
    5.31%, 01/14/1997.................     450,000       449,137
    5.29%, 01/31/1997.................     180,000       179,207
                                                     -----------
                                                         938,019

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------
CONSUMER FINANCE -- 20.83%
  American General Financial Corp.
    5.45%, 01/14/1997.................  $  250,000   $   249,508
    5.50%, 01/17/1997.................     195,000       194,523
    5.29%, 01/29/1997.................     165,000       164,321
    5.50%, 01/30/1997.................     200,000       199,114
  Beneficial Corp.
    5.33%, 01/06/1997.................     165,000       164,878
    5.30%, 01/10/1997.................     195,000       194,742
    5.30%, 01/28/1997.................     150,000       149,405
    5.29%, 02/07/1997.................     250,000       248,638
    5.32%, 02/10/1997.................     150,000       149,113
  Heller Financial, Inc.
    5.47%, 01/09/1997.................     200,000       199,757
    5.45%, 01/31/1997.................     105,000       104,523
    5.36%, 02/21/1997.................     410,000       406,887
    5.33%, 04/25/1997.................     190,000       186,793
  Household Financial Corp.
    5.32%, 01/08/1997.................     130,000       129,866
    5.29%, 01/17/1997.................     320,000       319,248
    5.30%, 01/17/1997.................     130,000       129,694
    5.53%, 01/21/1997.................     300,000       299,078
    5.29%, 01/30/1997.................     150,000       149,361
  Norwest Financial, Inc.
    5.30%, 01/06/1997.................     200,000       199,853
    5.41%, 01/07/1997.................     250,000       249,775
    5.31%, 01/15/1997.................     105,000       104,783
    5.30%, 01/17/1997.................     100,000        99,764
    5.39%, 01/24/1997.................     225,000       224,225
    5.30%, 02/07/1997.................     150,000       149,183
    5.29%, 02/10/1997.................     125,000       124,265
                                                     -----------
                                                       4,791,297
CONSUMER PRODUCTS -- 9.67%
  Coca-Cola Co., 5.95%, 01/10/1997....     200,000       199,703
  Conagra, Inc.
    5.45%, 01/24/1997.................     100,000        99,652
    5.49%, 02/18/1997.................     150,000       148,900
    5.49%, 02/21/1997.................     270,000       267,900
  Heinz H J Co.
    5.28%, 01/03/1997.................     480,000       479,859
    5.28%, 01/07/1997.................     200,000       199,824
    5.40%, 01/24/1997.................     255,000       254,120
  Proctor & Gamble Co.
    5.60%, 01/14/1997.................     200,000       199,596
    5.27%, 01/21/1997.................     220,000       219,356
  Tyson Foods, Inc., 5.55%,
    01/08/1997........................     155,000       154,833
                                                     -----------
                                                       2,223,743



                     See notes to the financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------
HEALTH CARE -- 6.56%
  American Home Products Corp., 5.33%,
    01/28/1997........................  $  650,000   $   647,402
  Schering Corp.
    5.30%, 01/29/1997.................     220,000       219,093
    5.32%, 01/29/1997.................     185,000       184,235
    5.35%, 02/11/1997.................      65,000        64,604
    5.30%, 04/22/1997.................     400,000       393,463
                                                     -----------
                                                       1,508,797
INDEPENDENT FINANCE -- 5.99%
  Associates Corp. -- North America
    5.31%, 01/14/1997.................     110,000       109,789
    5.38%, 01/23/1997.................     300,000       299,014
  General Electric Capital Corp.
    5.56%, 01/07/1997.................     200,000       199,815
    5.55%, 01/29/1997.................     350,000       348,530
    5.41%, 01/30/1997.................     105,000       104,541
    5.30%, 02/28/1997.................     200,000       198,291
    5.34%, 06/16/1997.................     120,000       117,045
                                                     -----------
                                                       1,377,025
INSURANCE -- 3.89%
  USAA Capital Corp.
    5.35%, 01/16/1997.................     250,000       249,443
    5.29%, 02/06/1997.................     400,000       397,884
    5.32%, 02/25/1997.................     250,000       247,968
                                                     -----------
                                                         895,295
MORTGAGE BANKING -- 4.88%
  Countrywide Corp.
    5.36%, 01/15/1997.................     150,000       149,687
    5.35%, 01/16/1997.................     750,000       748,328
    5.36%, 01/22/1997.................     225,000       224,297
                                                     -----------
                                                       1,122,312
OIL & GAS -- 6.45%
  Chevron UK Investment PLC, 5.30%,
    01/27/1997........................   1,000,000       996,172
  Consolidated Natural Gas Co.
    5.60%, 01/16/1997.................     220,000       219,487
    5.62%, 01/22/1997.................     270,000       269,115
                                                     -----------
                                                       1,484,774

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------
PACKAGING -- 1.86%
  Crown, Cork & Seal, Inc.
    5.78%, 01/15/1997.................  $  140,000   $   139,684
    5.70%, 01/28/1997.................     290,000       288,760
                                                     -----------
                                                         428,444
TELECOMMUNICATIONS -- 9.21%
  American Telephone & Telegraph Co.,
    5.40%, 04/07/1997.................     185,000       182,335
  Ameritech Corp.
    5.27%, 01/10/1997.................     140,000       139,816
    5.33%, 07/11/1997.................     732,000       711,300
  Bell South Telecommunications Corp.,
    5.50%, 02/13/1997.................     150,000       149,015
  GTE Corp.
    6.17%, 01/02/1997.................     270,000       269,954
    5.47%, 01/14/1997.................     165,000       164,674
    5.55%, 01/31/1997.................     360,000       358,335
    5.55%, 02/19/1997.................     145,000       143,905
                                                     -----------
                                                       2,119,334
UTILITIES -- 1.48%
  Florida Power Corp., 5.58%,
    01/08/1997........................     342,000       341,629
                                                     -----------
TOTAL COMMERCIAL PAPER
--------------------------------------
  (cost $23,001,473)..................                23,001,473
                                                     -----------
MONEY MARKET FUNDS -- 0.01%
--------------------------------------
  State Street Global Advisor Fund,
    5.38%,(a) (cost $1,772)...........       1,772         1,772
                                                     -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $23,003,245)..................               $23,003,245
                                                     ===========

-------------------------

(a) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                      PPM AMERICA/JNL VALUE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------
COMMON STOCKS -- 96.17%
---------------------------------------
AEROSPACE -- 5.69%
  Lockheed Martin Corp. ...............     1,900   $   173,850
  Rockwell International Corp..........     4,400       267,850
  TRW, Inc. ...........................     7,100       351,450
  United Technologies Corp. ...........     3,800       250,800
                                                    -----------
                                                      1,043,950
AUTOMOTIVE -- 3.78%
  Ford Motor Co. ......................    11,100       353,812
  General Motors Corp. ................     6,100       340,075
                                                    -----------
                                                        693,887
BANKS -- 6.46%
  BankAmerica Corp. ...................     2,700       269,325
  Charter One Financial, Inc. .........     5,500       231,000
  KeyCorp..............................     6,800       343,400
  Mellon Bank Corp. ...................     4,800       340,800
                                                    -----------
                                                      1,184,525
CHEMICALS -- 4.38%
  Grace (W.R.) & Co. ..................     3,500       181,125
  PPG Industries, Inc. ................     6,300       353,587
  Rohm & Haas Co. .....................     3,300       269,363
                                                    -----------
                                                        804,075
COMPUTERS AND BUSINESS MACHINES --
  4.49%
  International Business Machines
    Corp. .............................     2,800       422,800
  Xerox Corp. .........................     7,600       399,950
                                                    -----------
                                                        822,750
DOMESTIC OIL -- 1.39%
  Ashland, Inc. .......................     5,800       254,475
DRUGS & HEALTH CARE -- 6.21%
  Baxter International, Inc. ..........     4,400       180,400
  Bristol Myers Squibb Co. ............     2,300       250,125
  Columbia/HCA Healthcare Corp. .......     6,900       281,175
  Pharmacia & Upjohn Co. ..............     4,200       166,425
  Wellpoint Health Networks, Inc.(a)...     7,600       261,250
                                                    -----------
                                                      1,139,375
ELECTRIC UTILITIES -- 7.68%
  Edison International.................    17,900       355,763
  General Public Utilities Corp. ......    10,300       346,338
  Ohio Edison Co. .....................    15,500       352,625
  PECO Energy Co. .....................    14,000       353,500
                                                    -----------
                                                      1,408,226
ELECTRICAL EQUIPMENT -- 1.95%
  Cooper Industries, Inc. .............     8,500       358,062
ELECTRONICS & INSTRUMENTATION -- 2.02%
  Harris Corp. ........................     5,400       370,575
FINANCIAL SERVICES -- 3.75%
  Beneficial Corp. ....................     5,500       348,562
  Chase Manhattan Corp New.............     3,800       339,150
                                                    -----------
                                                        687,712
FOOD, BEVERAGE, AND TOBACCO -- 7.45%
  American Brands, Inc. ...............     7,900       392,037
  Anheuser-Busch Cos., Inc. ...........     5,900       236,000
  Philip Morris Co., Inc. .............     3,300       371,663
  RJR Nabisco Holdings Corp. ..........    10,800       367,200
                                                    -----------
                                                      1,366,900
GAS EXPLORATION -- 1.91%
  Occidental Petroleum Corp. ..........    15,000       350,625

                                                      MARKET
                                          SHARES       VALUE
                                          ------      ------

COMMON STOCKS (CONTINUED)
---------------------------------------
INDUSTRIAL MACHINERY -- 1.94%
  Parker Hannifin Corp.................     9,200   $   356,500
INSURANCE -- 10.67%
  Aetna, Inc. .........................     4,700       376,000
  American General Corp. ..............     6,500       265,687
  CIGNA Corp. .........................     2,600       355,225
  ITT Hartford Group, Inc. ............     5,100       344,250
  Providian Corp. .....................     6,900       354,488
  TransAmerica Corp. ..................     3,300       260,700
                                                    -----------
                                                      1,956,350
INTERNATIONAL OIL -- 3.84%
  Chevron Corp. .......................     5,400       351,000
  Exxon Corp. .........................     3,600       352,800
                                                    -----------
                                                        703,800
LEISURE & ENTERTAINMENT -- 1.76%
  Hasbro, Inc. ........................     8,300       322,663
MERCHANDISING -- 3.64%
  Federated Department Stores,
    Inc.(a)............................     9,400       320,775
  Penney (J.C.) Co., Inc. .............     7,100       346,125
                                                    -----------
                                                        666,900
MINING -- 1.91%
  Phelps Dodge Corp. ..................     5,200       351,000
PAPER -- 1.93%
  Mead Corp. ..........................     6,100       354,562
PHOTOGRAPHY -- 1.66%
  Polaroid Corp. ......................     7,000       304,500
RAILROADS -- 3.06%
  Burlington Northern Sante Fe,
    Inc. ..............................     2,400       207,300
  CSX Corp. ...........................     8,400       354,900
                                                    -----------
                                                        562,200
TELECOMMUNICATIONS -- 6.69%
  AT&T.................................     9,200       400,200
  Sprint Corp. ........................    10,200       406,725
  US West, Inc. .......................    13,000       419,250
                                                    -----------
                                                      1,226,175
TEXTILES -- 1.91%
  VF Corporation.......................     5,200       351,000
                                                    -----------
TOTAL COMMON STOCKS
---------------------------------------
  (cost $15,689,692)...................              17,640,787
                                                    -----------

                                         PRINCIPAL
                                          AMOUNT
                                         --------
SHORT-TERM INVESTMENTS -- 3.83%
---------------------------------------
MONEY MARKET FUNDS -- 3.83%
  State Street Global Advisor Fund,
    5.38%,(b) (cost $702,463)..........  $702,463       702,463
                                                    -----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
  (cost $16,392,155)...................             $18,343,250
                                                    ===========

-------------------------
(a) Non-income producing.

(b) Dividend yield change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
CORPORATE BONDS -- 40.37%
--------------------------------------
UNITED STATES -- 40.37%
--------------------------------------
AEROSPACE INDUSTRIES -- 1.14%
  Talley Industries, 10.75%,
    10/15/2003........................  $  150,000   $   154,875
CAPITAL GOODS -- 1.15%
  Alvey Systems, 11.375%,
    01/31/2003........................     150,000       156,375
FINANCIAL -- 5.69%
  Foamex LP/ Foamex Capital Corp.,
    11.875%, 10/01/2004...............     250,000       266,250
  Mellon Financial, 9.75%,
    06/15/2001........................      50,000        55,584
  Paine Webber Group, Inc., 7.00%,
    03/01/2000........................     300,000       302,061
  Trump Atlantic City Associates,
    11.25%, 05/01/2006................     150,000       148,500
                                                     -----------
                                                         772,395
INDUSTRIAL -- 23.59%
  Clark-Schwebel, 10.50%,
    04/15/2006........................     250,000       266,250
  Cliffs Drilling, 10.25%,
    05/15/2003........................     150,000       159,563
  Dole Foods, Inc., 6.75%,
    07/15/2000........................     100,000        99,848
  Freedom Chemical Co., 10.625%,
    10/15/2006 (144a).................     150,000       157,500
  Iron Mountain, Inc., 10.125%,
    10/01/2006........................     150,000       159,000
  Jordan Industries, Inc.,
    10.375%, 08/01/2003...............     250,000       246,250
  NL Industries, (Step-Up), 13.00%,
    10/15/2005(a).....................     150,000       129,000
  National Energy Group, Inc., 10.75%,
    11/01/2006 (144a).................     150,000       158,250
  Norcal Waste System,
    13.00%, (Step-Up), 11/15/2005.....     150,000       165,750
  Parker Drilling Co.,
    9.75%, 11/15/2006.................     150,000       158,250
  Penn Traffic Co., 9.625%,
    04/15/2005........................     250,000       140,000
  Printpack, Inc., 10.625%, 08/15/2006
    (144a)............................     100,000       104,000
  Rayovac Corp., 10.25%, 11/01/2006...     150,000       153,750
  Remington Product Co., 11.00%,
    05/15/2006 (144a).................     150,000       128,250
  Renco Metals, Inc.,
    11.50%, 07/01/2003................     150,000       156,750
  Selmer Co., Inc., (144a), 11.00%,
    05/15/2005........................     250,000       270,000
  Southdown, Inc. Ser. B, 10.00%,
    03/01/2006........................     125,000       131,875
  Stroh Brewery Co., 11.10%,
    07/01/2006........................     150,000       156,375
  Twin Labs, Inc., (144a), 10.25%,
    05/15/2006........................     150,000       154,500
  Wyndham Hotel Corp., 10.50%,
    05/15/2006........................     100,000       106,500
                                                     -----------
                                                       3,201,661

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
CORPORATE BONDS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
----------------------------------------------------------------
PUBLISHING -- 1.98%
  American Media Operations,
    11.625%, 11/15/2004...............  $  250,000   $   268,750
TELECOMMUNICATION -- 5.03%
  Adelphia Communications,
    12.50%, 05/15/2002................     150,000       153,750
  Diamond Cable Communications, Inc.,
    11.75%, 12/15/2005................     225,000       162,000
  People's Choice (Step-Up), 13.125%,
    06/01/2004(a).....................     200,000        84,000
  Telex Communications, Inc., 12.00%,
    07/15/2004........................     200,000       222,000
  Winstar Communications, Inc., (Step-
    Up), 14.00%, 10/15/2005(a)........     100,000        61,000
                                                     -----------
                                                         682,750
TRANSPORTATION -- 1.02%
  Airplanes Pass-through Trust,
    10.875%, 03/15/2019...............     125,000       137,664
UTILITIES -- 0.77%
  Arkla, Inc., 8.875%, 07/15/1999.....     100,000       105,044
                                                     -----------
    Total Corporate Bonds
      (Cost $5,455,638)...............                 5,479,514
                                                     -----------
GOVERNMENT BONDS -- 51.37%
--------------------------------------
ARGENTINA -- 4.40%
--------------------------------------
  Argentina Floating Rate Bond,
    6.625%, 03/31/2005(b).............     686,000       596,820
AUSTRALIA -- 0.11%
--------------------------------------
  Australia Government Bond, 6.75%,
    11/15/2006........................      20,000        15,223
BRAZIL -- 3.16%
--------------------------------------
  Brazil IDU Trust -- Merrill,
    6.6875%, 01/01/2001(b)............     227,500       220,106
  Brazil C Bond (payment-in-kind
    bond), 8.00%, 04/15/2014(c).......     275,343       208,990
                                                     -----------
                                                         429,096
CANADA -- 3.41%
--------------------------------------
  Canadian Government Bond, 6.50%,
    08/01/1999........................     330,000       251,851
    7.50%, 09/01/2000.................     150,000       118,028
    7.00%, 09/01/2001.................     120,000        93,069
                                                     -----------
    Total Canada......................                   462,948
DENMARK -- 0.67%
--------------------------------------
  Denmark Government Bond, 8.00%,
    11/15/2001........................     480,000        90,446
ECUADOR -- 0.86%
--------------------------------------
  Ecuador Pars (Step-Up), 3.25%,
    02/28/2025(d).....................     250,000       116,250



                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
GOVERNMENT BONDS (CONTINUED)
--------------------------------------

GERMANY -- 0.86%
--------------------------------------
  Germany (Federal Republic),
    8.25%, 09/20/2001.................  $   40,000   $    29,761
    7.50%, 11/11/2004.................     120,000        87,177
                                                     -----------
    Total Germany.....................                   116,938
IRELAND -- 1.39%
--------------------------------------
  Ireland Government Bond,
    6.25%, 04/01/1999.................      50,000        85,197
    6.50%, 10/18/2001.................      60,000       103,355
                                                     -----------
    Total Ireland.....................                   188,552
MEXICO -- 1.93%
--------------------------------------
  Mexico Global Bond, 11.50%,
    05/15/2026........................     250,000       262,500
MOROCCO -- 2.72%
--------------------------------------
  Morocco Loan Participation, 6.4375%,
    01/01/2009(b).....................     450,000       369,563
PANAMA -- 1.02%
--------------------------------------
  Panama Government Bond, 3.50%,
    07/17/2014........................     200,000       139,000
PHILIPPINES -- 1.79%
--------------------------------------
  Philippines Debt Conversion Bond,
    6.375%, 12/01/2009(b).............     250,000       243,125
SOUTH KOREA -- 1.62%
--------------------------------------
  Korea Development Bank, 9.60%,
    12/01/2000........................     200,000       220,222
UNITED STATES -- 26.02%
--------------------------------------
U.S. GOVERNMENT AGENCIES -- 7.50%
  Federal Home Loan Mortgage Company
    10.00%, 05/15/2020................      49,212        52,796
    6.50%, 10/01/2026(e)..............     300,000       286,779
  Federal National Mortgage
    Association
    13.00%, 11/01/2015................      12,339        14,571
    10.40%, 04/25/2019................      80,186        86,501
    7.00%, 03/01/2026(e)..............     300,000       293,343
    6.50%, 02/01/2026.................     297,604       283,839
                                                     -----------
                                                       1,017,829

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
GOVERNMENT BONDS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
----------------------------------------------------------------
U.S. TREASURY NOTES -- 18.52%
  U.S. Treasury Note
    5.00%, 01/31/1998.................  $  300,000   $   297,890
    5.625%, 02/28/2001................     650,000       637,104
    6.25%, 04/30/2001.................     300,000       300,657
    6.50%, 08/31/2001.................     150,000       151,641
    5.875%, 11/15/2005................     275,000       265,161
    6.875%, 05/15/2006................     190,000       195,789
    7.00%, 07/15/2006.................      50,000        51,946
    6.75%, 08/15/2026.................      60,000        60,450
    6.50%, 10/15/2026.................     550,000       553,008
                                                     -----------
                                                       2,513,646
                                                     -----------
      Total United States.............                 3,531,475
                                                     -----------
VENEZUELA -- 1.41%
--------------------------------------
  Republic of Venezuela-Par, 6.75%,
    03/31/2020........................     250,000       190,938
                                                     -----------
      Total Government Bonds
        (Cost $6,793,608).............                 6,973,096
                                                     -----------
WARRANTS -- 0.00%
--------------------------------------
VENEZUELA -- 0.00%
  Republic of Venezuela Warrants (cost
    $0)...............................       1,250       --
                                                     -----------
SHORT TERM INVESTMENTS -- 8.26%
--------------------------------------
MONEY MARKET FUNDS -- 0.00%
  State Street Global Advisor Fund,
    5.38%(f)..........................         496           496
REPURCHASE AGREEMENTS -- 8.26%
  Repurchase Agreement with J P
    Morgan, 6.60% (Collateralized by
    $933,000 U.S. Treasury Bond 8.50%
    due 02/15/20, market value --
    $1,179,661), acquired on 12/31/96,
    due 01/02/97......................   1,121,000     1,121,000
                                                     -----------
      Total Short Term Investments
        (Cost $1,121,496).............                 1,121,496
                                                     -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (Cost $13,370,742)..................               $13,574,106
                                                     ===========

-------------------------
(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(b) Coupon is indexed to 6 Month Libor. Rate stated is rate in effect on December 31, 1996.

(c) Currently a portion of this security's coupon payment is received in additional principal.

(d) Coupon payment periodically increases over the life of the security. Rate stated is in effect as of December 31, 1996.

(e) Investment purchased on a when-issued basis.

(f) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                              SALOMON BROTHERS/JNL
                     U.S. GOVERNMENT & QUALITY BOND SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
U.S. GOVERNMENT SECURITIES -- 73.58%
--------------------------------------
U.S. TREASURY NOTES -- 35.22%
  U.S. Treasury Note
    5.75%, 12/31/1998.................  $1,000,000   $   998,203
    5.625%, 02/28/2001................     500,000       490,080
    6.50%, 05/31/2001.................     100,000       101,094
    6.625%, 07/31/2001................     300,000       304,782
    6.50%, 08/31/2001.................     500,000       505,470
    6.50%, 08/15/2005.................      80,000        80,513
    5.875%, 11/15/2005................     185,000       178,381
    6.875%, 05/15/2006................     250,000       257,616
    7.00%, 07/15/2006.................     725,000       753,210
    6.50%, 10/15/2006.................     525,000       527,872
                                                     -----------
                                                       4,197,221
U.S. TREASURY BONDS -- 5.80%
    8.125%, 08/15/2019................     140,000       161,941
    6.75%, 08/15/2026.................     525,000       528,937
                                                     -----------
                                                         690,878
U.S. GOVERNMENT AGENCY & AGENCY BACKED
  ISSUES -- 32.56%
  Federal Home Loan Mortgage Corp.
    5.94%, 06/13/2000.................     300,000       297,141
    6.00%, 09/01/2010.................       4,465         4,333
    11.75%, 01/01/2011................       5,802         6,396
    7.00%, 07/01/2011.................     127,812       127,732
    8.25%, 04/01/2017.................     496,983       513,950
  Federal National Mortgage
    Association
    14.50%, 11/01/2014................      11,225        13,845
    12.50%, 08/01/2015................       7,833         9,201
    12.50%, 09/01/2015................      28,513        33,494
    13.00%, 11/15/2015................      26,078        30,797
    12.00%, 01/01/2016................      26,999        31,209
    11.50%, 04/01/2019................       8,665         9,880
    11.50%, 02/01/2020................      39,814        45,401
    10.50%, 08/01/2020................     160,644       176,709
    7.00%, 08/01/2025(a)..............     100,000        97,781
    6.50%, 03/01/2026.................     440,611       420,783
    7.00%, 05/01/2026.................     342,833       335,225
    7.00%, 10/01/2026(a)..............     800,000       782,248
  Government National Mortgage
    Association
    13.50%, 07/15/2010................     196,013       235,996
    7.00%, 12/25/2025(a)..............     300,000       293,436
  Student Loan Marketing Association
    7.50%, 03/08/2000.................     400,000       414,436
                                                     -----------
                                                       3,879,993
                                                     -----------
      Total U.S. Government Securities
        (cost $8,708,609).............                 8,768,092
                                                     -----------

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
CORPORATE BONDS -- 2.00%
--------------------------------------
FINANCIAL -- 2.00%
  Associate Corp.
    5.60%, 01/15/2001.................  $  100,000   $    96,399
  Ford Motor Credit Co.
    6.25%, 12/08/2005.................     150,000       142,122
                                                     -----------
      Total Corporate Bonds
        (cost $248,223)...............                   238,521
                                                     -----------
SHORT TERM INVESTMENTS -- 24.42%
--------------------------------------
MONEY MARKET FUNDS -- 0.01%
  State Street Global Advisor Fund,
    5.38%,(b).........................         788           788
REPURCHASE AGREEMENTS -- 24.41%
  Repurchase agreement with J.P.
    Morgan, 6.60% (Collateralized by
    $2,787,000 U.S. Treasury Bond
    7.125% due 02/15/23, market value
    -- $2,931,419), acquired on
    12/31/1996, due 01/02/1997........   2,909,000     2,909,000
                                                     -----------
      Total Short Term Investments
        (cost $2,909,788).............                 2,909,788
                                                     -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $11,866,620)..................               $11,916,401
                                                     ===========
-------------------------
(a) Investment purchased on a when-issued basis.

(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS -- 93.81%
--------------------------------------
FRANCE -- 0.53%
--------------------------------------
CONFECTIONS & BEVERAGES -- 0.53%
  LVMH (Louis Vuitton
  Moet-Hennessy)......................         630   $   175,941
HONG KONG -- 0.88%
--------------------------------------
FINANCE COMPANIES -- 0.88%
  Hutchinson Whampoa Ltd..............      37,000       290,613
ITALY -- 0.87%
--------------------------------------
FINANCE COMPANIES -- 0.51%
  Banca Fideuram SPA..................      77,200       169,718
TELECOMMUNICATIONS -- 0.36%
  Telecom Italia SPA..................      18,600        36,293
  Telecom Italia Mobile (a)...........      32,000        80,897
                                                     -----------
                                                         117,190
                                                     -----------
    Total Italy.......................                   286,908
MALAYSIA -- 0.90%
--------------------------------------
BUILDING & CONSTRUCTION -- 0.90%
  United Engineers (Malaysia) Ltd. ...      32,900       297,018
MEXICO -- 0.61%
--------------------------------------
CONSUMER PRODUCTS -- 0.61%
  Kimberly-Clark De Mexico, SA de
  CV..................................      10,200       201,486
NETHERLANDS -- 2.39%
--------------------------------------
CONSUMER PRODUCTS -- 1.65%
  Elsevier NV.........................      12,700       214,793
  Hagemeyer NV........................       1,650       131,981
  Ver Ned Uitgevers...................       9,400       196,548
                                                     -----------
                                                         543,322
COMPUTERS & TECHNOLOGY -- 0.74%
  Getronic NV.........................       9,000       244,483
                                                     -----------
    Total Netherlands.................                   787,805
PORTUGAL -- 1.16%
--------------------------------------
TELECOMMUNICATIONS -- 1.16%
  Telecel -- Communicacoes Pessoais,
    SA, (a)...........................       6,000       383,102
SOUTH AFRICA -- 0.38%
--------------------------------------
METALS & MINING -- 0.38%
  Rustenburg Platinum Holdings........       9,100       124,484
SWEDEN -- 3.18%
--------------------------------------
DRUGS -- 2.25%
  Astra AB -- Class B.................       4,700       226,734
  Novartis AG (a).....................         450       515,390
                                                     -----------
                                                         742,124
FINANCE COMPANIES -- 0.43%
  Kinnevik AB -- Class B..............       5,100       140,589
RETAIL -- 0.50%
  Hennes & Mauritz -- Class B.........       1,200       166,102
                                                     -----------
    Total Sweden......................                 1,048,815
SWITZERLAND -- 0.35%
--------------------------------------
INDUSTRIAL MACHINERY -- 0.35%
  Sig Schweizerische Industrie........          45       113,970

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED KINGDOM -- 3.34%
--------------------------------------
BUSINESS SERVICES -- 1.21%
  Rentokil Group PLC..................      52,700   $   397,259
FINANCIAL SERVICES -- 1.63%
  Tomkins PLC.........................     116,300       537,965
TELECOMMUNICATIONS -- 0.50%
  Vodafone Group PLC..................      39,000       165,033
                                                     -----------
    Total United Kingdom..............                 1,100,257
UNITED STATES -- 79.22%
--------------------------------------
AUTOMOBILE & PARTS -- 0.59%
  Exide Corp. ........................       8,500       195,500
BROADCAST & COMMUNICATIONS -- 1.52%
  Walt Disney Co. ....................       7,200       501,300
BUSINESS SERVICES -- 2.00%
  CUC International (a)...............       8,600       204,250
  Gaylord Entertainment Co. ..........      15,035       343,926
  Sabre Group Holdings, Inc., (a).....       4,000       111,500
                                                     -----------
                                                         659,676
CHEMICALS -- 0.45%
  Great Lakes Chemical Corp. .........       3,200       149,600
COMPUTERS & SOFTWARE -- 7.53%
  Automatic Data Processing, Inc......       8,600       368,725
  Cisco Systems, Inc. (a).............       8,600       547,175
  Ceridian Corp. (a)..................       3,200       129,600
  First Data Corp. ...................       9,502       346,823
  Microsoft Corp. (a).................       4,200       347,025
  Oracle Systems Corp. (a)............       7,150       298,513
  3Com Corp. (a)......................       6,100       447,588
                                                     -----------
                                                       2,485,449
CONFECTIONS & BEVERAGES -- 5.26%
  Anheuser-Busch Cos., Inc. ..........       6,800       272,000
  Coca-Cola Co. ......................      18,200       957,775
  Pepsico, Inc. ......................      17,300       506,025
                                                     -----------
                                                       1,735,800
CONSUMER PRODUCTS -- 4.65%
  Crown Cork & Seal, Inc. ............       4,900       266,437
  Nike, Inc. Class B..................       3,500       209,125
  Philip Morris Cos., Inc. ...........       2,500       281,562
  Pioneer HI Bred International,
    Inc. .............................       5,400       378,000
  Proctor & Gamble Co. ...............       3,700       397,750
                                                     -----------
                                                       1,532,874
DIVERSIFIED -- 1.14%
  Tyco International, Ltd. ...........       7,100       375,412
DRUGS -- 4.52%
  Amgen, Inc. (a).....................       7,300       396,937
  Biogen, Inc. (a)....................       6,800       263,500
  Cardinal Health, Inc. ..............       6,900       401,925
  Merck & Co., Inc. ..................       5,400       427,950
                                                     -----------
                                                       1,490,312

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------

COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
ELECTRONICS -- 8.38%
  Electronic Data Systems Corp. ......       6,800   $   294,100
  General Electric Co. ...............      10,800     1,067,850
  Hewlett Packard Co. ................       6,300       316,575
  Intel Corp. ........................       6,300       824,907
  Maxim Integrated Products, Inc.
    (a)...............................       2,900       125,425
  Xilinx, Inc. (a)....................       3,700       136,206
                                                     -----------
                                                       2,765,063
FINANCIAL SERVICES -- 6.98%
  Federal Home Loan Mortgage Corp. ...       9,900     1,090,238
  Federal National Mortgage
    Association.......................      25,400       946,150
  Green Tree Financial Corp. .........       6,900       266,513
                                                     -----------
                                                       2,302,901
FOOD SERVICE -- 0.75%
  McDonald's Corp. ...................       5,500       248,875
HEALTH PRODUCTS & CARE -- 5.49%
  Johnson & Johnson...................      12,500       621,875
  Pfizer, Inc. .......................       6,200       513,825
  Warner-Lambert Co. .................       9,000       675,000
                                                     -----------
                                                       1,810,700
INSURANCE -- 6.77%
  Ace Limited.........................       5,400       324,675
  Fairfax Financial Holding...........         850       180,019
  Partner Re Holdings Limited.........      13,700       465,800
  Traveler's/Aetna Property Casualty
    Corp. ............................      19,400       686,275
  UNUM Corp. .........................       8,000       578,000
                                                     -----------
                                                       2,234,769
MEDICAL SERVICES & SUPPLIES -- 5.69%
  Boston Scientific Corp. (a).........       2,600       156,000
  Columbia / HCA Health Corp. ........       9,200       374,900
  Genentech, Inc. (a).................       8,900       477,262
  Medtronic, Inc. ....................       3,500       238,000
  Tag Heuer International, SA (a).....      39,100       630,488
                                                     -----------
                                                       1,876,650
MERCHANDISING -- 1.01%
  Tupperware Corp. ...................       6,200       332,475
METALS & MINING -- 1.09%
  Barrick Gold Corp...................       9,100       261,625
  Pohang Iron & Steel Co. -- ADR......         800        16,200
  Rustenburg Platinum Holdings........       6,008        82,204
                                                     -----------
                                                         360,029
OIL & GAS -- 2.00%
  Royal Dutch Petroleum Co. -- ADR....       1,700       290,275
  Western Atlas, Inc. (a).............       5,200       368,550
                                                     -----------
                                                         658,825
PACKAGED FOOD -- 0.95%
  Heinz H J Co. ......................       8,800       314,600
PRINTING & PUBLISHING -- 0.93%
  Reuters Holdings PLC -- ADR.........       4,000       306,000

                                                       MARKET
                                          SHARES        VALUE
                                          ------       ------
COMMON STOCKS (CONTINUED)
--------------------------------------
UNITED STATES (CONTINUED)
--------------------------------------
RETAIL -- 6.66%
  American Stores Co..................       5,000   $   204,375
  Circuit City Stores, Inc. ..........      11,000       331,375
  Gucci Group N V.....................       1,700       108,587
  Hasbro, Inc. .......................       6,900       268,238
  Home Depot, Inc. ...................       6,400       320,800
  Revco D.S., Inc. (a)................      17,800       658,600
  Walmart Stores, Inc. ...............      13,300       304,237
                                                     -----------
                                                       2,196,212
TELECOMMUNICATIONS -- 3.15%
  Compania Anon Nacional Telecom De
    Venezuela -- ADR (a)..............       7,100       199,688
  Grupo Iusacell S.A. -- ADR (a)......       1,900        14,488
  Grupo Iusacell S.A. DE CV (a).......      36,300       208,725
  Telecomunicacoes Brasileiras
    Telebras SA -- ADR................       3,400       260,100
  Vodafone Group PLC -- ADR...........       8,600       355,825
                                                     -----------
                                                       1,038,826
TRANSPORTATION -- 0.86%
  Tranz Rail Holdings -- ADR (a)......      16,100       284,769
WHOLESALE -- 0.85%
  Alco Standard Corp. (a).............       5,400       278,775
                                                     -----------
    Total United States...............                26,135,392
                                                     -----------
      Total Common Stock
        (cost $26,952,849)............                30,945,791
                                                     -----------
                                       PRINCIPAL
                                          AMOUNT
                                        ----------
CORPORATE BONDS -- 0.19%
--------------------------------------
INDUSTRIAL -- 0.19%
  Reliance Industries Ltd. Convertible
  B, 3.50%, 11/03/1999, convertible
  until 10/03/1999....................  $   60,000        63,381
                                                      ----------
    Total Corporate Bonds
      (cost $61,666)..................                    63,381
                                                      ----------
SHORT-TERM INVESTMENTS -- 6.00%
--------------------------------------
COMMERCIAL PAPER -- 5.22%
  Abbott Laboratories
    6.15%, 01/03/1997.................   1,260,000     1,259,569
  Ciesco L P
    5.45%, 02/06/1997.................     100,000        99,455
  Dillard Investment Company
    5.52%, 01/10/1997.................     181,000       180,750
  Kellogg Company
    5.38%, 02/07/1997.................     185,000       183,977
                                                     -----------
                                                       1,723,751
FEDERAL HOME LOAN MORTGAGE NOTES -- 0.60%
  5.50%, 01/09/1997...................     197,000       196,759

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------

UNITED STATES (CONTINUED)
--------------------------------------
MONEY MARKET FUNDS -- 0.00%
  State Street Global Advisor Fund
    5.38% (b).........................  $      386   $       386
U.S. TREASURY BILLS -- 0.18%
    4.98%, 01/23/1997.................      59,000        58,820

                                        PRINCIPAL      MARKET
                                          AMOUNT        VALUE
                                        ---------      ------
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------

UNITED STATES (CONTINUED)
--------------------------------------
  Total Short Term Investments
    (cost $1,979,716).................               $ 1,979,716
                                                     -----------
TOTAL INVESTMENTS -- 100%
--------------------------------------
  (cost $28,994,231)..................               $32,988,888
                                                     ===========


-------------------------

(a) Non-income producing.

(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted as of December 31, 1996.

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                        MARKET
                                           SHARES        VALUE
                                           ------       ------
COMMON STOCKS -- 93.73%
---------------------------------------
ARGENTINA -- 0.23%
----------------
ENERGY -- 0.21%
  Naviera Perez Compano -- Class B.....      13,430   $    94,432
  Sociedad Comercial Del Plata.........       2,790         7,144
                                                      -----------
                                                          101,576
TELECOMMUNICATIONS -- 0.02%
  Telecom Argentina STET...............       1,630         6,717
                                                      -----------
    Total Argentina....................                   108,293
AUSTRALIA -- 1.64%
---------------------------------------
BASIC INDUSTRY -- 0.59%
  Broken Hill Properties Co............       8,043       114,562
  Lend Lease Corp......................       2,365        45,868
  Smith (Howard) Ltd...................       3,113        25,610
  Tab Corp. Holdings Ltd...............      12,000        57,229
  Western Mining Corp. Holdings Ltd....       6,000        37,819
                                                      -----------
                                                          281,088
CONSUMER PRODUCTS -- 0.27%
  Coca-Cola Amatil.....................         971        10,381
  News Corp............................      16,330        86,186
  Publishing & Broadcasting Ltd........       7,000        34,051
                                                      -----------
                                                          130,618
FINANCIAL COMPANIES -- 0.41%
  Australia & New Zealand Bank Group
    Ltd................................       7,000        44,122
  Commonwealth Installment Receipts....       7,300        45,433
  National Australia Bank..............       3,113        36,621
  Westpac Banking Corp.................      12,000        68,293
                                                      -----------
                                                          194,469
ENERGY -- 0.32%
  Australia Gas Light Co...............      14,237        81,024
  Woodside Petroleum Ltd...............      10,000        73,047
                                                      -----------
                                                          154,071
INSURANCE -- 0.05%
  National Mutual Holdings.............      15,000        22,415
                                                      -----------
    Total Australia....................                   782,661
AUSTRIA -- 0.04%
---------------------------------------
ENERGY -- 0.02%
  EVN-Energie Versorgung Niedr.........          60         9,032
TRANSPORTATION & STORAGE -- 0.02%
  Flughafen Wien AG....................         190         9,686
                                                      -----------
    Total Austria......................                    18,718
BELGIUM -- 0.99%
---------------------------------------
BASIC INDUSTRY -- 0.18%
  UCB..................................          33        86,017
FINANCIAL COMPANIES -- 0.81%
  Credit Communal Holding Dexia(a).....         241        21,990
  Generale Banque......................         356       127,634
  Kredietbank..........................         730       239,288
                                                      -----------
                                                          388,912
                                                      -----------
    Total Belgium......................                   474,929

                                                        MARKET
                                           SHARES        VALUE
                                           ------     --------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
BRAZIL -- 0.47%
---------------------------------------
BASIC INDUSTRY -- 0.08%
  Sider Nacional.......................     706,000   $    20,043
  White Martins SA.....................  11,320,000        16,341
                                                      -----------
                                                           36,384
ENERGY -- 0.23%
  Electrobras..........................      42,330        15,154
  Gruma SA De CV(a)....................      11,531        70,311
  Gruma SA De CV -- ADR (144a).........       1,047        25,180
                                                      -----------
                                                          110,645
TELECOMMUNICATIONS -- 0.16%
  Telebras.............................     755,750        54,185
  Companhia Brasileira De Dist.........       1,390        24,747
                                                      -----------
                                                           78,932
                                                      -----------
    Total Brazil.......................                   225,961
CANADA -- 0.29%
---------------------------------------
BASIC INDUSTRY -- 0.21%
  Alcan Aluminium......................       3,040       103,235
FINANCIAL COMPANIES -- 0.08%
  Royal Bank of Canada.................         570        20,023
  Royal Bank of Canada.................         740        16,397
                                                      -----------
                                                           36,420
                                                      -----------
    Total Canada.......................                   139,655
CZECH REPUBLIC -- 0.03%
---------------------------------------
TELECOMMUNICATIONS -- 0.03%
  SPT Telecommunications AS............         130        16,185
DENMARK -- 0.23%
---------------------------------------
FINANCIAL COMPANIES -- 0.21%
  Den Danske Bank AB...................         800        64,507
  Unidanmark...........................         670        34,690
                                                      -----------
                                                           99,197
TELECOMMUNICATIONS -- 0.02%
  Teledanmark -- Class B...............         200        11,034
                                                      -----------
    Total Denmark......................                   110,231
FINLAND -- 0.21%
---------------------------------------
CAPITAL GOODS -- 0.21%
  Nokia (AB) OY........................       1,770       102,660
FRANCE -- 8.53%
---------------------------------------
BASIC INDUSTRY -- 0.67%
  Cie De Saint Gobain..................       1,350       190,980
  GTM Entrepose........................         410        18,965
  Lapeyre..............................         880        50,543
  Pathe(a).............................         250        60,229
                                                      -----------
                                                          320,717
CAPITAL GOODS -- 0.49%
  Chargeurs............................         250        12,383
  Legrand..............................         359        61,165
  Rexel................................         220        66,782
  Schneider............................       1,980        91,549
                                                      -----------
                                                          231,879

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
FRANCE (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS -- 4.44%
  Accor................................         435   $    55,082
  Canal Plus...........................         420        92,767
  Carrefour Super Marche...............         705       458,722
  Castorama Dubois Investissment.......         212        36,488
  Guilbert SA..........................         598       116,984
  Havas................................         400        28,062
  L'Oreal..............................         162        61,010
  LVMH Louis Vuitton Moet-Hennessy.....       1,240       346,297
  Pinault Printemps Redoute............         893       354,205
  Sanofi...............................       1,467       145,894
  Sodexho..............................         480       267,361
  Television Francais..................       1,660       158,689
                                                      -----------
                                                        2,121,561
ENERGY -- 1.15%
  Elf Aquitaine........................       1,790       162,941
  Primagaz (Cie Des Gaz Petrole).......         755        88,909
  Total SA -- Class B..................       3,667       298,251
                                                      -----------
                                                          550,101
FINANCIAL COMPANIES -- 0.11%
  CLF Dexia............................         160        13,939
  Credit Local De France...............         244        21,256
  Societe Generale.....................         180        19,462
                                                      -----------
                                                           54,657
INSURANCE -- 0.18%
  AXA..................................         815        51,836
  Assurances Generales.................       1,086        35,059
                                                      -----------
                                                           86,895
TELECOMMUNICATIONS -- 0.19%
  Alcatel Alsthom......................       1,110        89,168
UTILITIES -- 1.30%
  Eaux (Cie Generale Des)..............       4,990       618,400
                                                      -----------
    Total France.......................                 4,073,378
GERMANY -- 3.55%
---------------------------------------
BASIC INDUSTRY -- 1.62%
  Bayer AG.............................       9,116       372,033
  Bilfinger & Berger Bauag.............       1,100        40,389
  Hoechst AG...........................       1,110        52,442
  Schering AG..........................         434        36,637
  Veba AG..............................       4,685       270,968
                                                      -----------
                                                          772,469
CAPITAL GOODS -- 0.30%
  Buderus AG...........................          78        38,524
  Mannesmann AG........................         238       103,162
                                                      -----------
                                                          141,686
CONSUMER PRODUCTS -- 0.91%
  Altana AG............................          31        24,134
  Gehe AG..............................       5,604       358,717
  Hornbach Baumarkt AG.................         200         6,343
  Praktiker Bau-und Heimwerkemaekte....         629        12,590
  Volkswagen AG........................          80        33,273
                                                      -----------
                                                          435,057

                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
GERMANY (CONTINUED)
-----------------------------------------------------------------
COMPUTERS & SOFTWARE -- 0.08%
  Sap AG...............................         280   $    38,121
FINANCIAL COMPANIES -- 0.45%
  Allianz AG Holdings..................          94       171,042
  Deutsche Bank AG.....................         923        43,127
                                                      -----------
                                                          214,169
MEDICAL SERVICES & SUPPLIES -- 0.19%
  Rhon-Klinikum AG.....................         900        94,164
                                                      -----------
    Total Germany......................                 1,695,666
HONG KONG -- 3.58%
---------------------------------------
BASIC INDUSTRY -- 0.15%
  Cathay Pacific Air...................      47,000        74,135
CHEMICALS -- 0.19%
  Shanghai Petrochemical Co. Ltd.......     180,000        54,690
  Yizheng Chemical Fiber Co. Ltd.......     144,000        35,002
                                                      -----------
                                                           89,692
FINANCE COMPANIES -- 3.24%
  Dao Heng Bank Group Ltd..............      23,000       110,324
  Guangdong Investments Ltd............      94,000        90,542
  Guangzhou Investments................     194,000        92,805
  Hopewell Holdings....................     251,000       162,260
  Hutchison Whampoa Ltd................      36,000       282,759
  New World International..............      50,205       339,157
  Swire Pacific Co.....................      21,000       200,239
  Wharf Holdings.......................      54,000       269,494
                                                      -----------
                                                        1,547,580
                                                      -----------
    Total Hong Kong....................                 1,711,407
ITALY -- 1.70%
---------------------------------------
BASIC INDUSTRY -- 0.28%
  Ente Nazionale Idrocarburi Spa
    (ENI)..............................      24,000       123,164
  Finanziaria Autogrill Spa(a).........       3,031         2,937
  Unicem (Union-Cem-March Emil)........       1,400         9,136
                                                      -----------
                                                          135,237
CONSUMER PRODUCTS -- 0.04%
  Rinascente (La)......................       3,000        17,403
FINANCIAL COMPANIES -- 0.32%
  Banca Fideuram.......................      21,040        46,255
  IMI Spa..............................       7,040        60,330
  Istituto National Assicurazioni......       8,000        10,421
  Mediolanum(a)........................       3,950        37,391
                                                      -----------
                                                          154,397
UTILITIES -- 0.09%
  Italgas (Societa Italiana II Gas)
    Spa................................      10,000        41,760
TELECOMMUNICATIONS -- 0.97%
  STET.................................      38,000       172,841
  STET Di Risp.........................      13,000        43,919
  Telecom Italia Di Risp...............      26,979        70,071
  Telecom Italia Mobile(a).............      63,601       160,784
  Telecom Italia Spa...................      10,797        15,409
                                                      -----------
                                                          463,024
                                                      -----------
    Total Italy........................                   811,821



                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
JAPAN -- 20.85%
---------------------------------------
BASIC INDUSTRY -- 5.12%
  Daiwa House Industry Co..............      16,000   $   205,854
  Denso Corp...........................      17,000       409,550
  Inax.................................       5,000        37,043
  Ishihara Sangyo Kaisha...............       6,000        14,507
  Kawada Industries....................       1,000         6,131
  Kumagai Gumi.........................      10,000        24,782
  Kuraray Co. Ltd......................      16,000       147,828
  Mitsubishi Paper Mills Ltd...........       8,000        31,293
  National House Industry..............       3,000        39,893
  Nippon Hodo..........................       3,000        34,712
  Nippon Steel Corp....................      74,000       218,530
  Sangetsu Co. Ltd.....................       1,000        20,896
  Sekisui Chemical Co. Ltd.............      19,000       191,952
  Sekisui House........................      14,000       142,647
  Shinetsu Chemical Co. Ltd............      11,000       200,414
  Sumitomo Electric Industries Ltd.....      26,000       363,699
  Sumitomo Forestry Co. Ltd............       7,000        85,226
  Teijin...............................      36,000       157,292
  Tokyo Steel Manufacturing............       6,000        85,485
  Yurtec Corp..........................       2,100        28,469
                                                      -----------
                                                        2,446,203
CAPITAL GOODS -- 7.55%
  Advantest............................       1,100        51,576
  Alps Electric Co.....................       6,000        65,279
  Amada Co. Ltd........................      12,000        93,256
  Canon, Inc...........................      19,000       419,998
  Citizen Watch Co.....................       7,000        50,168
  DDI Corp.............................          19       125,671
  Dai Nippon Screen Manufacturing......      11,000        81,211
  Daifuku Co. Ltd......................       2,000        25,214
  Fanuc Co. Ltd........................       3,000        96,106
  Hitachi Ltd..........................      21,000       195,838
  Hitachi Zosen Corp...................      18,000        69,942
  Kokuyo Co............................       7,000       172,869
  Komatsu Ltd..........................      18,000       147,656
  Komori Corp..........................       5,000       106,208
  Kyocera Corp.........................       6,000       374,061
  Makita Corp..........................      10,000       139,884
  Mitsubishi Heavy Industries Ltd......      54,000       428,978
  Murata Manufacturing Co. Ltd.........       7,000       232,709
  NEC Corp.............................      36,000       435,196
  Nippon Telephone & Telegraph Corp....          18       136,465
  SEGA Enterprises.....................       2,000        67,352
  Tokyo Electron Ltd...................       3,000        91,961
                                                      -----------
                                                        3,607,598
CONSUMER PRODUCTS -- 6.44%
  Daiichi Pharmaceutical...............      13,000       208,790
  Honda Motor Co.......................       2,000        57,163
  Ito-Yokado Co........................       5,000       217,598
  Kao Corp.............................       6,000        69,942
  Marui Co. Ltd........................      12,000       216,562
  Matsushita Electric Industrial Co....      18,000       293,757
  Mitsubishi Corp......................       8,000        82,894
  Pioneer Electronic Corp..............       9,000       171,747
  Sankyo...............................      12,000       339,867


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
JAPAN (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
  Seven Eleven Japan Co. Ltd...........       2,000   $   117,088
  Sharp Corp...........................      15,000       213,712
  Shiseido Co..........................       4,000        46,283
  Sony Corp............................       4,500       294,923
  Sumitomo Corp........................      24,000       189,206
  TDK Corp.............................       4,000       260,772
  Toppan Printing......................      12,000       150,246
  UNY Co...............................       8,000       146,447
                                                      -----------
                                                        3,076,997
ENERGY -- 0.05%
  Mitsui Petrochemical Industries......       5,000        25,904
FINANCIAL COMPANIES -- 1.29%
  Mitsui Fudosan.......................      29,000       290,476
  Nomura Securities Co. Ltd............      18,000       270,443
  Tokio Marine & Fire Insurance Co.....       6,000        56,472
                                                      -----------
                                                          617,391
TRANSPORTATION & STORAGE -- 0.40%
  East Japan Railway...................          41       184,449
                                                      -----------
    Total Japan........................                 9,958,542
MALAYSIA -- 3.24%
---------------------------------------
BASIC INDUSTRY -- 1.25%
  Berjaya Sports Toto Berhad...........      34,000       169,630
  Technology Resources Industries(a)...      29,000        57,185
  Time Engineering.....................      23,000        42,621
  United Engineers Berhad..............      36,000       325,005
                                                      -----------
                                                          594,441
ENTERTAINMENT -- 0.47%
  Resorts World Berhad.................      16,000        72,857
  Tanjong..............................      38,000       151,970
                                                      -----------
                                                          224,827
CAPITAL GOODS -- 0.36%
  Renong Berhad........................      97,000       172,069
FINANCIAL COMPANIES -- 1.16%
  Affin Holdings Berhad................      71,000       195,387
  Commerce Asset Holdings..............      13,000        97,802
  MBF Capital Berhad...................      59,000        95,783
  Multi-Purpose Holding................      86,000       166,858
                                                      -----------
                                                          555,830
                                                      -----------
    Total Malaysia.....................                 1,547,167
MEXICO -- 0.43%
---------------------------------------
BASIC INDUSTRY -- 0.13%
  Cemex SA.............................      12,063        43,443
  Cemex SA -- Class B..................       4,950        19,493
                                                      -----------
                                                           62,936
CONSUMER PRODUCTS -- 0.23%
  Fomento Ecomomico Ser B..............       4,629        15,877
  Grupo Industrial Maseca SA De Cv --
    Class B............................      28,800        36,512
  Grupo Modelo SA -- Class C...........       4,844        28,121
  Kimberly-Clark Mexicano -- Class A...       1,532        30,262
                                                      -----------
                                                          110,772



                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------

MEXICO (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
FINANCIAL COMPANIES -- 0.07%
  Grupo Financiero Banamex -- Class
    A..................................      14,288   $    30,166
  Grupo Financiero Banamex -- Class
    L..................................         465           916
                                                      -----------
                                                           31,082
                                                      -----------
    Total Mexico.......................                   204,790
NETHERLANDS -- 10.20%
---------------------------------------
BASIC INDUSTRY -- 0.21%
  Akzo Nobel NV........................         238        32,533
  Kon Pitt Nederland...................       1,407        53,705
  Otra NV..............................         670        11,526
                                                      -----------
                                                           97,764
CONSUMER PRODUCTS -- 6.27%
  Ahold (Kon) NV.......................       3,249       203,239
  CSM NV...............................       3,666       203,844
  Elsevier NV..........................      55,704       942,112
  Hagemeyer NV.........................         780        62,391
  Nutricia (Verenigde Bedrijven).......         550        83,623
  Polygram NV..........................       5,187       264,382
  Unilever NV..........................       1,510       267,278
  Wolters Kluwer NV....................       7,290       969,044
                                                      -----------
                                                        2,995,913
ENERGY -- 2.10%
  Royal Dutch Petroleum Co.............       5,710     1,001,772
FINANCIAL COMPANIES -- 1.62%
  ABN AMRO Holdings NV.................       3,528       229,683
  Fortis AMEV NV.......................       3,835       134,386
  Internationale Nederlanden Groep
    NV.................................      11,400       410,704
                                                      -----------
                                                          774,773
                                                      -----------
    Total Netherlands..................                 4,870,222
NEW ZEALAND -- 0.61%
---------------------------------------
BASIC INDUSTRY -- 0.30%
  Carter Holt Harvey...................      13,000        29,502
  Fernz Corp...........................       5,000        17,144
  Fletcher Challenge Building(a).......       9,750        29,984
  Fletcher Challenge Energy............       1,750         5,072
  Fletcher Challenge Forest Division...      32,993        55,280
  Fletcher Challenge Paper(a)..........       3,500         7,200
                                                      -----------
                                                          144,182
TELECOMMUNICATIONS -- 0.26%
  New Zealand Telecom..................      24,000       122,503
TRANSPORTATION & STORAGE -- 0.05%
  Air New Zealand -- Class B...........       8,909        24,186
                                                      -----------
    Total New Zealand..................                   290,871
NORWAY -- 1.53%
---------------------------------------
CAPITAL GOODS -- 0.69%
  Orkla AS.............................       4,780       330,136
ENERGY -- 0.81%
  Norsk Hydro..........................       6,890       368,930
  Saga Petroleum -- Class B............       1,190        18,469
                                                      -----------
                                                          387,399


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
NORWAY (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
TRANSPORTATION & STORAGE -- 0.03%
  Bergesen D-Y AS......................         650   $    15,738
                                                      -----------
    Total Norway.......................                   733,273
PHILLIPPINES -- 0.17%
---------------------------------------
FINANCIAL -- 0.17%
  Phillippine National Bank............       6,900        81,987
PORTUGAL -- 0.43%
---------------------------------------
CONSUMER PRODUCTS -- 0.43%
  Jeronimo Martins SGPS................       2,000       103,154
  Jeronimo Martins.....................       2,000        33,705
  Jeronimo Martins.....................       1,333        68,752
                                                      -----------
    Total Portugal.....................                   205,611
SINGAPORE -- 2.21%
---------------------------------------
CAPITAL GOODS -- 0.13%
  City Developments....................       4,000        36,018
  Far East-Levingston Shipbuilding.....       5,000        26,084
                                                      -----------
                                                           62,102
CONSUMER PRODUCTS -- 0.55%
  Fraser & Neave Ltd...................       7,400        76,152
  Singapore Press Holdings.............       9,400       185,407
                                                      -----------
                                                          261,559
FINANCIAL COMPANIES -- 1.43%
  DBS Land.............................      15,000        55,206
  Development Bank of Singapore........       6,000        81,041
  Overseas Union Bank..................      26,000       200,672
  Singapore Land.......................      21,000       116,308
  United Industrial Corp...............      22,000        18,552
  United Overseas Bank.................      19,000       211,820
                                                      -----------
                                                          683,599
TRANSPORTATION & STORAGE -- 0.10%
  Keppel Corp..........................       5,000        38,948
  Singapore Airlines Ltd...............       1,000         9,076
                                                      -----------
                                                           48,024
                                                      -----------
    Total Singapore....................                 1,055,284
SOUTH KOREA -- 0.67%
---------------------------------------
BASIC INDUSTRY -- 0.20%
  Pohang Iron & Steel..................         700        30,237
  Samsung Electronics..................       1,000        53,846
  Yukong Ltd...........................         688        13,027
                                                      -----------
                                                           97,110
FINANCIAL COMPANIES -- 0.31%
  Cho Hung Bank........................       4,800        37,491
  Hanil Bank...........................       2,900        19,905
  Hanil Securities.....................       2,200        15,986
  Kook Min Bank........................       2,000        27,692
  Samsung Fire & Marine Insurance......          10         3,669
  Seoul Bank...........................       1,100         5,533
  Shin Han Bank........................       2,840        38,651
                                                      -----------
                                                          148,927

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
SOUTH KOREA (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
UTILITIES -- 0.16%
  Korea Electric Power Corp............       2,600   $    75,692
                                                      -----------
    Total South Korea..................                   321,729
SPAIN -- 2.58%
---------------------------------------
BASIC INDUSTRY -- 0.03%
  Fomento de Construcciones y Contratas
    SA.................................         144        13,421
CONSUMER PRODUCTS -- 0.09%
  Centros Comerciales Pryca............       1,524        32,282
  Centros Commercial...................         610        12,498
                                                      -----------
                                                           44,780
ENERGY -- 0.40%
  Repsol SA............................       5,022       192,641
FINANCIAL COMPANIES -- 0.67%
  Argentaria Corp......................       1,205        53,927
  Banco De Santander SA................       2,024       129,555
  Banco Popular Espanol................         684       134,350
                                                      -----------
                                                          317,832
UTILITIES -- 1.39%
  Aguas De Barcelona...................         408        16,971
  Empresa Nacional De Elec (Endesa)....       3,785       269,389
  Gas Natural Sdg SA...................         778       180,979
  Iberdrola I SA.......................      10,268       145,528
  Telefonica De Espana.................       2,160        50,163
                                                      -----------
                                                          663,030
                                                      -----------
    Total Spain........................                 1,231,704
SWEDEN -- 2.66%
---------------------------------------
BASIC INDUSTRY -- 0.07%
  Stora Kopparbergs Bergsl AB..........       2,500        34,091
CAPITAL GOODS -- 0.54%
  Atlas Copco AB -- Class B............       4,770       116,104
  Sandvik AB -- Class A................         560        15,109
  Sandvik AB -- Class B................       4,290       116,373
  Scribona AB..........................         750         8,413
                                                      -----------
                                                          255,999
CONSUMER PRODUCTS -- 1.86%
  Astra AB.............................      10,800       521,005
  Electrolux Co. AB -- Class B.........       3,000       174,195
  Esselte -- Class B...................         560        12,399
  Hennes & Mauritz AB -- Class B.......       1,310       181,328
                                                      -----------
                                                          888,927
ELECTRICAL EQUIPMENT -- 0.19%
  ABB AB...............................         830        93,711
                                                      -----------
    Total Sweden.......................                 1,272,728
SWITZERLAND -- 4.34%
---------------------------------------
BASIC INDUSTRY -- 0.72%
  ABB AG...............................         277       344,569
BUSINESS SERVICES -- 0.38%
  Adecco SA(a).........................         723       181,493

                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
SWITZERLAND (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS -- 2.82%
  Nestle SA............................         360   $   386,492
  Novartis AG(a).......................         433       495,139
  Roche Holdings AG....................          60       466,866
                                                      -----------
                                                        1,348,497
FINANCIAL COMPANIES -- 0.42%
  Credit Suisse Group..................         610        62,663
  Schweizerischer Bankverein...........         720       136,900
                                                      -----------
                                                          199,563
                                                      -----------
    Total Switzerland..................                 2,074,122
THAILAND -- 0.39%
---------------------------------------
BASIC INDUSTRY -- 0.02%
  Siam Cement Public Co................         300         9,405
CAPITAL GOODS -- 0.04%
  Advanced Information Service PLC.....       2,540        21,195
FINANCIAL COMPANIES -- 0.30%
  Bangkok Bank.........................       8,700        84,130
  Siam Commercial Bank Public Co.......       4,080        29,591
  Thai Farmers Bank Public.............       4,200        26,203
                                                      -----------
                                                          139,924
TELECOMMUNICATIONS -- 0.03%
  Total Access Communications..........       2,000        13,800
                                                      -----------
    Total Thailand.....................                   184,324
UNITED KINGDOM -- 16.61%
---------------------------------------
BASIC INDUSTRY -- 1.21%
  Caradon PLC..........................      42,000       172,691
  Electrocomponents PLC................      15,000       118,468
  Heywood Williams Grp.................       3,000        12,232
  Laing (John).........................       7,000        33,339
  RTZ Corp.............................      15,000       241,048
                                                      -----------
                                                          577,778
CAPITAL GOODS -- 0.65%
  Rolls-Royce..........................       7,000        30,821
  Tomkins..............................      61,000       282,166
                                                      -----------
                                                          312,987
CONSUMER GOODS -- 9.63%
  ASDA Group...........................      84,000       177,009
  Argos................................      18,200       239,154
  Cadbury Schweppes....................      23,000       194,261
  Coats Viyella........................      12,000        27,548
  Compass Group........................      14,000       148,707
  GKN PLC..............................       2,000        34,298
  Glaxo Wellcome.......................      24,000       390,612
  Grand Metropolitan...................      38,000       298,167
  Guiness..............................      30,000       235,909
  Hillsdown Holdings...................      11,000        37,691
  Kingfisher...........................      33,000       356,176
  Ladbroke Group.......................      16,000        63,594
  Rank Group...........................       4,000        30,015
  Rank Organisation....................      21,000       157,581
  Reed International...................      31,000       583,142
  Safeway..............................      31,000       214,031


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
  Sears Holdings.......................       8,000   $    12,883
  Smith (David S)......................      19,000       101,558
  SmithKline Beecham...................      56,000       775,193
  T&N PLC..............................      21,000        62,601
  Tesco PLC............................      23,000       139,489
  United Newspapers & Media............      27,000       322,409
                                                      -----------
                                                        4,602,028
ENERGY -- 1.55%
  British Gas..........................      14,000        53,726
  British Petroleum....................      16,000       191,879
  Shell Transport and Trading Co.......      28,500       494,124
                                                      -----------
                                                          739,729
FINANCIAL COMPANIES -- 2.59%
  Abbey National.......................      36,000       471,201
  National Westminster Bank............      65,000       763,920
                                                      -----------
                                                        1,235,121
UTILITIES -- 0.98%
  Cable & Wireless.....................      31,000       259,173
  East Midland Electricity.............       5,000        56,707
  London Electricity...................      12,857       149,892
                                                      -----------
                                                          465,772
                                                      -----------
    Total United Kingdom...............                 7,933,415
UNITED STATES -- 5.32%
---------------------------------------
BANKS -- 0.21%
  Banco De Galicia Buenos Aires --
    ADR................................       1,581        38,339
  Banco Frances Del Rio De La Plata --
    ADR................................       1,327        36,495
  Banco Latinoamericano De
    Exportaciones SA...................         477        24,208
                                                      -----------
                                                           99,042
BUILDING & CONSTRUCTION -- 0.20%
  Cemex SA -- ADR......................      13,410        96,248
CONFECTIONS & BEVERAGES -- 0.26%
  Compania Cervecerias Unidas -- ADR...         530         8,546
  Panamerican Beverages, Inc...........       2,420       113,437
                                                      -----------
                                                          121,983
DURABLE GOODS -- 0.39%
  First Pacific Co.....................     111,315       144,640
  Industrie Natuzzi -- ADR.............       1,810        41,630
                                                      -----------
                                                          186,270
ELECTRIC UTILITIES -- 0.73%
  Cemig Cia Energetica Minas Gerais --
    ADR................................       2,595        88,405
  Centrais Electricas Brasileiras --
    ADR................................       3,000        53,701
  Cesp Cia Energetica De Sao Paolo --
    ADR................................       1,050        12,075
  Chilgener SA -- ADR..................         604        12,608
  Empresa National Electric -- ADR.....       1,860        28,830
  Enersis SA -- ADR....................       1,180        32,745
  Huaneng Power International, Inc. --
    ADR(a).............................       5,400       121,500
                                                      -----------
                                                          349,864

                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
UNITED STATES (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
ELECTRONICS -- 0.17%
  Grupo Televisa GDR...................         531        13,607
  Samsung Electronics Ltd.(144a).......       1,650        68,269
                                                      -----------
                                                           81,876
FINANCIAL SERVICES -- 0.62%
  AFP Provida -- ADR...................         178   $     3,338
  Brazil Fund, Inc.....................         870        19,358
  Chile Fund, Inc......................       1,320        27,555
  Cifra SA De CV -- ADR................      53,603        65,503
  Guoco Group(a).......................      32,000       179,145
  Korea Fund, Inc......................         213         3,195
                                                      -----------
                                                          298,094
METALS & MINING -- 0.26%
  USINAS -- ADR........................      12,080       123,229
OIL & GAS -- 0.22%
  Enron Global Power & Pipeline
    Partnership........................         260         7,020
  Chilectra SA -- ADR..................         560        28,901
  Repsol SA -- ADR.....................         130         4,956
  Sociedad Comercial Del Plata(144a)...         500        12,802
  Transportadora De Gas Del Sur --
    ADR................................         600         7,350
  YPF Sociedad Anonima -- ADR..........       1,696        42,824
                                                      -----------
                                                          103,853
REAL ESTATE -- 0.64%
  Hong Kong Land Holdings..............     109,908       305,544
RETAIL -- 0.04%
  Gucci Group NV.......................         328        20,951
TELECOMMUNICATIONS -- 1.58%
  Compania Anon Nacional Telefonos De
    Vez -- ADR.........................         960        27,000
  Compania De Telecomunicaciones Chile
    -- ADR.............................         320        32,360
  Telecom Argentina STET -- ADR........         180         7,268
  Telecomunicacoes Brasileiras Telebras
    SA -- ADR..........................       5,422       417,443
  Telefonica De Argentina -- ADR.......       2,790        72,191
  Telefonica De Mexico -- ADR..........       5,615       185,295
  Telefonica Del Peru -- ADR...........         591        11,155
                                                      -----------
                                                          752,712
                                                      -----------
      Total United States..............                 2,539,666
                                                      -----------
      Total Common Stock
        (cost $39,621,098).............                44,777,000
                                                      -----------
RIGHTS & WARRANTS -- 0.06%
---------------------------------------
BELGIUM -- 0.00%
---------------------------------------
BANK -- 0.00%
  Generale De Banque(a)................          26            15
FRANCE -- 0.00%
---------------------------------------
ENERGY -- 0.00%
  Primagaz (Cie Des Gaz Petrole)
    Warrants(a)........................          15           373


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)


                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
RIGHTS & WARRANTS (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
ITALY -- 0.00%
---------------------------------------
BANKS -- 0.00%
  Rinascente SPA Warrants(a)...........         150   $        66
MALAYSIA -- 0.01%
---------------------------------------
FINANCIAL -- 0.01%
  Multi Purpose Holdings Rights(a).....      86,000   $        --
  Renong Berhad Warrants(a)............       5,125         2,516
                                                      -----------
                                                            2,516
PORTUGAL -- 0.03%
---------------------------------------
CONSUMER PRODUCTS -- 0.03%
  Jeronimo Martins Bond Warrants(a)....         333        17,175
SINGAPORE -- 0.02%
---------------------------------------
FINANCIAL -- 0.02%
  United Overseas Bank Warrants(a).....       3,000        10,591
SPAIN -- 0.00%
---------------------------------------
UTILITIES -- 0.00%
  Aguas De Barcelona(a)................           5           208
THAILAND -- 0.00%
---------------------------------------
FINANCIAL -- 0.00%
  Thai Farmers Bank Warrants(a)........         525           415
                                                      -----------
    Total Rights & Warrants
      (cost $34,956)...................                    31,359
                                                      -----------
PREFERRED STOCKS -- 1.80%
---------------------------------------
AUSTRALIA -- 0.06%
---------------------------------------
  Sydney Harbour Casino................      18,000        27,756
BRAZIL -- 1.43%
---------------------------------------
  Banco Bradesco SA....................  10,648,890        77,169
  Banco Itau SA........................      46,000        19,921
  Brahma...............................     127,043        69,445
  Brasmotor SA.........................      82,150        22,808
  Cemig CIA Energy.....................   1,321,597        45,024
  CIM Port Itau CIA....................      73,000        25,640
  Coteminas-CIA Tec....................      55,000        17,552
  Lojas Americanas.....................     815,665        10,754
  Petrol Brasileiros...................     355,745        56,660
  Telecomunicacoes Brasileiras SA......   1,078,910        83,065

                                                        MARKET
                                           SHARES        VALUE
                                         ----------   -----------
PREFERRED STOCKS (CONTINUED)
-----------------------------------------------------------------
BRAZIL (CONTINUED)
-----------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)
-----------------------------------------------------------------
  Telecommunicacoes de Rio de Janiero
    SA.................................     148,000   $    18,728
  Telecommunicacoes De Minas Gerais --
    Telemig............................     158,000        19,539
  Telesp -- Tel Sao Pau Pref...........     482,405       104,457
  Unibanco Uniiao Banco................   2,036,333        66,434
  Usinas...............................  44,146,000        45,034
                                                      -----------
    Total Brazil.......................                   682,230
GERMANY -- 0.22%
---------------------------------------
  Fielmann AG..........................         336        10,481
  Hornbach Holdings AG.................         510        36,457
  Krones AG............................          70        25,383
  Sap AG...............................         257        35,908
                                                      -----------
    Total Germany......................                   108,229
UNITED STATES -- 0.09%
---------------------------------------
  Uniao Sid Minas -- ADS...............       4,150        41,915
                                                      -----------
    Total Preferred Stocks
      (cost $878,721)..................                   860,130
                                                      -----------
                                         PRINCIPAL
                                           AMOUNT
                                         ----------
BONDS -- 0.01%
---------------------------------------
CAPITAL GOODS -- 0.01%
    Renong Berhad......................   $   8,200         3,442
                                                      -----------
    Total Bonds
      (cost $3,288)....................                     3,442
                                                      -----------
SHORT TERM INVESTMENTS -- 4.40%
---------------------------------------
MONEY MARKET FUNDS -- 4.40%
    State Street Global Advisor Fund,
      5.38%,(b) (cost $2,098,660)......   2,098,660     2,098,660
                                                      -----------
TOTAL INVESTMENTS -- 100%
---------------------------------------
    (cost $42,636,723).................               $47,770,591
                                                      ===========



-------------------------

(a) Non-income producing.

(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                        MARKET
                                           SHARES        VALUE
                                           ------       ------
COMMON STOCKS -- 89.36%
-----------------------------------------
SOUTH AFRICA -- 0.14%
-----------------------------------------
MINING -- 0.14%
  Rustenburg Platinum Holdings...........    5,029    $    68,795
UNITED STATES -- 89.22%
-----------------------------------------
AEROSPACE & AIRCRAFT -- 2.82%
  BE Aerospace, Inc., (a)................   18,500        501,813
  OEA, Inc. .............................   18,500        846,375
                                                      -----------
                                                        1,348,188
APPAREL -- 2.40%
  Tommy Hilfiger Corp.(a)................    4,500        216,000
  Warnaco Group, Inc. ...................   31,500        933,188
                                                      -----------
                                                        1,149,188
BROADCAST & COMMUNICATIONS -- 3.62%
  Aerial Communications, Inc., (a).......   34,700        281,937
  Catalina Marketing Corp.(a)............    7,000        385,875
  Comcast Corp. .........................   30,000        534,375
  Cox Communications -- Class A(a).......   23,000        531,875
                                                      -----------
                                                        1,734,062
BUSINESS SERVICES -- 4.40%
  ADVO, Inc. ............................   10,000        140,000
  CUC International, Inc.................   16,000        380,000
  Gymboree Corp., (a)....................   23,000        526,125
  Interim Services, Inc., (a)............   20,100        713,550
  National Data Corp. ...................    8,000        348,000
                                                      -----------
                                                        2,107,675
CHEMICALS -- 1.13%
  Airgas, Inc. (a).......................    5,900        129,800
  Great Lakes Chemical Corp. ............    7,000        327,250
  Petrolite Corp. .......................    1,800         86,400
                                                      -----------
                                                          543,450
COMPUTERS & SOFTWARE -- 8.84%
  Adobe Systems, Inc. ...................    5,800        216,775
  BDM International, Inc. ...............    7,000        379,750
  BMC Software, Inc. (a).................   11,000        455,125
  Ceridian Corp. ........................    6,000        243,000
  Checkfree Corp., (a)...................   14,000        239,750
  DST Systems, Inc., (a).................    5,400        169,425
  Fore Systems, Inc., (a)................    7,000        230,125
  Intuit, Inc. (a).......................    9,000        283,500
  Network General Group, (a).............   12,000        363,000
  Platinum Technology, Inc. (a)..........   21,000        286,125
  Shiva Corp.(a).........................    8,000        279,000
  Sterling Communications, Inc. .........    7,000        246,750
  SunGuard Data Systems..................   13,000        513,500
  Synopsys, Inc.(a)......................    7,000        323,750
                                                      -----------
                                                        4,229,575
CONSUMER PRODUCTS -- 1.93%
  American Pad & Paper Co.(a)............   31,000        701,375
  Polymer Group, Inc., (a)...............   16,000        222,000
                                                      -----------
                                                          923,375


                                                        MARKET
                                           SHARES        VALUE
                                           ------       ------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
UNITED STATES (CONTINUED)
-----------------------------------------
DRUGS -- 2.59%
  Biogen, Inc. ..........................   14,000    $   542,500
  Cardinal Health, Inc. .................   12,000        699,000
                                                      -----------
                                                        1,241,500
DURABLE GOODS -- 3.80%
  Alco Standard Corp. ...................   19,000        980,875
  Danaher Corp. .........................   18,000        839,250
                                                      -----------
                                                        1,820,125
ELECTRONICS -- 5.72%
  ADT, Ltd...............................   38,000        869,250
  Analog Devices, Inc., (a)..............   12,000        406,500
  Dentsply International, Inc. ..........    2,100         99,750
  Maxim Integrated Products, Inc. (a)....   12,000        519,000
  Teleflex, Inc. ........................    9,500        495,187
  Xilinx, Inc.(a)........................    9,500        349,719
                                                      -----------
                                                        2,739,406
ENVIRONMENT -- 1.36%
  Philip Environmental, Inc. (a).........   45,000        652,500
FINANCE COMPANIES -- 5.61%
  Corporate Express, Inc., (a)...........   28,000        824,250
  Franklin Resources, Inc. ..............    8,000        547,000
  Mercury Finance Co.....................   62,000        759,500
  Money Store, Inc. .....................   20,100        555,262
                                                      -----------
                                                        2,686,012
HEALTH PRODUCTS & CARE -- 7.16%
  Apria Healthcare Group, Inc. (a).......   21,500        403,125
  General Nutrition Cos., Inc., (a)......   41,000        691,875
  Gilead Sciences, Inc., (a).............   12,000        300,000
  Pacificare Health Systems, Inc. --
    Class B(a)...........................    6,000        511,500
  Quorum Health Group, Inc. (a)..........   30,000        892,500
  Sybron International Corp.(a)..........   19,000        627,000
                                                      -----------
                                                        3,426,000
HOTEL & MOTEL -- 2.52%
  Hospitality Franchise Systems, Inc. ...    9,000        537,750
  La Quinta Inns, Inc. ..................   35,000        669,375
                                                      -----------
                                                        1,207,125
INSURANCE -- 4.86%
  Ace Limited............................   16,000        962,000
  Partner Re Limited.....................   19,000        646,000
  PMI Group, Inc. .......................   13,000        719,875
                                                      -----------
                                                        2,327,875
MERCHANDISING -- 1.34%
  Tupperware Corp. ......................   12,000        643,500
MINING -- 3.28%
  Cambior, Inc. .........................   30,000        438,750
  Oxford Res Corp -- Class A, (a)........   21,000        648,375
  TVX Gold, Inc. (a).....................   62,300        482,825
                                                      -----------
                                                        1,569,950



                     See notes to the financial statements.

                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                                                        MARKET
                                           SHARES        VALUE
                                          ---------   -----------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
UNITED STATES (CONTINUED)
-----------------------------------------
OIL & GAS -- 6.08%
  Camco International, Inc...............   17,000    $   784,125
  Cooper Cameron Corp....................    9,000        688,500
  Smith International, Inc.(a)...........   18,000        807,750
  Weatherford Enterra, Inc...............   21,000        630,000
                                                      -----------
                                                        2,910,375
RESTAURANTS -- 4.30%
  Boston Chicken, Inc.(a)................   17,000        609,875
  JP Foodservice, Inc.(a)................   30,000        836,250
  Outback Steakhouse, Inc.(a)............   23,000        615,250
                                                      -----------
                                                        2,061,375
RETAIL -- 7.21%
  Circuit City Stores, Inc. .............   19,000        572,375
  Eckerd Corp., (a)......................    3,555        113,760
  Kohls Corp.(a).........................   13,000        510,250
  MSC Industrial Direct, Inc.............   12,000        444,000
  Price/Costco, Inc.(a)..................   29,000        728,625
  Revco DS, Inc.(a)......................   18,400        680,800
  Scholastic Corp., (a)..................    6,000        403,500
                                                      -----------
                                                        3,453,310
STEEL -- 1.55%
  Trimas Corp.(a)........................   31,000        740,125
TELECOMMUNICATIONS -- 3.04%
  Palmer Wireless, Inc. Class A(a).......   21,800        228,900
  Telephone & Data Systems, Inc. ........    6,900        250,125
  360 Communications Co. ................   20,900        483,312
  US Cellular Corp.(a)...................    7,000        195,125
  Vanguard Cellular Systems -- Class
    A(a).................................   19,000        299,250
                                                      -----------
                                                        1,456,712
TOBACCO -- 1.15%
  Consolidated Cigar Holdings, Inc.(a)...   22,200        549,450
WASTE DISPOSAL -- 2.51%
  Republic Industries, Inc., (a).........   14,000        436,625
  USA Waste Services, Inc.(a)............   24,000        765,000
                                                      -----------
                                                        1,201,625
                                                      -----------
    Total United States..................              42,722,478
                                                      -----------
      Total Common Stock
        (cost $37,680,609)...............              42,791,273
                                                      -----------

                                          PRINCIPAL    MARKET
                                           AMOUNT       VALUE
                                          ---------   -----------
SHORT TERM INVESTMENTS -- 10.64%
-----------------------------------------
U.S. TREASURY BILLS -- 9.75%
  U.S. Treasury Bill
    4.85%, 01/02/1997.................... $221,000    $   220,970
    5.00%, 01/09/1997....................  488,000        487,458
    4.98%, 01/23/1997....................  133,000        132,595
    5.01%, 01/30/1997....................  375,000        373,486
    4.84%, 02/06/1997....................  331,000        329,398
    5.015%, 02/06/1997...................  465,000        462,668
    5.06%, 02/06/1997....................  293,000        291,517
    5.02%, 02/13/1997....................  165,000        164,011
    5.045%, 02/13/1997...................  185,000        183,885
    4.82%, 03/06/1997....................  240,000        237,922
    4.835%, 03/06/1997...................   56,000         55,515
    4.90%, 03/06/1997....................  365,000        361,820
    4.91%, 03/06/1997....................  255,000        252,792
    4.885%, 03/13/1997...................  327,000        323,850
    4.86%, 03/20/1997....................  448,000        443,381
    5.02%, 05/01/1997....................  351,000        345,152
                                                      -----------
                                                        4,666,420
U.S. GOVERNMENTAL AGENCIES -- 0.89%
  Federal Home Loan Mortgage Notes
    5.50%, 01/09/1997....................  185,000        184,774
    5.51%, 01/14/1997....................  241,000        240,520
                                                      -----------
                                                          425,294
MONEY MARKET FUNDS -- 0.00%
  State Street Global Advisor Fund,
    5.38%,(b)............................      633            633
                                                      -----------
      Total Short Term Investments
        (cost $5,092,232)................               5,092,347
                                                      -----------
TOTAL INVESTMENTS -- 100%
-----------------------------------------
  (cost $42,772,841).....................             $47,883,620
                                                      ===========

-------------------------
(a) Non-income producing.

(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1996.

                     See notes to the financial statements.

                                JNL SERIES TRUST

                                     PART C
                               OTHER INFORMATION

Note: Items 24-32 have been answered with respect to all sixteen investment portfolios (Series) of the Registrant.

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements

     (i) Financial statements included in Part A of the Registration Statement: Financial Highlights

          (ii) Financial statements included in Part B of the Registration Statement:

                     Report of Independent Accountants

                     Statements of Assets and Liabilities at
                     December 31, 1996

                     Statements of Operations for Nine Months Ended December 31, 1996

                     Statements of Changes in Net Assets for the Periods May 15, 1995 through March 31, 1996 and April 1, 1996 to December 31, 1996

                     Financial Highlights for the Periods May 15,
                     1995 through March 31, 1996 and April 1, 1996 to December 31, 1996

                     Notes to Financial Statements

                     Schedules of Investments at December 31, 1996



     (b) Exhibits


Exhibit
Number   Description
-------  -----------


1. Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

2. Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

3. Not Applicable

4. Not Applicable

5.    (a)  Amended Investment Advisory and Management Agreement between
           Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (b) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (c) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (d)  Investment Sub-Advisory Agreement between Jackson National
           Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (e) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (f) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (g) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (h)  Investment Sub-Advisory Agreement between Jackson National
           Financial Services, Inc. and Salomon Brothers Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (i) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National

           Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

      (j) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

      (k) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.


      (l)  Form of Amendment to Amended Investment Advisory and
           Management Agreement between JNL Series Trust and Jackson National Financial Services, Inc., attached hereto.

      (m) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc., attached hereto.

      (n) Form of Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc., attached hereto.


6.    (a)  Amended Fund Participation Agreement between Registrant and Jackson
           National Life Insurance Company dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

      (b) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

      (c) Amendment to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, attached hereto.

7. Not Applicable

8. Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, attached hereto.

9. Transfer Agency and Service Agreement between Registrant State Street Bank and Trust Company dated September 16, 1996, attached hereto.

10. Opinion of Blazzard, Grodd & Hasenauer, PC, attached hereto.

11. Consent of Price Waterhouse LLP, attached hereto.

12. Not Applicable

13. Not Applicable

14. Not Applicable

15. Not Applicable

16. Computation of Performance Quotations, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

17. Financial Data Schedule, attached hereto.

18. Not Applicable

Item 25. Persons controlled by or under Common Control with Registrant.

         As of April 7, 1997, Jackson National Life Insurance Company, a Michigan corporation, through its initial investment of capital into each Series, owns 5.2% of the outstanding shares of the Trust.


Item 26. Number of Holders of Securities.


                                                               NUMBER OF
                                                             HOLDERS AS OF
          SERIES                                             APRIL 7, 1997
          -------                                            -------------
          JNL Aggressive Growth Series                                3
          JNL Capital Growth Series                                   3
          JNL Global Equities Series                                  3
          JNL/Alger Growth Series                                     3
          JNL/Eagle Core Equity Series                                2
          JNL/Eagle Small Cap Series                                  2
          JNL/Phoenix Investment Counsel Balanced Series              2
          JNL/Phoenix Investment Counsel Growth Series                2
          PPM America/JNL High Yield Bond Series                      3
          PPM America/JNL Money Market Series                         3
          PPM America/JNL Value Equity Series                         2
          Salomon Brothers/JNL Global Bond Series                     3
          Salomon Brothers/JNL U.S. Government & Quality Bond Series  3
          T. Rowe Price/JNL Established Growth Series                 3
          T. Rowe Price/JNL International Equity Investment Series    3
          T. Rowe Price/JNL Mid-Cap Growth Series                     3

Item 27. Indemnification.

            Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

            The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

            Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 28.    Business and Other Connections of Investment Adviser.

            Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Financial Services, Inc. ("JNFSI") contained in the sections entitled "Management of the Trust" and "Investment Adviser and Other

            Services" and the biographical information pertaining to Messrs. Jordan, Hopping, Knutson, Meyer and Fritts, contained in the section entitled "Trustees and Officers of the Trust" of the Statement of Additional Information.

            Eagle Asset Management, Inc., Fred Alger Management, Inc., Janus Capital Corporation, Phoenix Investment Counsel, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc., Salomon Brothers Asset Management Limited, T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                              File No.
                                                              ---------
            Eagle Asset Management, Inc.                      801-21343
            Fred Alger Management, Inc.                       801-06709
            Janus Capital Corporation                         801-13991
            Phoenix Investment Counsel, Inc.                  801-5995
            PPM America, Inc.                                 801-40783
            Putnam Investment Management, Inc.                801-7974
            Salomon Brothers Asset Management Inc.            801-32046
            T. Rowe Price Associates, Inc.                    801-856
            Rowe Price-Fleming International, Inc.            801-14713
            Salomon Brothers Asset Management Limited         801-43335

  Item 29.  Principal Underwriters.

            Not Applicable.

  Item 30.  Location of Accounts and Records


            Accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11)
            are in the physical possession of the Registrant at 5901 Executive Drive, Lansing, Michigan 48911; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

  Item 31.  Management Services.

            Not Applicable.

  Item 32.  Undertakings.

            (a) Not Applicable

            (b)  Not Applicable

            (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lansing and the State of Michigan on the 14th day of April, 1997.



     JNL SERIES TRUST


                                          By: /s/ John A. Knutson
                                                  by Thomas J. Meyer
                                                  John A. Knutson
                                                  President, CEO and
                                                  Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.



     /s/ John A. Knutson      President, CEO and         April 14, 1997
          by Thomas J. Meyer  Chairman of the Board
     John A. Knutson

     /s/ Andrew B. Hopping    Vice President,            April 14, 1997
          by Thomas J. Meyer  Treasurer, CFO
     Andrew B. Hopping        and Trustee

     /s/ Joseph Frauenheim    Trustee                    April 14, 1997
          by Thomas J. Meyer
     Joseph Frauenheim

                              Trustee
     -----------------------                              ----------------
     Richard McLellan


     /s/ Peter McPherson      Trustee                    April 14, 1997
          by Thomas J. Meyer
     Peter McPherson

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint John A. Knutson, Thomas J. Meyer and Robert P. Saltzman, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.



/s/ John A. Knutson                          February 20, 1997
----------------------                       -----------------
John A. Knutson                              Date


/s/  Andrew B. Hopping                       February 20, 1997
----------------------                       -----------------
Andrew B. Hopping                            Date


/s/  Joseph Frauenheim                       February 20, 1997
----------------------                       -----------------
Joseph Frauenheim                            Date


                                             February 20, 1997
----------------------                       -----------------
Richard McLellan                             Date


/s/ Peter McPherson                          February 20, 1997
----------------------                       -----------------
Peter McPherson                              Date

                                  EXHIBIT LIST



Exhibit
Number   Description
-------  -----------


5.(l) Form of Amendment to Amended Investment Advisory and Management Agreement between JNL Series Trust and Jackson National Financial Services, Inc., attached hereto as EX-99.B5-497aaim

5.(m) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc., attached hereto as EX-99.B5-ppmasaa

5.(n) Form of Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc., attached hereto as EX-99.B5-putnam

6.(c) Amendment to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, attached hereto as EX-99.B6-497aafp

8. Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, attached hereto as EX-99.B8-custody

9. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated September 16, 1996, attached hereto as EX-99.B9-ta

10. Opinion of Blazzard, Grodd & Hasenauer, PC, attached hereto as
EX-99.B10-bgh

11. Consent of Price Waterhouse LLP, attached hereto as EX-99.B11-pw

17. Financial Data Schedule, attached hereto as EX-27